December  31,  2002


Conseco  Science  &  Technology Fund

Conseco 20 Fund

Conseco Equity Fund

Conseco Large-Cap Fund

Conseco Balanced Fund

Conseco Convertible Securities Fund

Conseco High  Yield  Fund

Conseco  Fixed  Income  Fund

                                                                            2002
                                                                          ANNUAL
                                                                          REPORT

CONSECO  FUND  GROUP.
Investing  in  step  with  your  life.


TABLE  OF  CONTENTS



A Message from the President          ii
Statements of Assets and Liabilities   2
Statements of Operations               4
Statements of Changes in Net Assets    6
CONSECO SCIENCE & TECHNOLOGY FUND
Portfolio Manager's Review            14
 Schedule of Investments              16
CONSECO 20 FUND
Portfolio Manager's Review            17
 Schedule of Investments              19
CONSECO EQUITY FUND
Portfolio Manager's Review            20
Schedule of Investments               22
CONSECO LARGE-CAP FUND
Portfolio Manager's Review            25
Schedule of Investments               27
CONSECO BALANCED FUND
Portfolio Managers' Review            29
 Schedule of Investments              31
CONSECO CONVERTIBLE SECURITIES FUND
Portfolio Manager's Review            36
Schedule of Investments               38
CONSECO HIGH YIELD FUND
Portfolio Managers' Review            41
 Schedule of Investments              43
CONSECO FIXED INCOME FUND
Portfolio Managers' Review            47
Schedule of Investments               49
Notes to Financial Statements         54
Financial Highlights                  58
Board of Trustees                     68

    THIS REPORT IS FOR THE INFORMATION OF CONSECO FUND GROUP SHAREHOLDERS. IT
     IS AUTHORIZED FOR DISTRIBUTION TO OTHER PERSONS ONLY WHEN PRECEDED, OR ACCOMPANIED BY, A CURRENT PROSPECTUS THAT CONTAINS MORE COMPLETE INFORMATION,
                        INCLUDING CHARGES AND EXPENSES.



A  MESSAGE  FROM  THE  PRESIDENT

Dear  Fellow  Shareholder:

     I am pleased to share with you the Annual Report for the Conseco Fund Group through December 31, 2002. I encourage you to read the portfolio managers' reviews to gain insight into the direction of the Funds and their performance during the year.

The  Morning(s)  After

     The "New Economy" party of the 1990's was one for the ages. It will surely be viewed as the defining event of the era. As with any good party, stories of overindulgence, foolish behavior and wanton disregard for consequences are legion, and have, in this case, been amply chronicled. Ad nauseam. Adding to the nauseam of the seemingly unending explanations is the inevitable hangover that hits when the party ended. Revelers partied too hard for too long, and now must pay. To make matters worse, throw the beating of war drums, the stench of scandal and the threat of terrorism into the noxious mix, and we got the mother of all morning afters.

     Rarely has our country's psychological mood swung as violently from one extreme to another as it has in the last few years. But one thing we must keep in mind as we struggle to recover from this hangover; this too shall pass.

Fund  Performance

     There has never been a more critical time for analysts to truly know the companies they own, as unprecedented volatility in both equity and fixed income markets challenge even the savviest of investors. As corporate America and consumers continue to delever, Conseco Capital Management's ("CCM") fixed-income research team continues to sift through companies, looking for the best opportunities in the marketplace. By meeting with senior management, competitors, distributors, and suppliers, our analysts, traders, and portfolio managers are able to work as one to find the best securities for your portfolio.

     The Conseco High Yield Fund (Class A) maintained its rankings as a dominant leader in its peer group. As of December 31, 2002, the Fund ranked in the top 15 percent of its peer group for the trailing one and five year returns.(1) The high yield, or below investment grade, bond marketplace has been decimated with high default rates, corporate scandals, as well as illiquidity for several years. These problems caused many high yield bonds to be oversold, and prompted a flight to quality into the Treasury bond market through the first three quarters of 2002. As the equity markets rebounded in the fourth quarter, high yield bonds posted one of their best quarters. The Conseco High Yield Fund returned 12.48% for the fourth quarter, ranking it in the top 2 percent of its peer group.(1)

     The Conseco Equity Fund (Class A) continued strong performance against its mid-cap equity peers as it outperformed its benchmark for the trailing one, three, and five-year periods. The Fund posted a trailing five-year average annual return of 7.97%, which ranked it in the top 7 percent of its peer group as of December 31, 2002. The Fund had even stronger relative returns for the trailing 12 months period ranking in the top 3 percent of its peer group.(1) Sub-advised by Chicago Equity Partners, LLP, the Fund maintains a sector-neutral approach and does not try to time the market.

     The Conseco 20 and Science & Technology Funds held true to their investment style and philosophy in 2002. Sub-advised by Oak Associates, Ltd. ("Oak"), these Funds maintain a high concentration, with approximately 20 stocks in their portfolios. The Funds typically will invest in only those sectors of the marketplace showing the highest long-term growth rates: technology, financials, and health care stocks. Oak's investment philosophy is one of the most disciplined approaches on Wall Street, maintaining a buy-and-hold strategy even during periods of panic selling. Funds of this nature, by design, depreciate faster than the market during a bear market. As the equity markets rallied in the fourth quarter of 2002, the Conseco 20 and Science & Technology Funds held true to form, significantly outpacing their benchmarks and posting a 15.84% and 19.09% return respectively in that quarter.(1)

Volatility Can Be Your Friend

     The recent market volatility has been challenging to both mutual fund investors and portfolio managers alike. One way for investors to maintain discipline during these volatile times is through the use of dollar cost averaging. Making systematic purchases can help minimize the risk of the moment. And as always, we recommend you seek the advice of an advisor.

     Thank you for your continued support and confidence. We are committed to providing first class services to you, and look forward to meeting your future investment needs.

Sincerely
,
Maxwell  E.  Bublitz,  CFA
President  &  Trustee
Conseco  Fund  Group

President  &  CEO
Conseco  Capital  Management,  Inc.

---------
(1) Data from Morningstar Principia 12-31-02 on Class A shares. Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost.



STATEMENTS  OF  OPERATIONS

For  the  year  ended  December  31,  2002



                                   CONSECO SCIENCE &    CONSECO         CONSECO        CONSECO
                                   TECHNOLOGY FUND      20 FUND         EQUITY FUND    LARGE-CAP FUND
                                   -----------------    ------------    ------------   ---------------
ASSETS:
Investments in securities
   at cost                         $        8,769,666   $ 143,557,340   $117,523,781   $     6,480,350
-------------------------------------------------------------------------------------------------------
Investments in securities
   at value (Note 2) (Including
   repurchase agreements of
   $468,376, $439,158,
   $3,109,718 and $40,151,
   respectively)                   $        6,266,586   $  58,920,648   $115,645,932   $     5,591,743
Interest and dividends
   receivable                                     258          12,994        118,072             6,337
Receivable for
   securities sold                             97,382         735,092        107,874                --
Receivable for shares sold                     37,808          39,090      1,085,721                --
Cash                                              713             343         24,017               530
Prepaid assets                                 16,357          25,631         22,196            13,456
-------------------------------------------------------------------------------------------------------
     Total assets                           6,419,104      59,733,798    117,003,812         5,612,066
-------------------------------------------------------------------------------------------------------
LIABILITIES AND
   NET ASSETS:
Payable to Conseco, Inc
   and subsidiaries                             8,849         160,282        149,656             6,515
Accrued expenses                               24,478          41,984         70,463            23,520
Payable to Custodian                               --              --             --                --
Payable for shares redeemed                    31,515         252,430        281,186            30,370
Payable upon return of
   securities on loan                         468,376      10,957,966     14,384,285            40,151
Payable for securities
   purchased                                   15,120              --             --                --
-------------------------------------------------------------------------------------------------------
     Total liabilities                        548,338      11,412,662     14,885,590           100,556
-------------------------------------------------------------------------------------------------------
     Net assets                    $        5,870,766   $  48,321,136   $102,118,222   $     5,511,510
=======================================================================================================
NET ASSETS
   CONSIST OF:
Paid-in capital                    $       55,381,952   $ 311,291,133   $161,808,802   $    22,791,446
Accumulated undistributed
   net investment income (loss)                    --              --         11,885                --
Accumulated undistributed net
   realized losses
   on investments                         (47,008,106)   (178,333,305)   (57,824,616)      (16,391,329)
Net unrealized appreciation
   (depreciation) on investments           (2,503,080)    (84,636,692)    (1,877,849)         (888,607)
     Net assets                    $        5,870,766   $  48,321,136   $102,118,222   $     5,511,510
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION
   PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited
   shares authorized)                       2,875,188       2,503,522        961,967           197,513
Net assets                         $        3,778,403   $   8,777,636   $  7,289,871   $       944,920
Net asset value and redemption
   price per share (Note 1)        $             1.31   $        3.51   $       7.58   $          4.78
Maximum sales charge per share
   (5.75 percent of public
  offering price; 5.00 percent
   of public offering
  price for the Conseco
   Fixed Income Fund)                            0.08            0.21           0.46              0.29
Maximum offering price per share   $             1.39   $        3.72   $       8.04   $          5.07
=======================================================================================================
CLASS B SHARES:
Shares outstanding (unlimited
   shares authorized)                         416,059       4,776,635      2,176,187           445,742
Net assets                         $          539,881   $  16,196,664   $ 15,956,277   $     2,101,731
Net asset value, offering price
   and redemption price
   per share (Note 1)              $             1.30   $        3.39   $       7.33   $          4.72
=======================================================================================================
CLASS C SHARES:
Shares outstanding (unlimited
   shares authorized)                         954,905       4,510,785      2,225,284           393,751
Net assets                         $        1,239,751   $  15,359,033   $ 16,328,533   $     1,858,379
Net asset value and redemption
   price per share (Note 1)        $             1.30   $        3.40   $       7.34   $          4.72
Maximum sales charge
   per share (1.00 percent of
   public offering price)                        0.01            0.03           0.07              0.05
Maximum offering price
   per share                       $             1.31   $        3.43   $       7.41   $          4.77
=======================================================================================================
CLASS Y SHARES:
Shares outstanding (unlimited
   shares authorized)                         235,035       2,266,003      7,945,094           125,602
Net assets                         $          312,731   $   7,987,803   $ 62,543,541   $       606,480
Net asset value, offering price
   and redemption price
   per share (Note 1)              $             1.33   $        3.53   $       7.87   $          4.83
=======================================================================================================

   The accompanying notes are an integral part of these financial statements.



                                                              CONSECO FUND GROUP

                                                              2002 Annual Report



                                                     CONSECO        CONSECO        CONSECO
                                      CONSECO        CONVERTIBLE    HIGH           FIXED
                                      BALANCED       SECURITIES     YIELD          INCOME
                                      FUND           FUND           FUND           FUND
                                      -----------    -----------    -----------    ------------
ASSETS:
Investments in securities
   at cost                            $ 41,596,480   $ 24,404,539   $132,259,897   $120,242,382
------------------------------------------------------------------------------------------------
Investments in securities at value
    (Note 2) (Including
repurchase agreements of
   $1,893,552, $4,767,076,
8,410,857 and $198,923,
   respectively)                      $ 39,195,190   $ 23,805,367   $119,774,535   $122,240,709
Interest and dividends receivable          399,860        129,388      2,029,002      1,596,723
Receivable for securities sold           1,610,487        133,750             --        667,950
Receivable for shares sold                  11,746             --          9,588         70,480
Cash                                            --            159      2,737,618         30,959
Prepaid assets                              13,424         20,193         15,066         23,850
------------------------------------------------------------------------------------------------
     Total assets                       41,230,707     24,088,857    124,565,809    124,630,671
------------------------------------------------------------------------------------------------
LIABILITIES AND
   NET ASSETS:
Payable to Conseco, Inc.
   and subsidiaries                         90,760         48,594        236,914        241,388
Accrued expenses                            51,942         27,280         53,280         97,657
Payable to Custodian                       676,730             --             --             --
Payable for shares redeemed                332,759        129,599      1,947,964        787,234
Payable upon return of
    securities on loan                   1,893,552      4,767,076     16,428,872      6,533,012
Payable for securities
   purchased                                    --             --             --             --
------------------------------------------------------------------------------------------------
     Total liabilities                   3,045,743      4,972,549     18,667,030      7,659,291
------------------------------------------------------------------------------------------------
   Net assets                         $ 38,184,964   $ 19,116,308   $105,898,779   $116,971,380
------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                       $ 65,183,571   $ 34,325,153   $146,664,313   $122,951,139
Accumulated undistributed net
    investment income (loss)                46,520        134,636        (38,590)       126,182
Accumulated undistributed net
   realized losses on investments      (24,643,837)   (14,744,309)   (28,241,582)    (8,104,268)
Net unrealized appreciation
   (depreciation) on investments        (2,401,290)      (599,172)   (12,485,362)     1,998,327
------------------------------------------------------------------------------------------------
     Net assets                       $ 38,184,964   $ 19,116,308   $105,898,779   $116,971,380
================================================================================================
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
    PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited
   shares authorized)                      487,833        305,697      6,220,159      1,537,196
Net assets                            $  4,204,503   $  2,639,465   $ 44,058,651   $ 15,454,860
Net asset value and redemption
   price per share (Note 1)           $       8.62   $       8.63   $       7.08   $      10.05
Maximum sales charge per
    share (5.75 percent of
   public offering price;
   5.00 percent of public
   offering for the Conseco
   Fixed Income Fund)                         0.53           0.53           0.43           0.53
Maximum offering price
    per share                         $       9.15   $       9.16   $       7.51   $      10.58
================================================================================================
CLASS B SHARES:
Shares outstanding (unlimited
    shares authorized)                   1,454,954      1,099,814      5,062,248      3,502,816
Net assets                            $ 12,345,389   $  9,438,006   $ 35,654,371   $ 35,086,834
Net asset value, offering price
   and redemption price
   per share (Note 1)                 $       8.49   $       8.58   $       7.04   $      10.02
================================================================================================
CLASS C SHARES:
Shares outstanding (unlimited
   shares authorized)                    1,522,573        429,768      2,350,872      3,546,446
Net assets                            $ 13,026,078   $  3,701,337   $ 16,537,522   $ 35,718,549
Net asset value and redemption
   price per share (Note 1)           $       8.56   $       8.61   $       7.03   $      10.07
Maximum sales charge per share
    (1.00 percent of
   public offering price)                     0.09           0.09           0.07           0.10
Maximum offering price
    per share                         $       8.65   $       8.70   $       7.10   $      10.17
================================================================================================
CLASS Y SHARES:
Shares outstanding (unlimited
   shares authorized)                      991,353        386,353      1,353,277      3,040,706
Net assets                            $  8,608,994   $  3,337,500   $  9,648,235   $ 30,711,137
Net asset value, offering price
   and redemption price
   per share (Note 1)                 $       8.68   $       8.64   $       7.13   $      10.10
================================================================================================

   The accompanying notes are an integral part of these financial statements.
---------------------------------------------------------------------

STATEMENTS  OF  OPERATIONS
For  the  year  ended  December  31,  2002

                                         CONSECO SCIENCE &                      CONSECO        CONSECO
                                         TECHNOLOGY FUND     CONSECO 20 FUND    EQUITY FUND    LARGE-CAP FUND
                                         ----------------    ---------------    -----------    ---------------
INVESTMENT INCOME:
Interest                               $            6,545   $         24,319   $     50,568   $         3,081
Dividends                                             154            427,053      1,810,294           116,888
Other income                                        1,829             21,246         21,192               242
Foreign tax withheld                                   --                 --           (116)               --
--------------------------------------------------------------------------------------------------------------
    Total investment income                         8,528            472,618      1,881,938           120,211
==============================================================================================================
EXPENSES:
Investment advisory fees                          135,850            595,582        935,737            97,933
Distribution and service fees:
    Class A                                        44,928             76,992         50,326            27,470
    Class B                                        11,523            289,063        205,063            35,120
    Class C                                        28,215            268,909        219,008            33,610
Administration fee                                 27,170            170,166        267,354            27,981
Transfer agent fees and expenses                   43,440            200,584         80,192            41,434
Registration and filing fees                       28,389             34,561         41,624            28,725
Custody fees                                        2,820              7,470          8,373            12,775
Audit fees                                          4,960             12,320         22,061             4,101
Organization costs                                     --             19,698             --                --
Legal fees                                          1,104             11,026          8,051             1,104
Reports - printing                                  9,580             58,629         65,214             7,505
Trustee fees and expenses                           1,458              8,764         13,719             1,534
Insurance                                             365              1,198          1,454               365
Other                                                 863                658          4,709               813
--------------------------------------------------------------------------------------------------------------
    Total expenses                                340,665          1,755,620      1,922,885           320,470
==============================================================================================================
Less expense reductions
    and reimbursements (Note 3)                   (86,186)           (57,247)      (114,495)          (84,366)
--------------------------------------------------------------------------------------------------------------
    Net expenses                                  254,479          1,698,373      1,808,390           236,104
--------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                 (245,951)        (1,225,755)        73,548          (115,893)
==============================================================================================================
NET REALIZED AND
    UNREALIZED GAINS (LOSSES)
    ON INVESTMENTS:
Net realized losses on
    sales of investments                      (27,962,051)      (101,214,858)    (8,343,507)       (6,139,136)
Net change in unrealized
    appreciation or depreciation
    on investments                             15,821,591         51,871,990    (11,917,452)          538,657
--------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gains (losses) on investments          (12,140,460)       (49,342,868)   (20,260,959)       (5,600,479)
==============================================================================================================
Net increase (decrease) in net
   assets from operations              $      (12,386,411)  $    (50,568,623)  $(20,187,411)  $    (5,716,372)
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.


CONSECO  FUND  GROUP
2002  ANNUAL  REPORT



                                            CONSECO       CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                         BALANCED FUND      SECURITIES FUND       YIELD FUND      INCOME FUND
                                         -------------    -------------------   -------------    --------------
INVESTMENT INCOME:
Interest                                $    2,220,683   $          1,144,036   $  12,450,314   $   11,802,623
Dividends                                      607,686                139,862         286,182               --
Other income                                     7,049                 20,006          71,535           99,033
Foreign tax withheld                                --                   (668)             --               --
--------------------------------------------------------------------------------------------------------------
Total investment income                      2,835,418              1,303,236      12,808,031       11,901,656
===============================================================================================================
EXPENSES:
Investment advisory fees                       481,839                219,505         731,215          783,965
Distribution and service fees:
    Class A                                     73,563                 16,854         131,374          191,308
    Class B                                    173,829                127,893         438,228          392,296
    Class C                                    233,236                 54,273         241,293          535,899
Administration fee                             137,668                 51,648         208,918          348,429
Transfer agent fees and expenses                48,112                 48,832          56,153           64,923
Registration and filing fees                    30,536                 32,392          34,489           37,962
Custody fees                                    38,919                 10,384          18,204           30,873
Audit fees                                      12,364                  3,152          18,169           29,964
Organization costs                                  --                     --          19,698               --
Legal fees                                       7,347                  1,360           9,236           18,960
Reports - printing                              39,775                 10,615          44,535           84,086
Director fees and expenses                       9,169                  2,526          10,664           18,671
Insurance                                          833                    365           1,198            1,948
Other                                            2,490                  1,745           6,103            8,287
--------------------------------------------------------------------------------------------------------------
    Total expenses                           1,289,680                581,544       1,969,477        2,547,571
===============================================================================================================
Less expense reductions and
    reimbursements (Note 3)                   (123,484)              (111,370)       (218,449)        (385,555)
--------------------------------------------------------------------------------------------------------------
    Net expenses                             1,166,196                470,174       1,751,028        2,162,016
--------------------------------------------------------------------------------------------------------------
    Net investment income (loss)             1,669,222                833,062      11,057,003        9,739,640
===============================================================================================================
NET REALIZED AND UNREALIZED
    GAINS (LOSSES)
    ON INVESTMENTS:
Net realized losses on sales
    of investments                         (13,098,168)            (4,257,955)     (6,793,750)      (5,321,221)
Net change in unrealized appreciation
     or depreciation on investments            171,830                837,350      (2,528,943)       2,244,567
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
    (losses) on investments                (12,926,338)            (3,420,605)     (9,322,693)      (3,076,654)
===============================================================================================================
Net increase (decrease) in net
    assets from operations              $  (11,257,116)  $         (2,587,543)  $   1,734,310   $    6,662,986
===============================================================================================================



   The accompanying notes are an integral part of these financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  year  ended  December  31



                                                          CONSECO SCIENCE &
                                                            TECHNOLOGY FUND                CONSECO 20 FUND
                                             --------------------------------------  -----------------------------
                                                    2002                2001              2002            2001
                                             ------------------   -----------------  -------------   -------------
OPERATIONS:
Net investment income (loss)                 $         (245,951)  $       (358,464)  $  (1,225,755)  $  (2,292,319)
Net realized gains (losses) on sale
     of investments                                 (27,962,051)       (11,235,788)   (101,214,858)    (34,504,172)
Net change in unrealized
    appreciation or depreciation
    on investments                                   15,821,591         (8,837,177)     51,871,990     (79,874,572)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        from operations                             (12,386,411)       (20,431,429)    (50,568,623)   (116,671,063)
===================================================================================================================
DIVIDENDS TO SHAREHOLDERS
    FROM NET
    INVESTMENT INCOME:
    Class A shares                                           --                 --              --              --
    Class B shares                                           --                 --              --              --
    Class C shares                                           --                 --              --              --
    Class Y shares                                           --                 --              --              --
-------------------------------------------------------------------------------------------------------------------
      Total dividends from net
         investment income                                   --                 --              --              --
===================================================================================================================
DISTRIBUTIONS TO
    SHAREHOLDERS OF NET
    CAPITAL GAINS:
    Class A shares                                           --                 --              --              --
    Class B shares                                           --                 --              --              --
    Class C shares                                           --                 --              --              --
    Class Y shares                                           --                 --              --              --
-------------------------------------------------------------------------------------------------------------------
      Total distributions of net
        capital gains                                        --                 --              --              --
===================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Shares sold                                           2,342,871         18,001,018      32,918,743     173,393,958
Reinvested dividends and distributions                       --                 --              --              --
Shares redeemed                                      (8,273,714)        (5,294,540)    (64,632,020)   (143,275,492)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from capital
        share transactions                           (5,930,843)        12,706,478     (31,713,277)     30,118,466
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             (18,317,254)        (7,724,951)    (82,281,900)    (86,552,597)
===================================================================================================================
NET ASSETS:
    Beginning of period                              24,188,020         31,912,971     130,603,036     217,155,633
-------------------------------------------------------------------------------------------------------------------
    End of period                            $        5,870,766   $     24,188,020   $  48,321,136   $ 130,603,036
-------------------------------------------------------------------------------------------------------------------
    Including undistributed
      investment income (loss) of:           $               --   $             --   $          --   $          --
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.


CONSECO  FUND  GROUP
2002  Annual  Report




                                                                                   CONSECO
                                                 CONSECO EQUITY FUND            LARGE-CAP FUND
                                          -----------------------------   ---------------------------
                                               2002            2001           2002           2001
                                          -------------   -------------   ------------   ------------
OPERATIONS:
Net investment income (loss)              $      73,548   $     165,861   $   (115,893)  $   (226,854)
Net realized gains (losses)
    on sale of investments                   (8,343,507)    (23,868,483)    (6,139,136)    (5,419,102)
Net change in unrealized appreciation
    or depreciation
on investments                              (11,917,452)      6,777,287        538,657         59,340
------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations     (20,187,411)    (16,925,335)    (5,716,372)    (5,586,616)
======================================================================================================
DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
Class A shares                                       --              --             --             --
Class B shares                                       --              --             --             --
Class C shares                                       --              --             --             --
Class Y shares                                  (64,207)       (126,516)            --             --
------------------------------------------------------------------------------------------------------
Total dividends from net
   investment income                            (64,207)       (126,516)            --             --
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   OF NET CAPITAL GAINS:
Class A shares                                       --          (3,666)            --             --
Class B shares                                       --          (4,962)            --             --
Class C shares                                       --          (4,412)            --             --
Class Y shares                                       --         (18,225)            --             --
------------------------------------------------------------------------------------------------------
Total distributions of net
   capital gains                                     --         (31,265)            --             --
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Shares sold                                 103,005,268     111,135,371      1,491,343     10,115,016
Reinvested dividends and distributions           57,620         157,247             --             --
Shares redeemed                            (124,761,361)   (105,276,597)   (12,009,141)   (13,396,988)
------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
   share transactions                       (21,698,473)      6,016,021    (10,517,798)    (3,281,972)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     (41,950,091)    (11,067,095)   (16,234,170)    (8,868,588)
======================================================================================================
NET ASSETS:
Beginning of period                         144,068,313     155,135,408     21,745,680     30,614,268
------------------------------------------------------------------------------------------------------
End of period                             $ 102,118,222   $ 144,068,313   $  5,511,510   $ 21,745,680
------------------------------------------------------------------------------------------------------
Including undistributed net
   investment income (loss) of:           $      11,885   $      33,621   $         --   $         --
======================================================================================================


   The accompanying notes are an integral part of these financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  year  ended  December  31


                                                                                CONSECO CONVERTIBLE
                                               CONSECO BALANCED FUND              SECURITIES FUND
                                          -------------------------------   ------------------------------
                                              2002            2001            2002           2001
                                          --------------   ---------------   ------------   --------------
OPERATIONS:
Net investment income                       $  1,669,222   $      1,894,246   $    833,062   $  1,421,131
Net realized gains (losses) on sales
    of investments                           (13,098,168)        (7,163,639)    (4,257,955)    (9,810,367)
Net change in unrealized appreciation or
    depreciation
on investments                                   171,830           (837,305)       837,350      1,148,709
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations      (11,257,116)        (6,106,698)    (2,587,543)    (7,240,527)
==========================================================================================================
DIVIDENDS TO SHAREHOLDERS
    FROM NET
   INVESTMENT INCOME:
Class A shares                                  (345,541)          (554,847)      (109,454)      (268,080)
Class B shares                                  (402,655)          (342,982)      (358,729)      (665,534)
Class C shares                                  (504,566)          (527,176)      (151,068)      (260,226)
Class Y shares                                  (423,123)          (468,111)      (157,551)      (280,571)
----------------------------------------------------------------------------------------------------------
   Total dividends from net
 investment income:                           (1,675,885)        (1,893,116)      (776,802)    (1,474,411)
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
    OF NET CAPITAL GAINS:
Class A shares                                        --                 --             --       (225,860)
Class B shares                                        --                 --             --       (899,374)
Class C shares                                        --                 --             --       (360,284)
Class Y shares                                        --                 --             --       (269,511)
----------------------------------------------------------------------------------------------------------
   Total distributions of net
   capital gains                                      --                 --             --     (1,755,029)
==========================================================================================================
CAPITAL SHARE
   TRANSACTIONS:
Shares sold                                   17,524,985         55,275,011      1,946,254      7,535,195
Reinvested dividends
    and distributions                            555,518            637,462        194,852        840,697
Shares redeemed                              (55,901,069)       (21,513,197)   (14,938,667)   (30,228,252)
----------------------------------------------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                     (37,820,566)        34,399,276    (12,797,561)   (21,852,360)
----------------------------------------------------------------------------------------------------------
   Total increase (decrease) in
    net assets                               (50,753,567)        26,399,462    (16,161,906)   (32,322,327)
==========================================================================================================
NET ASSETS:
   Beginning of period                        88,938,531         62,539,069     35,278,214     67,600,541
----------------------------------------------------------------------------------------------------------
   End of period                            $ 38,184,964   $     88,938,531   $ 19,116,308   $ 35,278,214
----------------------------------------------------------------------------------------------------------
   Including undistributed net investement
    income (loss) of:                       $     46,520   $         55,217   $    134,636   $         --
==========================================================================================================

   The accompanying notes are an integral part of these financial statements.


CONSECO  FUND  GROUP
2002  Annual  Report



                                                                        CONSECO                      CONSECO
                                                                      HIGH-YIELD FUND            FIXED INCOME FUND
                                                              ----------------------------    ----------------------------
                                                                    2002            2001            2002           2001
                                                              ------------    ------------    -------------   ------------
OPERATIONS:
Net investment income                                         $  11,057,003   $   9,770,212   $   9,739,640   $  7,597,051
Net realized gains (losses) on
   sales of investments                                          (6,793,750)     (6,723,875)     (5,321,221)       909,069
Net change in unrealized appreciation
   or depreciation
on investments                                                   (2,528,943)      1,112,142       2,244,567       (138,021)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                           1,734,310       4,158,479       6,662,986      8,368,099
===========================================================================================================================
DIVIDENDS TO SHAREHOLDERS
   FROM NET
   INVESTMENT INCOME:
Class A shares                                                   (2,795,876)     (2,278,410)     (2,093,523)    (2,595,432)
Class B shares                                                   (4,519,251)     (4,604,265)     (2,113,239)    (1,210,182)
Class C shares                                                   (2,488,853)     (2,225,220)     (2,834,367)    (1,441,854)
Class Y shares                                                   (1,134,429)     (1,022,812)     (2,703,211)    (2,266,036)
---------------------------------------------------------------------------------------------------------------------------
Total dividends from net
   investment income:                                           (10,938,409)    (10,130,707)     (9,744,340)    (7,513,504)
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   OF NET
   CAPITAL GAINS:
Class A shares                                                           --              --              --       (624,263)
Class B shares                                                           --              --              --       (371,296)
Class C shares                                                           --              --              --       (544,748)
Class Y shares                                                           --              --              --       (471,212)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions of
    net capital gains                                                    --              --              --     (2,011,519)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                     122,719,523      82,373,412      72,574,538    213,063,550
Reinvested dividends and distributions                            1,651,621       1,372,713       2,598,766      2,660,839
Shares redeemed                                                (123,281,422)    (50,800,971)   (164,831,690)   (79,248,925)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
   capital share transactions                                     1,089,722      32,945,154     (89,658,386)   136,475,464
---------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                      (8,114,377)     26,972,926     (92,739,740)   135,318,540
===========================================================================================================================
NET ASSETS:
   Beginning of period                                          114,013,156      87,040,230     209,711,120     74,392,580
---------------------------------------------------------------------------------------------------------------------------
   End of period                                              $ 105,898,779   $ 114,013,156   $ 116,971,380   $209,711,120
---------------------------------------------------------------------------------------------------------------------------
   Including undistributed net investement income (loss) of:  $     (38,590)  $    (232,511)  $     126,182   $    201,593
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.



STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  year  ended  December  31



                                                       CONSECO
                                                SCIENCE & TECHNOLOGY FUND       CONSECO 20 FUND
                                                -------------------------  --------------------------
                                                      2002         2001        2002          2001
                                                -------------  ----------  -----------   ------------
SHARE DATA:
CLASS A SHARES:
Sold                                                  437,575   2,881,463    4,694,554    12,497,228
Reinvested dividends
   and distributions                                       --          --           --            --
Redeemed                                           (2,911,351)   (393,673)  (6,101,175)  (11,431,084)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)                         (2,473,776)  2,487,790   (1,406,621)    1,066,144
-----------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                              5,348,964   2,861,174    3,910,143     2,843,999
   End of period                                    2,875,188   5,348,964    2,503,522     3,910,143
=====================================================================================================
CLASS B SHARES:
Sold                                                   30,242     386,878      352,466     2,311,240
Reinvested dividends and distributions                     --          --           --            --
Redeemed                                             (401,208)   (278,292)  (3,326,053)   (2,317,538)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)                           (370,966)    108,586   (2,973,587)       (6,298)
-----------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                                787,025     678,439    7,750,222     7,756,520
   End of period                                      416,059     787,025    4,776,635     7,750,222
=====================================================================================================
CLASS C SHARES:
Sold                                                  413,662   1,214,989      739,531     3,210,968
Reinvested dividends and distributions                     --          --           --            --
Redeemed                                           (1,027,323)   (386,446)  (2,983,550)   (2,034,641)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)                           (613,661)    828,543   (2,244,019)    1,176,327
-----------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                              1,568,566     740,023    6,754,804     5,578,477
   End of period                                      954,905   1,568,566    4,510,785     6,754,804
=====================================================================================================
CLASS Y SHARES:
Sold                                                   78,864     380,284    1,284,834     2,172,316
Reinvested dividends and distributions                     --          --           --            --
Redeemed                                             (200,650)   (345,794)  (2,307,412)   (1,482,801)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)                           (121,786)     34,490   (1,022,578)      689,515
-----------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                                356,821     322,331    3,288,581     2,599,066
   End of period                                      235,035     356,821    2,266,003     3,288,581
=====================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT



                                                                          CONSECO
                                           CONSECO EQUITY FUND         LARGE-CAP FUND
                                         -----------------------   -----------------------
                                            2002         2001         2002         2001
                                         ----------   ----------   ----------   ----------
SHARE DATA:
CLASS A SHARES:
Sold                                      4,743,790    8,551,714       38,879     194,355
Reinvested dividends
   and distributions                             --         (114)          --          --
Redeemed                                 (5,405,802)  (8,470,316)  (1,267,388)   (396,990)
------------------------------------------------------------------------------------------
   Net increase (decrease)                 (662,012)      81,284   (1,228,509)   (202,635)
------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                    1,623,979    1,542,695    1,426,022   1,628,657
   End of period                            961,967    1,623,979      197,513   1,426,022
==========================================================================================
CLASS B SHARES:
Sold                                        636,830    1,134,182       29,989     384,095
Reinvested dividends and distributions           --        2,607           --          --
Redeemed                                 (1,045,068)    (590,139)    (414,097)   (516,477)
------------------------------------------------------------------------------------------
   Net increase (decrease)                 (408,238)     546,650     (384,108)   (132,382)
------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                    2,584,425    2,037,775      829,850     962,232
   End of period                          2,176,187    2,584,425      445,742     829,850
==========================================================================================
CLASS C SHARES:
Sold                                      1,388,450    1,533,528       52,780     620,462
Reinvested dividends
   and distributions                             --          114           --          --
Redeemed                                 (1,509,251)    (619,591)    (394,351)   (777,339)
------------------------------------------------------------------------------------------
   Net increase (decrease)                 (120,801)     914,051     (341,571)   (156,877)
------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                    2,346,085    1,432,034      735,322     892,199
   End of period                          2,225,284    2,346,085      393,751     735,322
==========================================================================================
CLASS Y SHARES:
Sold                                      5,230,242    1,359,546      114,802     230,465
Reinvested dividends and distributions        7,266       14,765           --          --
Redeemed                                 (6,939,037)  (2,213,321)    (299,566)    (70,137)
------------------------------------------------------------------------------------------
   Net increase (decrease)               (1,701,529)    (839,010)    (184,764)    160,328
------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                    9,646,623   10,485,633      310,366     150,038
   End of period                          7,945,094    9,646,623      125,602     310,366
=========================================================================================

   The accompanying notes are an integral part of these financial statements.


STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  year  ended  December  31





                                                   CONSECO                         CONSECO CONVERTIBLE
                                                 BALANCED FUND                       SECURITIES FUND
                                         ------------------------------          ---------------------------
                                              2002             2001                2002             2001
                                         -------------   --------------          -------------    ----------
SHARE DATA:
CLASS A SHARES:
Sold                                           268,086           524,794                27,717      101,138
Reinvested dividends
   and distributions                            10,792            15,391                 3,878       11,033
Redeemed                                    (2,041,177)         (484,827)             (191,975)    (918,874)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (1,762,299)           55,358              (160,380)    (806,703)
------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                       2,250,132         2,194,774               466,077    1,272,780
   End of period                               487,833         2,250,132               305,697      466,077
============================================================================================================
CLASS B SHARES:
Sold                                           379,892         1,119,901                74,898      312,767
Reinvested dividends and distributions           9,300             9,369                 9,506       38,632
Redeemed                                      (965,668)         (376,265)             (856,498)  (1,108,247)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                    (576,476)          753,005              (772,094)    (756,848)
------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                       2,031,430         1,278,425             1,871,908    2,628,756
   End of period                             1,454,954         2,031,430             1,099,814    1,871,908
============================================================================================================
CLASS C SHARES:
Sold                                           518,722         2,757,947                39,747      168,830
Reinvested dividends and distributions           5,246             4,431                 3,040       12,491
Redeemed                                    (1,879,354)         (655,459)             (385,928)    (420,286)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (1,355,386)        2,106,919              (343,141)    (238,965)
------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                       2,877,959           771,040               772,909    1,011,874
   End of period                             1,522,573         2,877,959               429,768      772,909
============================================================================================================
CLASS Y SHARES:
Sold                                           635,419           764,221                75,324      138,361
Reinvested dividends and distributions          35,638            33,516                 5,938       23,629
Redeemed                                    (1,334,668)         (555,866)             (264,126)    (421,485)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                    (663,611)          241,871              (182,864)    (259,495)
------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                       1,654,964         1,413,093               569,217      828,712
   End of period                               991,353         1,654,964               386,353      569,217
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT





                                                  CONSECO                    CONSECO
                                               HIGH-YIELD FUND           FIXED INCOME FUND
                                         -------------------------    ------------------------
                                             2002          2001          2002         2001
                                         -----------   -----------    ----------   -----------
SHARE DATA:
CLASS A SHARES:
Sold                                      13,682,306      4,693,226    2,683,842    7,995,828
Reinvested dividends and distributions        94,030         68,452       42,996       53,842
Redeemed                                 (11,128,588)    (3,589,438)  (7,631,799)  (4,897,254)
----------------------------------------------------------------------------------------------
   Net increase (decrease)                 2,647,748      1,172,240   (4,904,961)   3,152,416
----------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                     3,572,411      2,400,171    6,442,157    3,289,741
   End of period                           6,220,159      3,572,411    1,537,196    6,442,157
==============================================================================================
CLASS B SHARES:
Sold                                         928,565      2,353,641    1,241,495    3,432,812
Reinvested dividends and distributions        66,789         56,357       31,968       18,358
Redeemed                                  (2,270,491)    (1,137,865)  (1,611,513)    (552,756)
----------------------------------------------------------------------------------------------
   Net increase (decrease)                (1,275,137)     1,272,133     (338,050)   2,898,414
----------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                     6,337,385      5,065,252    3,840,866      942,452
   End of period                           5,062,248      6,337,385    3,502,816    3,840,866
==============================================================================================
CLASS C SHARES:
Sold                                       1,028,640      2,007,709    1,642,526    5,785,427
Reinvested dividends and distributions        46,292         36,364       30,805       22,605
Redeemed                                  (2,039,562)    (1,017,474)  (3,764,822)    (689,546)
----------------------------------------------------------------------------------------------
   Net increase (decrease)                  (964,630)     1,026,599   (2,091,491)   5,118,486
----------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                     3,315,502      2,288,903    5,637,937      519,451
   End of period                           2,350,872      3,315,502    3,546,446    5,637,937
==============================================================================================
CLASS Y SHARES:
Sold                                       1,825,959      1,202,793    1,645,361    3,389,980
Reinvested dividends and distributions        27,307         11,617      154,850      164,703
Redeemed                                  (2,028,312)      (582,970)  (3,511,174)  (1,528,280)
----------------------------------------------------------------------------------------------
   Net increase (decrease)                  (175,046)       631,440   (1,710,963)   2,026,403
----------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                     1,528,323        896,883    4,751,669    2,725,266
   End of period                           1,353,277      1,528,323    3,040,706    4,751,669
==============================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO  SCIENCE  &  TECHNOLOGY  FUND

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Science & Technology Fund posted a return of -58.93% (Class A with load) for the year ended December 31, 2002(1). The benchmarks, the NASDAQ 100 Index and the S&P 500 Index, returned -37.58% and -22.11%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     This concentration in the technology sector, which causes strong out-performance in a positive market environment, results in strong under-performance when the market is down. Typically, technology outperforms the market in an economic recovery and expansion; while more defensive industries like healthcare somewhat lag. As a result of this trend, technology under-performs more in a bear environment, while healthcare performance is more flat. The market was down for the majority of 2002 causing the Fund to be negative for the year. The fourth quarter was positive for the Fund, revealing that its concentration in technology provides powerful leverage in a more normal and positive market condition.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     The securities that held up the best in this Fund for the year 2002 were eBay, Inc., Microsoft Corp., and QLogic Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The securities that detracted from performance for the year 2002 were Brocade Communications Systems, Inc., McData Corp., and Semtech Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     The S&P 500 Index closed the year at 880, 23% below the level it achieved when the economy "officially" exited the recession in 2001. This type of decline after the end of a recession and in the face of solid GDP growth is unusual and leads us to conclude that the carnage we experienced in 2002 can best be explained by non-economic issues like terrorism, a war with Iraq, and corporate accounting scandals. Resolution to these issues will likely be found in the political realm rather than Wall Street. As investors, our attention is focused accordingly.

     Though we have been beaten up and bruised by three down years, the fourth year could be the charm. The markets should do well in 2003 provided that we find resolution to a number of the non-economic issues that plagued us in 2002. The corporate scandals are largely behind us, with a heightened degree of positive investor attention and executive focus on corporate governance issues. The conflict with Iraq will likely be resolved, while the war on terrorism will continue for many years to come. Resolution to these items, coupled with the recognition of improved profits and discovery of spendable cash flow by executives, will transition corporate attention away from spending cuts and towards investment and innovation.

OAK  ASSOCIATES,  LTD.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak - known for exceptionally low-turnover, aggressive growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

-------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

CONSECO  SCIENCE  &  TECHNOLOGY  FUND
(unaudited)

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

GROWTH  OF  $10,000



                       CONSECO
                 SCIENCE & TECHNOLOGY
                          FUND                NASDAQ   S&P 500
DATE                (CLASS A SHARES)           100      INDEX
--------------------------------------------------------------
Jun 30, 2000                 9425.07            10000     10000
Jul 31, 2000                10320.45             9590      9844
Aug 31, 2000                11847.31         10833.82  10455.31
Sep 29, 2000                10989.63          9487.18   9903.27
Oct 31, 2000                 9830.35          8721.56   9861.68
Nov 30, 2000                 7426.96          6660.66   9084.58
Dec 29, 2000                    6541          6222.39   9129.09
Jan 31, 2001                 7115.93          6890.05   9453.18
Feb 28, 2001                 4307.26          5071.08   8591.05
Mar 30, 2001                 3364.75          4180.59   8046.37
Apr 30, 2001                 4297.83          4929.76   8671.58
May 31, 2001                 3967.96          4782.85   8729.68
Jun 29, 2001                 3713.48           4863.2   8517.54
Jul 31, 2001                 3364.75          4473.66   8434.07
Aug 31, 2001                 2714.42          3905.06    7906.1
Sep 28, 2001                 1837.89          3104.52   7268.08
Oct 31, 2001                 2516.49          3626.39    7406.9
Nov 30, 2001                 3016.02          4241.06   7975.01
Dec 31, 2001                 2836.95           4190.6   8045.19
Jan 31, 2002                 2874.65          4119.36   7927.73
Feb 28, 2002                 2148.92          3611.85   7774.72
Mar 28, 2002                 2563.62          3860.71   8067.05
Apr 30, 2002                 2148.92          3393.56   7578.19
May 31, 2002                 1903.86          3210.99   7522.11
Jun 28, 2002                 1555.14          2793.88   6986.54
Jul 31, 2002                 1489.16          2556.68   6441.59
Aug 30, 2002                 1357.21          2504.27    6484.1
Sep 30, 2002                 1036.76          2212.27   5779.28
Oct 31, 2002                 1225.26          2629.51   6287.86
Nov 29, 2002                 1498.59          2965.82   6658.21
Dec 31, 2002                 1234.68          2615.85   6266.71

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)



                                   INCEPTION                       SINCE
                                   DATE        1 YEAR    5 YEARS   INCEPTION
----------------------------------------------------------------------------
Science & Technology A             07/01/2000   -58.93%     n/a     -56.63%
Science & Technology B             07/01/2000   -58.56%     n/a     -56.26%
Science & Technology C             07/01/2000   -57.38%     n/a     -55.90%
Science & Technology Y             07/01/2000   -56.11%     n/a     -55.32%
NASDAQ 100 Index                   07/01/2000   -37.58%     n/a     -41.52%
S&P 500 Index                      07/01/2000   -22.11%     n/a     -17.05%

CONSECO  SCIENCE  &  TECHNOLOGY  FUND

SCHEDULE  OF  INVESTMENTS
December  31,  2002





SHARES OR
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------------
COMMON STOCKS (94.4%)
BUSINESS SERVICES (24.0%)
 41,900    Brocade Communications
           Systems, Inc. (a)                   $    173,466
 2,200     Cognizant Tech Solutions (a)             158,906
 5,200     Microsoft Corp. (a)                      268,840
 46,550    TIBCO Software, Inc. (a)                 287,679
 15,430    VERITAS Software Corp. (a)               241,017
 34,100    Webmethods Inc. (a)                      280,302
                                               ------------
                                                  1,410,210
                                               ------------
COMPUTER PROGRAMMING
AND DATA
PROCESSING (4.5%)
8,458      Cerner Corp. (a)                         264,397
                                               ------------
ELECTRONIC, OTHER
ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (22.3%)
 32,700    Flextronics International Ltd. (a)       267,813
 6,700     Maxim Integrated Products, Inc. (a)      221,368
 41,500    McData Corp. (a)                         294,650
 6,900     QLogic Corp. (a)                         238,119
 7,800     QUALCOMM, Inc. (a)                       283,842
                                               ------------
                                                  1,305,792
                                               ------------
ENGINEERING, ACCOUNTING,
 RESEARCH, MANAGMENT
SERVICES (0.3%)
 673       Affymetrix, Inc. (a)                      15,119
                                               ------------
INDUSTRIAL, COMMERCIAL
 MACHINERY, COMPUTERS (19.9%)
 24,150    Cisco Systems, Inc. (a)                  316,365
 36,900    EMC Corp. (a)                            226,566
 8,870     Emulex Corp. (a)                         164,539
 34,710    Juniper Networks, Inc. (a)               236,028
 8,000     Novellus Systems, Inc. (a)               224,640
                                               ------------
                                                  1,168,138
                                               ------------
MISCELLANEOUS RETAIL (3.7%)
3,200      eBay, Inc. (a)                           217,024
                                               ------------
PREPACKAGED SOFTWARE
 (4.6%)
 21,000    Check Point Software
           Technologies Ltd. (a)                    272,370
                                               ------------
SEMICONDUCTORS, RELATED
 DEVICES (11.3%)
 14,900    Broadcom Corp. (a)                       224,394
 16,100    Intersil Holdings Corp.  (a)             224,434
 19,800    Semtech Corp. (a)                        216,216
                                               ------------
                                                    665,044
                                               ------------
SPECIAL INDUSTRY
 MACHINERY (3.8%)
 17,200    Applied Materials, Inc. (a)              224,116
                                               ------------
Total common stock
(cost $8,045,290)                                 5,542,210
                                               ------------
SHORT-TERM
 INVESTMENTS (12.3%)
256,000    Aim Government Tax Advantage             256,000
468,376    Mizuho Securities USA, Inc.,
           Repurchase Agreement, US Agency,
           1.270%, due 01/02/2003 (b)               468,376
                                               ------------
           Total short-term investments
           (cost $724,376)                          724,376
                                               ------------
TOTAL INVESTMENTS (COST
8,769,666)(106.7%)                               6,266,586
                                               ------------
LIABILITIES, LESS OTHER
ASSETS  (-6.7%)                                   (395,820)
                                               ------------
TOTAL NET ASSETS (100.0%)                      $ 5,870,766
                                               ============

---------------
(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).

   The accompanying notes are an integral part of these financial statements.


CONSECO  20  FUND


CONSECO  FUND  GROUP
2002  ANNUAL  REPORT


PORTFOLIO  MANAGER  REVIEW  (unaudited)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco 20 Fund posted a return of -45.92% (Class A with load) for the year ended December 31, 2002(1). The benchmarks, the S&P 500 Index and the S&P MidCap 400 Index, returned -22.11% and -14.52%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     The Fund's concentration in technology, financials and healthcare, which causes strong out-performance in a positive market environment, results in strong under-performance when the market is down. Typically, technology and financials outperform the market in an economic recovery and expansion; while more defensive industries like healthcare somewhat lag. As a result of this trend, technology and financials underperform more in a bear environment, while healthcare performance is more flat. The market was down for the majority of 2002 and this has caused the Fund to be negative for the year. The fourth quarter was positive for the Fund, revealing that its concentration in technology, financials, and healthcare provides powerful leverage in a more normal and positive market condition.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     The securities that held up the best for the year were Dell Computer Corp., Medtronic, Inc., and MBNA Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The detracting securities for the year were McData Corp., Atmel Corp., and VERITAS Software Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     The S&P 500 closed the year at 880, 23% below the level it achieved when the economy "officially" exited the recession in 2001. This type of decline after the end of a recession and in the face of solid GDP growth is unusual, and leads us to conclude that the carnage we experienced in 2002 can best be explained by non-economic issues like terrorism, a war with Iraq, and corporate accounting scandals. Resolution to these issues will likely be found in the political realm rather than Wall Street. As investors, our attention is focused accordingly.

     Though we have been beaten up and bruised by three down years, four could be the charm. The markets should do well in 2003 provided that we find resolution to a number of the non-economic issues that plagued us in 2002. The corporate scandals are largely behind us, with a heightened degree of positive investor attention and executive focus on corporate governance issues. The conflict with Iraq will likely be resolved, while the war on terrorism will continue for many years to come. Resolution to these items, coupled with the recognition of improved profits and discovery of spendable cash flow by executives, will transition corporate attention away from spending cuts and towards investment and innovation.

OAK  ASSOCIATES,  LTD.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak - known for exceptionally low-turnover, aggressive growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

-------------------------------------------------
1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

CONSECO  20  FUND
(unaudited)

GROWTH  OF  $10,000



                  CONSECO                     S&P
                  20 FUND)         S&P     400 MIDCAP
DATE          (CLASS A SHARES)  500 INDEX    INDEX
-----------------------------------------------------
Dec 31, 97             9425.07      10000       10000
Jan 30, 98             9905.75      10111        9810
Feb 27, 98            10763.43      10840    10622.27
Mar 31, 98            11658.81   11395.01    11101.33
Apr 30, 98            11470.31    11510.1    11304.49
May 29, 98            10725.73   11312.13    10795.78
Jun 30, 98            11225.26    11771.4     10863.8
Jul 31, 98            10622.06   11646.62    10442.28
Aug 31, 98             8803.02    9962.52     8498.97
Sep 30, 98             9302.55   10601.12     9292.78
Oct 30, 98             9717.25   11462.99    10123.55
Nov 30, 98            10556.08   12157.65    10628.72
Dec 31, 98            12064.09   12857.93    11912.67
Jan 29, 99            12111.22   13395.39    11449.26
Feb 26, 99            11771.91   12978.79    10849.32
Mar 31, 99            12318.57   13497.94    11152.02
Apr 30, 99            13034.87   14020.31    12031.91
May 28, 99            13327.05   13689.43    12083.65
Jun 30, 99            14542.88    14449.2    12731.33
Jul 30, 99            14552.31   13998.38    12460.16
Aug 31, 99            15155.51   13928.39    12032.77
Sep 30, 99            15221.49   13546.75    11660.96
Oct 29, 99            15947.22   14404.26    12255.67
Nov 30, 99            18058.44   14696.67    12899.09
Dec 31, 99            20587.75    15562.3     13665.3
Jan 31, 2000          21334.04   14781.08    13279.94
Feb 29, 2000          27413.85   14501.71    14209.53
Mar 31, 2000          25145.12   15919.98    15398.87
Apr 28, 2000          22627.62   15440.79    14859.91
May 31, 2000          20846.47   15124.25    14674.16
Jun 30, 2000          23742.08   15497.82    14889.87
Jul 31, 2000          23324.16   15256.06    15125.13
Aug 31, 2000          27622.81   16203.46     16813.1
Sep 29, 2000          26866.57   15347.91    16697.09
Oct 31, 2000          23224.65   15283.45    16131.05
Nov 30, 2000          17592.63   14079.12    14913.16
Dec 29, 2000          15302.95   14148.11    16054.02
Jan 31, 2001          17007.61   14650.36    16412.02
Feb 28, 2001          11451.19   13314.25    15476.54
Mar 30, 2001           9121.91   12470.13    14326.63
Apr 30, 2001          11334.07   13439.06    15906.86
May 31, 2001           10540.3    13529.1    16277.49
Jun 29, 2001          10045.81   13200.34    16212.38
Jul 31, 2001           9278.06   13070.98    15970.81
Aug 31, 2001           7820.64   12252.73    15448.57
Sep 28, 2001           5959.82   11263.94    13526.76
Oct 31, 2001           7143.98   11479.08       14126
Nov 30, 2001           8354.16   12359.52    15176.97
Dec 31, 2001           7963.78   12468.29    15961.62
Jan 31, 2002           8093.91   12286.25    15878.62
Feb 28, 2002           6766.61   12049.13    15897.68
Mar 28, 2002           7703.52   12502.17    17034.36
Apr 30, 2002           6766.61   11744.54     16954.3
May 31, 2002           6389.24   11657.63    16667.77
Jun 28, 2002           5439.31   10827.61    15447.69
Jul 31, 2002           4996.88    9983.06    13950.81
Aug 30, 2002           4775.67   10048.94    14020.56
Sep 30, 2002           3942.85    8956.62    12890.51
Oct 31, 2002           4528.42    9744.81    13448.67
Nov 29, 2002           5374.25   10318.78    14227.34
Dec 31, 2002           4567.46    9712.03     13642.6


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)




                                 INCEPTION                          SINCE
                                 DATE        1 YEAR    5 YEARS      INCEPTION
-----------------------------------------------------------------------------
20 A                             01/01/1998   -45.92%     -14.51%  -14.51%
20 B                             02/18/1998   -45.87%     n/a      -16.56%
20 C                             03/10/1998   -44.11%     n/a      -17.48%
20 Y                             04/06/1998   -42.41%     n/a      -17.69%
S&P 500 Index                    01/01/1998   -22.11%      -0.58%   -0.58%
S&P MidCap 400 Index             01/01/1998   -14.52%       6.41%    6.41%


CONSECO  20  FUND

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002






SHARES OR
PRINCIPAL
AMOUNT                                                 VALUE
------------------------------------------------------------------
COMMON STOCKS (96.2%)
BUSINESS SERVICES (6.7%)
25,000      Microsoft Corp.                           $  1,292,500
125,180     VERITAS Software Corp. (a)                   1,955,312
                                                      ------------
                                                         3,247,812
                                                      ------------
CHEMICALS AND ALLIED
PRODUCTS (7.2%)
 16,000     Eli Lilly & Co.                              1,016,000
 80,000     Pfizer, Inc.                                 2,445,600
                                                      ------------
                                                         3,461,600
                                                      ------------
DEPOSITORY
INSTITUTIONS (2.8%)
 38,000     Citigroup, Inc.                              1,337,220
                                                      ------------
ELECTRONIC, OTHER
ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (23.9%)
415,000     Atmel Corp. (a)                                925,450
145,500     Intel Corp.                                  2,265,435
 35,000     Linear Technology Corp.                        900,200
105,000     Maxim Integrated Products, Inc. (a)          3,469,200
 225,000    McData Corp. (a)                             1,597,500
 116,500    Xilinx, Inc. (a)                             2,399,900
                                                      ------------
                                                        11,557,685
                                                      ------------
INDUSTRIAL COMMERCIAL
 MACHINERY, COMPUTERS (20.6%)
365,000     Cisco Systems, Inc. (a)                      4,781,500
 80,000     Dell Computer Corp. (a)                      2,139,200
 275,000    EMC Corp. (a)                                1,688,500
 200,000    Juniper Networks, Inc. (a)                   1,360,000
                                                      ------------
                                                         9,969,200
                                                      ------------
INSURANCE CARRIERS (7.7%)
 64,500     American International Group, Inc.           3,731,325
                                                      ------------
MEASURING INSTRUMENTS,
PHOTO GOODS, WATCHES  (9.1%)
 97,000     Medtronic, Inc.                              4,423,200
                                                      ------------
NON-DEPOSITORY
 CREDIT INSTITUTIONS (2.8%)
 70,000     MBNA Corp.                                   1,331,400
                                                      ------------
SECURITY AND COMMODITY
 BROKERS (5.5%)
 67,000     Morgan Stanley Dean Witter & Co.             2,674,640
                                                      ------------
SEMICONDUCTORS, RELATED
 DEVICES (1.8%)
 160,000    PMC-Sierra, Inc. (a)                           889,600
                                                      ------------
SPECIAL INDUSTRY
MACHINERY (8.1%)
 300,000    Applied Materials, Inc. (a)                  3,909,000
                                                      ------------
Total common stock
 (cost $131,169,374)                                    46,532,682
                                                      ------------
VARIABLE RATE
BONDS AND CDS (21.8%)
1,000,000   Bank of America Corp.,
            2.110%, due 10/22/2004 (b)                 $ 1,007,025
500,000     Bank One Corp.,
            2.040%, due 07/25/2005 (b)                     501,955
1,000,000   Caterpillar Financial Service Corp.,
            1.910%, due 04/08/2004 (b)                   1,004,352
2,000,000   Credit Suisse First Boston (USA), Inc.,
            1.680%, due 02/22/2005 (b)                   2,003,733
1,000,000   Deutsche Bank AG Yankee CD,
            1.440%, due 06/28/2004 (b)                     999,937
1,000,000   HBOS Treasury Services, PLC,
            1.450%, due 07/19/2004 (b)                   1,000,296
1,000,000   Lehman Brothers Holdings,
            1.760%, due 09/20/2004 (b)                   1,000,570
1,000,000   Merrill Lynch & Co.,
            1.580%, due 03/11/2004 (b)                   1,000,943
1,000,000   Nordea Bank Yankee CD,
            1.370%, due 10/30/2003 (b)                     999,459
1,000,000   Toyota Motor Credit Corp.,
            1.490%, due 07/19/2005 (b)                   1,000,538
                                                      ------------
Total variable rat
e bonds and CDs
   (cost $10,518,808)                                   10,518,808
                                                      ------------
SHORT-TERM
INVESTMENTS (3.9%)
 1,430,000  Aim Government Tax Advantage                 1,430,000
439,158     Mizuho Securities USA, Inc.,
            Repurchase Agreement, US Agency,
            1.270%, due 01/02/2003 (b)                     439,158
                                                      ------------
Total short-term
 investments
    (cost $1,869,158)                                    1,869,158
                                                      ------------
TOTAL INVESTMENTS
 (COST $143,557,340)
 (121.9%)                                               58,920,648
                                                      ------------
Liabilities,
 less other
assets  (-21.9%)                                      (10,599,512)
                                                      ------------
Total net assets (100.0%)                             $ 48,321,136
                                                      ============

--------------
(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).

   The accompanying notes are an integral part of these financial statements.

CONSECO  EQUITY  FUND

Portfolio  Manager  Review  (unaudited)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Equity Fund posted a return of -18.67% (Class A with load) for the year ended December 31, 2002(1). The benchmarks, the S&P MidCap 400 Index and the S&P 500 Index, returned -14.52% and -22.11%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     During the year, it was difficult to avoid the full negative impact to performance of this year's market. But, our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund over the past year, although the Fund was not immune to stock specific risk. During the fourth quarter where the performance most lagged the benchmark, the market was rewarding companies over the short-term. These companies were lower quality and more expensive relative to their peers and typically would not be names that our Fund would hold.


WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUNDS  PERFORMANCE?

     Within the Fund, stock selection within the technology, financial and healthcare sectors were positive relative to the benchmark. The largest contributors to performance were overweight positions (relative to benchmark weight) in North Fork Bancorporation, Inc., General Growth Properties, Inc. and Entergy Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Stock selection in the energy, materials and consumer staples sectors were the largest detractors to performance. The largest detractors were underweight positions (relative to benchmark weight) in Nextel Communications, Inc. and Adobe Systems, Inc., along with an overweight position in IDEC Pharmaceuticals Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Going forward, the economy should turn in stronger and more consistent gains in 2003 than it did in 2002. Continued support from monetary and fiscal policy are key ingredients within the economy. Consumer spending as well is expected to register moderate advances and capital spending is expected to recover. As 2003 unfolds, investors are again concerned about war and a weak economy though earnings are expected to produce stronger gains. Valuations for many stocks- while not rock bottom-are at generally reasonable levels after the late-summer declines. The profit picture has stabilized which should bode well for equity markets in 2003. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

CHICAGO  EQUITY  PARTNERS,  LLP


Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

-------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

CONSECO  EQUITY  FUND
(unaudited)

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

GROWTH  OF  $10,000



                 CONSECO
               EQUITY FUND        S&P 400        S&P
DATE        (CLASS A SHARES)   MIDCAP INDEX   500 INDEX
--------------------------------------------------------
1/2/97      $        9,425.07  $   10,000.00  $10,000.00
1/31/97     $        9,679.55  $   10,375.00  $10,625.00
2/28/97     $        9,396.80  $   10,289.93  $10,707.88
3/31/97     $        8,963.24  $    9,851.57  $10,267.78
4/30/97     $        8,868.99  $   10,106.73  $10,880.77
5/30/97     $        9,792.65  $   10,990.06  $11,543.41
6/30/97     $       10,226.20  $   11,298.88  $12,060.55
7/31/97     $       10,999.06  $   12,417.47  $13,020.57
8/29/97     $       11,206.41  $   12,402.57  $12,291.42
9/30/97     $       12,271.44  $   13,115.71  $12,964.99
10/31/97    $       11,677.66  $   12,545.18  $12,531.96
11/28/97    $       11,762.49  $   12,730.85  $13,112.19
12/31/97    $       11,583.41  $   13,224.81  $13,337.72
1/30/98     $       11,740.37  $   12,973.54  $13,485.77
2/27/98     $       12,807.68  $   14,047.74  $14,458.09
3/31/98     $       13,778.71  $   14,681.30  $15,198.34
4/30/98     $       13,768.00  $   14,949.96  $15,351.85
5/29/98     $       12,835.85  $   14,277.22  $15,087.80
6/30/98     $       13,210.85  $   14,367.16  $15,700.36
7/31/98     $       12,289.41  $   13,809.72  $15,533.94
8/31/98     $        9,975.10  $   11,239.73  $13,287.73
9/30/98     $       10,500.11  $   12,289.52  $14,139.47
10/30/98    $       11,014.40  $   13,388.20  $15,289.01
11/30/98    $       11,978.70  $   14,056.27  $16,215.53
12/31/98    $       13,449.57  $   15,754.27  $17,149.54
1/29/99     $       13,160.22  $   15,141.43  $17,866.39
2/26/99     $       12,474.34  $   14,348.02  $17,310.75
3/31/99     $       13,160.22  $   14,748.33  $18,003.18
4/30/99     $       13,642.47  $   15,911.97  $18,699.90
5/28/99     $       13,588.89  $   15,980.39  $18,258.58
6/30/99     $       14,847.57  $   16,836.94  $19,271.93
7/30/99     $       15,008.61  $   16,478.32  $18,670.65
8/31/99     $       15,062.29  $   15,913.11  $18,577.30
9/30/99     $       15,180.38  $   15,421.39  $18,068.28
10/29/99    $       16,211.02  $   16,207.89  $19,212.00
11/30/99    $       17,885.80  $   17,058.80  $19,602.00
12/31/99    $       21,058.03  $   18,072.09  $20,756.56
1/31/2000   $       21,303.95  $   17,562.46  $19,714.58
2/29/2000   $       27,464.75  $   18,791.83  $19,341.98
3/31/2000   $       26,739.95  $   20,364.71  $21,233.62
4/28/2000   $       23,866.63  $   19,651.94  $20,594.49
5/31/2000   $       22,028.75  $   19,406.29  $20,172.30
6/30/2000   $       25,316.23  $   19,691.57  $20,670.56
7/31/2000   $       24,474.95  $   20,002.69  $20,348.10
8/31/2000   $       28,396.63  $   22,234.99  $21,611.71
9/29/2000   $       27,529.46  $   22,081.57  $20,470.62
10/31/2000  $       25,018.55  $   21,333.01  $20,384.64
11/30/2000  $       20,164.98  $   19,722.36  $18,778.33
12/29/2000  $       22,105.07  $   21,231.13  $18,870.34
1/31/2001   $       22,060.23  $   21,704.58  $19,540.24
2/28/2001   $       20,446.07  $   20,467.42  $17,758.17
3/30/2001   $       18,921.58  $   18,946.69  $16,632.30
4/30/2001   $       20,423.65  $   21,036.51  $17,924.63
5/31/2001   $       20,759.93  $   21,526.66  $18,044.73
6/29/2001   $       20,558.16  $   21,440.55  $17,606.24
7/31/2001   $       20,020.11  $   21,121.09  $17,433.70
8/31/2001   $       19,302.70  $   20,430.43  $16,342.35
9/28/2001   $       17,307.42  $   17,888.88  $15,023.52
10/31/2001  $       17,800.63  $   18,681.36  $15,310.47
11/30/2001  $       18,921.58  $   20,071.26  $16,484.78
12/31/2001  $       19,688.16  $   21,108.94  $16,629.85
1/31/2002   $       19,800.28  $   20,999.17  $16,387.05
2/28/2002   $       19,777.86  $   21,024.37  $16,070.78
3/28/2002   $       20,786.93  $   22,527.61  $16,675.05
4/30/2002   $       20,697.24  $   22,421.73  $15,664.54
5/31/2002   $       20,473.00  $   22,042.81  $15,548.62
6/28/2002   $       19,441.50  $   20,429.27  $14,441.56
7/31/2002   $       17,782.13  $   18,449.68  $13,315.12
8/30/2002   $       17,804.56  $   18,541.93  $13,403.00
9/30/2002   $       16,391.85  $   17,047.45  $11,946.09
10/31/2002  $       16,907.60  $   17,785.60  $12,997.35
11/29/2002  $       17,535.47  $   18,815.39  $13,762.89
12/31/2002  $       16,997.30  $   18,042.07  $12,953.63


 The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)



                                 INCEPTION                      SINCE
                                 DATE       1 YEAR    5 YEARS   INCEPTION
-------------------------------------------------------------------------
Equity A                         01/02/1997   -18.67%       6.69%   9.24%
Equity B                         01/28/1998   -18.46%       n/a     7.32%
Equity C                         02/19/1998   -15.90%       n/a     5.85%
Equity Y                         01/02/1997   -13.33%       8.54%  10.90%
S&P MidCap 400 Index             01/02/1997   -14.52%       6.41%  10.33%
S&P 500 Index                    01/02/1997   -22.11%      -0.58%   4.41%

CONSECO EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2002


HARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
------------------------------------------------------------------------------

COMMON STOCKS (95.8%)
AGRICULTURE PRODUCTION, CROPS (0.3%)
9,700               Dole Food Company, Inc. (a)                     $    316,026
                                                                    ------------
AMUSEMENT AND
RECREATION SERVICES (0.7%)
19,200              Westwood One, Inc. (a)                               717,312
                                                                    ------------
APPAREL AND
ACCESSORY STORES (0.4%)
19,400              Abercrombie & Fitch Co. Class A (a)                  396,924
                                                                    ------------
APPAREL AND OTHER
FINISHED PRODUCTS (1.1%)
20,800              Jones Apparel Group, Inc. (a)                        737,152
9,000               Ross Stores, Inc.                                    381,510
                                                                    ------------
                                                                       1,118,662
                                                                    ------------
AUTOMOTIVE DEALERS AND
GASOLINE SERVICE STATIONS (0.9%)
29,600              AutoNation, Inc. (a)                                 371,776
7,400               AutoZone, Inc. (a)                                   522,810
                                                                    ------------
                                                                         894,586
                                                                    ------------
AUTOMOTIVE REPAIR, SERVICES,
PARKING (0.5%)
22,200              Ryder System, Inc.                                   498,168
                                                                    ------------
BUILDING CONSTRUCTION,
GENERAL CONTRACTORS
AND OPERATIVE BUILDERS (1.7%)
32,550              D.R. Horton, Inc.                                    564,743
13,000              Lennar Corp.                                         670,800
9,500               Pulte Homes, Inc.                                    454,765
                                                                    ------------
                                                                       1,690,308
                                                                    ------------
BUSINESS SERVICES (9.6%)
8,000               Activision, Inc. (a)                                 116,720
21,600              Computer Sciences Corp. (a)                          744,120
73,200              Compuware Corp. (a)                                  351,360
34,000              Convergys Corp. (a)                                  515,100
11,600              Deluxe Corp.                                         488,360
12,200              Electronic Arts, Inc. (a)                            607,194
2,900               Expedia, Inc. - Class A (a)                          194,098
16,100              Fair, Isaac & Co., Inc.                              687,470
13,200              Fiserv, Inc. (a)                                     448,140
24,700              GTECH Holdings Corp. (a)                             688,142
4,300               Hotels.com - Class A (a)                             234,909
18,400              Intuit, Inc. (a)                                     863,328
12,100              Manpower, Inc.                                       385,990
7,700               Pixar, Inc. (a)                                      408,023
12,800              Rent-A-Center, Inc. (a)                              639,360
21,400              SunGard Data Systems, Inc. (a)                       504,184
23,300              Sybase, Inc. (a)                                     312,220
19,200              Symantec Corp. (a)                                   777,792
16,900              Synopsys, Inc. (a)                                   779,935
                                                                    ------------
                                                                       9,746,445
                                                                    ------------
CHEMICALS AND ALLIED
PRODUCTS (6.0%)
19,100              Albemarle Corp.                                      543,395
12,300              Ashland, Inc.                                        350,919
10,600              Avery Dennison Corp.                                 647,448
2,800               Barr Laboratories, Inc. (a)                          182,252
8,500               Biogen, Inc. (a)                                     340,510
13,000              Chiron Corp. (a)                                     488,800
11,000              Clorox Corp.                                         453,750
5,200               Diagnostic Products Corp.                            200,824
15,100              Ecolab, Inc.                                         747,450
19,300              Gilead Sciences, Inc. (a)                            656,200
8,300               Invitrogen Corp. (a)                                 259,707
1                   King Pharmaceuticals, Inc. (a)                            17
23,300              Lubrizol Corp.                                       710,650
14,600              Mylan Laboratories, Inc.                             509,540
                                                                    ------------
                                                                       6,091,462
                                                                    ------------
COAL MINING (0.5%)
18,400              Peabody Energy Corp.                                 537,832
                                                                    ------------
COMMUNICATIONS
BY PHONE,TELEVISION,
RADIO, CABLE (1.7%)
24,200              Advanced Fibre Communications, Inc. (a)              403,656
28,500              Centurytel, Inc.                                     837,330
47,100              Nextel Communications, Inc. (a)                      544,005
                                                                    ------------
                                                                       1,784,991
                                                                    ------------
DEPOSITORY
INSTITUTIONS (7.9%)
28,100              First Tennessee National Corp.                     1,009,914
37,900              Greater Bay Bancorp                                  655,291
20,500              GreenPoint Financial Corp.                           926,190
25,700              Hibernia Corp.                                       494,982
8,000               North Fork Bancorporation, Inc.                      269,920
28,600              Regions Financial Corp.                              954,096
30,900              SouthTrust Corp.                                     767,865
42,900              Sovereign Bancorp, Inc.                              602,745
19,700              UnionBanCal Corp.                                    773,619
37,800              Union Planters Corp.                               1,063,692
16,500              Webster Financial Corp.                              574,200
                                                                    ------------
                                                                       8,092,514
                                                                    ------------
EATING AND DRINKING
PLACES (1.8%)
26,700              Applebee's International, Inc.                       619,200
17,000              Darden Restaurants, Inc.                             347,650
20,100              Viad Corp.                                           449,235
16,000              Yum! Brands, Inc. (a)                                387,520
                                                                    ------------
                                                                       1,803,605
                                                                    ------------
EDUCATIONAL SERVICES (0.8%)
13,600              Career Education Corp. (a)                           544,000
6,500               University of Phoenix Online (a)                     232,960
                                                                    ------------
                                                                         776,960
                                                                    ------------
ELECTRIC, GAS, WATER,
COGENERATION,
SANITARY SERVICES (6.5%)
3,900               American Water Works, Inc.                           177,372
41,700              Entergy Corp.                                      1,901,103
48,400              Equitable Resources, Inc.                          1,695,936
36,465              FirstEnergy Corp.                                  1,202,251
20,400              NiSource, Inc.                                       408,000
23,400              Questar Corp.                                        650,988
23,700              Wisconsin Energy Corp.                               597,240
                                                                    ------------
                                                                       6,632,890
                                                                    ------------
ELECTRONIC, OTHER
ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (6.1%)
33,300              American Power Conversion Co. (a)                    504,495
31,500              Andrew Corp. (a)                                     323,820
14,900              Eastman Kodak Co.                                    522,096
10,500              Energizer Holdings, Inc. (a)                         292,950
20,200              Integrated Circuit Systems, Inc. (a)                 368,650
28,250              Microchip Technology, Inc. (a)                       690,712
19,600              Molex, Inc.                                          451,584
28,100              National Semiconductor Corp. (a)                     421,781
13,500              QLogic Corp. (a)                                     465,885
 27,500             Rockwell Collins, Inc.                               639,650
24,200              Scana Corp.                                          749,232
19,200              UTStarcom, Inc. (a)                                  380,736
8,700               Whirlpool Corp.                                      454,314
                                                                    ------------
                                                                       6,265,905
                                                                    ------------
ENGINEERING, ACCOUNTING,
RESEARCH, MANAGEMENT
SERVICES (0.6%)
7,900               Cephalon, Inc. (a)                                   384,477
9,000               Pharmaceutical Product
                    Development, Inc. (a)                                263,430
                                                                    ------------
                                                                         647,907
                                                                    ------------
FABRICATED METAL
PRODUCTS (0.9%)
19,800              Fortune Brands, Inc.                                 920,898
                                                                    ------------
FOOD AND
KINDRED PRODUCTS (1.4%)
5,700               Adolph Coors Co. - Class B                           349,125
26,700              Coca-Cola Enterprises, Inc.                          579,924
23,100              McCormick & Co., Inc.                                535,920
                                                                    ------------
                                                                       1,464,969
                                                                    ------------
FURNITURE AND
FIXTURES (1.3%)
10,600              Johnson Controls, Inc.                               849,802
15,800              Lear Corp. (a)                                       525,824
                                                                    ------------
                                                                       1,375,626
                                                                    ------------
GENERAL
MERCHANDISE STORES (1.1%)
16,400              Dillard's, Inc. - Class A                            260,104
25,500              Federated Department Stores, Inc. (a)                733,380
15,000              Foot Locker, Inc. (a)                                157,500
                                                                    ------------
                                                                       1,150,984
                                                                    ------------
HEALTH SERVICES (1.7%)
13,800              Coventry Health Care, Inc. (a)                       400,614
11,300              Davita, Inc. (a)                                     278,771
6,700               Express Scripts, Inc. (a)                            321,868
7,600               Quest Diagnostics, Inc. (a)                          432,440
9,200               Triad Hospitals, Inc. (a)                            274,436
                                                                    ------------
                                                                       1,708,129
                                                                    ------------
HOME FURNITURE AND
EQUIPMENT STORES (0.8%)
23,300              Pier 1 Imports, Inc.                                 441,069
15,000              Williams-Sonoma, Inc. (a)                            407,250
                                                                    ------------
                                                                         848,319
                                                                    ------------
HOTELS, OTHER
LODGING PLACES (0.7%)
20,600              Marriott International, Inc.                         677,122
                                                                    ------------
INDUSTRIAL, COMMERCIAL
MACHINERY, COMPUTERS (5.1%)
5,800               CDW Computer Centers, Inc. (a)                       254,330
9,900               Diebold, Inc.                                        408,078
14,600              Donaldson Company, Inc.                              525,600
6,000               Emulex Corp (a)                                      111,300
26,900              Jabil Circuit, Inc. (a)                              482,048
16,500              Lexmark International, Inc. (a)                      998,250
18,600              Novellus Systems, Inc. (a)                           522,288
13,500              Parker-Hannifin Corp.                                622,755
1                   Riverstone Networks, Inc. (a)                              2
37,500              Unisys Corp. (a)                                     371,250
8,400               Varian Medical Systems, Inc. (a)                     416,640
8,400               Zebra Technologies Corp - Class A (a)                481,320
                                                                    ------------
                                                                       5,193,861
                                                                    ------------
INSURANCE CARRIERS (6.8%)
10,641              Anthem, Inc. (a)                                     669,319
14,340              Fidelity National Financial, Inc.                    470,782
11,900              Mid Atlantic Medical Services, Inc. (a)              385,560
28,000              Old Republic International Corp.                     784,000
17,000              Oxford Health Plans (a)                              619,650
13,500              The PMI Group, Inc.                                  405,540
28,800              Protective Life Corp.                                792,576
17,100              Radian Group, Inc.                                   635,265
9,700               Stancorp Financial Group                             473,845
28,400              Torchmark Corp.                                    1,037,452
9,400               Wellpoint Health Networks, Inc. (a)                  668,904
                                                                    ------------
                                                                       6,942,893
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS,
 WATCHES (3.1%)
42,906              Advanced Medical Optics, Inc. (a)                    513,585
27,400              Becton  Dickinson & Co.                              840,906
19,700              Biomet, Inc.                                         564,602
6,300               KLA-Tencor Corp. (a)                                 222,831
25,200              St. Jude Medical, Inc. (a)                         1,000,944
                                                                    ------------
                                                                       3,142,868
                                                                    ------------
METAL MINING (0.8%)
45,800              Freeport-McMoRan
                    Copper & Gold, Inc. (a)                              768,524
                                                                    ------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES (0.7%)
37,400              Mattel, Inc.                                         716,210
                                                                    ------------
MISCELLANEOUS RETAIL (1.2%)
24,200              Borders Group, Inc. (a)                              389,620
11,800              Michael's Stores, Inc. (a)                           369,340
26,700              Staples, Inc. (a)                                    488,610
                                                                    ------------
                                                                       1,247,570
                                                                    ------------
NON-DEPOSITORY CREDIT
INSTITUTIONS (1.5%)
24,600              Countrywide Financial Corp.                        1,270,590
9,850               Doral Financial Corp.                                281,710
                                                                    ------------
                                                                       1,552,300
                                                                    ------------
OIL AND GAS
EXTRACTION (4.8%)
17,960              Apache Corp.                                       1,023,540
16,100              BJ Services Co. (a)                                  520,191
15,700              Ensco International, Inc.                            462,365
15,700              Newfield Exploration Co. (a)                         565,985
20,500              Pogo Producing Co.                                   763,625
17,400              Tidewater, Inc.                                      541,140
21,000              Varco International, Inc. (a)                        365,400
27,100              XTO Energy, Inc.                                     669,370
                                                                    ------------
                                                                       4,911,616
                                                                    ------------
PAPER AND ALLIED
PRODUCTS (0.7%)
34,000              Pactiv Corp. (a)                                     743,240
                                                                    ------------
PERSONAL
 SERVICES (0.6%)
15,900              H&R Block, Inc.                                      639,180
                                                                    ------------
PETROLEUM REFINING AND
RELATED PRODUCTS (0.4%)
6,700               Amerada Hess Corp.                                   368,835
                                                                    ------------
PRIMARY METAL
INDUSTRIES (1.2%)
18,700              Engelhard Corp.                                      417,945
59,100              United States Steel Corp.                            775,392
                                                                    ------------
                                                                       1,193,337
                                                                    ------------
PRINTING, PUBLISHING, AND
ALLIED INDUSTRIES (1.4%)
11,000              Harte-Hanks, Inc.                                    205,370
11,300              The New York Times Co. - Class A                     516,749
8,600               The E.W. Scripps Co. - Class A                       661,770
                                                                    ------------
                                                                       1,383,889
                                                                    ------------
REAL ESTATE INVESTMENT
TRUST (REIT'S) (4.3%)
31,300              Developers Diversified Realty Corp.                  688,287
21,700              General Growth Properties, Inc.                    1,128,400
28,900              Hospitality Properties Trust Corp.                 1,017,280
22,700              Public Storage, Inc.                                 733,437
24,400              Simon Property Group, Inc.                           831,308
                                                                    ------------
                                                                       4,398,712
                                                                    ------------
SECURITY AND COMMODITY
BROKERS (0.3%)
4,900               Bear Stearns Companies, Inc.                         291,060
                                                                    ------------
STONE, CLAY, GLASS, AND
CONCRETE PRODUCTS (0.4%)
11,500              Lafarge North America, Inc.                          377,775
                                                                    ------------
TOBACCO PRODUCTS (0.7%)
15,800              R.J. Reynolds Tobacco Holdings, Inc.                 665,338
                                                                    ------------
TEXTILE MILL
PRODUCTS (0.4%)
7,800               Mohawk Industries, Inc. (a)                          444,210
                                                                    ------------
TRANSPORTATION
EQUIPMENT (2.5%)
14,900              ITT Industries, Inc.                                 904,281
12,050              Paccar, Inc.                                         555,867
11,600              Polaris Industries, Inc.                             679,760
10,600              Textron, Inc.                                        455,694
                                                                    ------------
                                                                       2,595,602
                                                                    ------------
TRANSPORTATION
SERVICES (1.0%)
15,700              C.H. Robinson Worldwide, Inc.                        489,840
17,700              Expeditors International
                    Washington, Inc.                                     577,905
                                                                    ------------
                                                                       1,067,745
                                                                    ------------
WHOLESALE TRADE-DURABLE
GOODS (0.7%)
9,400               BorgWarner, Inc.                                     473,948
17,300              Ingram Micro, Inc. - Class A (a)                     213,655
                                                                    ------------
                                                                         687,603
                                                                    ------------
WHOLESALE TRADE-
NON-DURABLE GOODS (2.2%)
7,700               AmerisourceBergen Corp.                              418,187
12,300              Dean Foods Co. (a)                                   456,330
33,000              McKesson Corp.                                       891,990
7,800               Performance Food Group Co. (a)                       264,880
14,800              SUPERVALU, INC.                                      244,348
                                                                    ------------
                                                                       2,275,735
                                                                    ------------
                    Total common stock (Cost $99,644,496)             97,766,647
                                                                    ------------
VARIABLE RATE BONDS AND
CDS (11.0%)
1,000,000           Bank of America Corp.,
                    2.110%, due 10/22/2004 (b)                      $  1,007,025
750,000             Bank One Corp.,
                    2.040%, due 07/25/2005 (b)                           752,933
1,000,000           Beta Finance, Inc.,
                    1.430%, due 04/30/2004 (b)                         1,002,562
1,000,000           Caterpillar Financial Service Corp.,
                    1.910%, due 04/08/2004 (b)                         1,004,352
750,000             Citigroup, Inc.,
                    1.930%, due 07/26/2004 (b)                           752,614
750,000             Credit Suisse First Boston (USA), Inc.,
                    1.730%, due 07/05/2005 (b)                           753,340
1,000,000           Deutsche Bank AG Yankee CD,
                    1.440%, due 06/28/2004 (b)                           999,937
500,000             HBOS Treasury Services, PLC,
                    1.450%, due 07/19/2004 (b)                           500,148
1,000,000           Lehman Brothers Holdings,
                    1.760%, due 09/20/2004 (b)                         1,000,570
1,000,000           Nordea Bank Yankee CD,
                    1.370%, due 10/30/2003 (b)                           999,459
750,000             PACCAR Financial Corp.,
                    1.470%, due 06/03/2004 (b)                           749,831
1,000,000           Southtrust Bank, National Association,
                    1.500%, due 05/24/2004 (b)                         1,001,392
750,000             Toyota Motor Credit Corp.,
                    1.490%, due 07/19/2005 (b)                           750,404
                                                                    ------------
                    Total variable rate bonds and CDs
                    (cost $11,274,567)                                11,274,567
                                                                    ------------
SHORT-TERM INVESTMENTS (6.4%)
3,495,000           AIM Government Tax Advantage                       3,495,000
3,109,718           Mizuho Securities USA, Inc.,
                    Repurchase Agreement, US Agency,
                    1.270%, due 01/02/2003 (b)                         3,109,718
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (cost $6,604,718)                         6,604,718
                                                                    ------------
TOTAL INVESTMENTS (COST $117,523,781) (113.2%)                       115,645,932
                                                                    ------------
LIABILITIES, LESS OTHER ASSETS (-13.2%)                             (13,527,710)
                                                                    ------------
TOTAL NET ASSETS (100.0%)                                           $102,118,222
                                                                    ============

---------------
(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).

   The accompanying notes are an integral part of these financial statements.

CONSECO  LARGE-CAP  FUND

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Large-Cap Fund posted a return of -31.71% (Class A with load) for the year ended December 31, 2002(1). The benchmarks, the S&P 500 Index and the Russell 1000 Index, returned -22.11% and -21.65%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARKS?

     During the year, it was difficult to avoid the full negative impact to performance of this year's market. But, our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund over the past year, although the Fund was not immune to stock specific risk. During the fourth quarter where the performance most lagged the benchmark, the market was rewarding companies over the short-term. These companies were lower quality and more expensive relative to their peers and typically would not be names that our Fund would hold.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     Within the Fund, stock selection in the technology and healthcare sectors were the largest contributors to performance. The largest contributors were overweight positions (relative to the benchmark weight) in Forest Laboratories, Inc., along with underweight positions in Sun Microsystems and Electronic Data Systems Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Stock selection in the consumer staples, consumer discretionary and materials sectors were negative relative to the benchmark. The largest detractors were underweight positions (relative to the benchmark weight) in Texas Instruments, Inc., Abbott Laboratories, Inc. and Eli Lilly & Co.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Going forward, the economy should turn in stronger and more consistent gains in 2003 than it did in 2002. Continued support from monetary and fiscal policy are key ingredients within the economy. Consumer spending as well is expected to register moderate advances and capital spending is expected to recover. As 2003 unfolds, investors are again concerned about war and a weak economy though earnings are expected to produce stronger gains. Valuations for many stocks- while not rock bottom-are at generally reasonable levels after the late-summer declines. The profit picture has stabilized which should bode well for equity markets in 2003. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market

CHICAGO  EQUITY  PARTNERS,  LLP

     Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.

-------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to be representative of the large-cap arena in general. Investors cannot actually invest in an index.

CONSECO  LARGE-CAP  FUND
(unaudited)

GROWTH  OF  $10,000



                  CONSECO
               LARGE CAP FUND      S&P     RUSSELL
DATE          (CLASS A SHARES)  500 INDEX    1000
---------------------------------------------------
Jun 30, 2000           9425.07      10000     10000
Jul 31, 2000           9330.82       9844      9834
Aug 31, 2000          10593.78   10455.31  10561.72
Sep 29, 2000          10216.78    9903.27  10071.65
Oct 31, 2000           9462.77    9861.68   9949.79
Nov 30, 2000           8086.71    9084.58   9039.38
Dec 29, 2000           7945.34    9129.09   9148.76
Jan 31, 2001           8350.61    9453.18   9449.75
Feb 28, 2001            6993.4    8591.05   8568.09
Mar 30, 2001           6220.55    8046.37   7999.17
Apr 30, 2001           7002.83    8671.58    8641.5
May 31, 2001           6908.58    8729.68   8700.26
Jun 29, 2001           6757.78    8517.54   8503.64
Jul 31, 2001           6559.85    8434.07   8387.14
Aug 31, 2001           6041.47     7906.1   7876.36
Sep 28, 2001           5494.82    7268.08   7208.45
Oct 31, 2001           5739.87     7406.9   7358.38
Nov 30, 2001            6239.4    7975.01   7924.98
Dec 31, 2001           6220.55    8045.19   8009.77
Jan 31, 2002           6145.15    7927.73   7908.05
Feb 28, 2002           5909.52    7774.72   7750.68
Mar 28, 2002           6079.17    8067.05   8069.23
Apr 30, 2002           5626.77    7578.19   7606.87
May 31, 2002           5504.24    7522.11   7539.92
Jun 28, 2002           5032.99    6986.54   6983.48
Jul 31, 2002           4740.81    6441.59    6466.7
Aug 30, 2002           4806.79     6484.1   6500.33
Sep 30, 2002           4344.96    5779.28   5802.19
Oct 31, 2002           4684.26    6287.86   6284.35
Nov 29, 2002           4816.21    6658.21   6651.99
Dec 31, 2002           4505.18    6266.71   6275.49



The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)




                               INCEPTION                       SINCE
                               DATE        1 YEAR    5 YEARS   INCEPTION
------------------------------------------------------------------------
Large-Cap A                    07/01/2000   -31.71%  n/a        -27.27%
Large-Cap B                    07/01/2000   -31.54%  n/a        -26.80%
Large-Cap C                    07/01/2000   -29.52%  n/a        -26.20%
Large-Cap Y                    07/01/2000   -27.37%  n/a        -25.22%
S&P 500 Index                  07/01/2000   -22.11%  n/a        -17.05%
Russell 1000 Index             07/01/2000   -21.65%  n/a        -17.00%


CONSECO  LARGE-CAP  FUND

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

SCHEDULE  OF  INVESTMENTS
December  31,  2002

HARES OR
PRINCIPAL
AMOUNT                                                         VALUE
-----------------------------------------------------------------------

COMMON STOCKS (99.2%)
APPAREL AND
OTHER FINISHED
PRODUCTS (0.7%)
300                 Jones Apparel Group, Inc. (a)            $   10,632
600                 Ross Stores, Inc.                            25,434
                                                             ----------
                                                                 36,066
                                                             ----------
AUTOMOTIVE DEALERS AND
GASOLINE SERVICE STATIONS (0.4%)
300                 AutoZone, Inc. (a)                           21,195
                                                             ----------
AUTOMOTIVE REPAIR, SERVICES,
PARKING (0.3%)
800                 Ryder System, Inc.                           17,952
                                                             ----------
BUILDING MATERIALS, HARDWARE,
GARDEN-RETAIL (2.1%)
2,460               The Home Depot, Inc.                         58,942
1,500               Lowe's Companies, Inc.                       56,250
                                                             ----------
                                                                115,192
                                                             ----------
BUSINESS SERVICES (10.3%)
3,050               AOL Time Warner, Inc. (a)                    39,955
1,000               First Data Corp.                             35,410
200                 Hotels.com - Class A (a)                     10,926
400                 Intuit, Inc. (a)                             18,768
5,850               Microsoft Corp. (a)                         302,445
7,100               Oracle Corp. (a)                             76,680
800                 Rent-A-Center, Inc. (a)                      39,960
1,100               SunGard Data Systems, Inc. (a)               25,916
500                 Symantec Corp. (a)                           20,255
                                                             ----------
                                                                570,315
                                                             ----------
CHEMICALS AND ALLIED
PRODUCTS (18.6%)
1,400               Abbott Laboratories, Inc.                    56,000
700                 Albemarle Corp.                              19,915
2,300               Amgen, Inc. (a)                             111,182
300                 Avon Products, Inc.                          16,161
300                 Barr Laboratories, Inc. (a)                  19,527
600                 Clorox Corp.                                 24,750
600                 Electronic Arts, Inc. (a)                    29,862
800                 Forest Laboratories, Inc. (a)                78,576
500                 Genetech, Inc. (a)                           16,580
400                 Gilead Sciences, Inc. (a)                    13,600
2,300               Merck & Co., Inc.                           130,203
300                 Mylan Laboratories, Inc.                     10,470
10,100              Pfizer, Inc.                                308,757
1,700               Pharmacia Corp.                              71,060
1,400               The Procter & Gamble Co.                    120,316
                                                             ----------
                                                              1,026,959
                                                             ----------
COMMUNICATION BY PHONE,
TELEVISION,RADIO, CABLE (2.4%)
4,600               AT&T Wireless Group (a)                      25,990
700                 Clear Channel Communications, Inc. (a)       26,103
600                 Global Payments, Inc.                        19,206
500                 3M Co.                                       61,650
                                                             ----------
                                                                132,949
                                                             ----------
DEPOSITORY
INSTITUTIONS (2.6%)
800                 Citigroup, Inc.                              28,152
900                 Commerce Bancorp, Inc.                       38,871
900                 North Fork Bancorporation, Inc.              30,366
1,400               Washington Mutual, Inc.                      48,342
                                                             ----------
                                                                145,731
                                                             ----------
EATING AND DRINKING
PLACES (1.1%)
1,200               Darden Restaurants, Inc.                     24,540
500                 Viad Corp.                                   11,175
900                 Wendy's International, Inc.                  24,363
                                                             ----------
                                                                 60,078
                                                             ----------
EDUCATIONAL
SERVICES (0.3%)
400                 University of Phoenix Online (a)             14,336
                                                             ----------
ELECTRONIC, OTHER ELECTRICAL
EQUIPMENT, EXCEPT COMPUTERS (11.4%)
600                 Altera Corp. (a)                              7,398
11,660              General Electric Co.                        283,921
900                 Integrated Circuit Systems, Inc. (a)         16,425
9,400               Intel Corp.                                 146,358
500                 Intersil Holding Corp. (a)                    6,970
800                 Linear Technology Corp.                      20,576
850                 Microchip Technology, Inc. (a)               20,783
800                 QLogic Corp. (a)                             27,608
1,800               QUALCOMM, Inc. (a)                           65,502
800                 Rockwell Collins, Inc.                       18,608
800                 Xilinx, Inc. (a)                             16,480
                                                             ----------
                                                                630,629
                                                             ----------
Engineering, Accounting,
Research, Management
Services (1.4%)
300                 Cephalon, Inc. (a)                           14,600
1,000               Dun & Bradstreet, Inc. (a)                   34,490
1                   Monsanto Co.                                     19
700                 Moody's Corp.                                28,903
                                                             ----------
                                                                 78,012
                                                             ----------
FABRICATED METAL
PRODUCTS (0.3%)
300                 Fortune Brands, Inc.                         13,953
                                                             ----------
FOOD AND KINDRED
PRODUCTS (5.2%)
1,200               Anheuser-Busch Companies, Inc.               58,080
1,620               The Coca-Cola Co.                            70,989
200                 Hershey Foods Corp.                          13,488
2,380               PepsiCo, Inc.                               100,484
1,500               Sara Lee Corp.                               33,765
200                 Wm. Wrigley Jr. Co.                          10,976
                                                             ----------
                                                                287,782
                                                             ----------
GENERAL MERCHANDISE
STORES (4.7%)
1,100               Family Dollar Stores, Inc.                   34,331
2,500               TJX Companies, Inc.                          48,800
900                 Target Corp.                                 27,000
2,990               Wal-Mart Stores, Inc.                       151,025
                                                             ----------
                                                                261,156
                                                             ----------
HEALTH SERVICES (0.7%)
900                 HCA, Inc. - The Healthcare Company           37,350
                                                             ----------
HOME FURNITURE AND EQUIPMENT
STORES (1.0%)
1,000               Bed Bath & Beyond, Inc. (a)                  34,530
1,200               Pier 1 Imports, Inc.                         22,716
                                                             ----------
                                                                 57,246
                                                             ----------
INDUSTRIAL, COMMERCIAL MACHINERY,
COMPUTERS (7.1%)
9,900               Cisco Systems, Inc. (a)                     129,690
3,900               Dell Computer Corp. (a)                     104,286
400                 Harris Corp.                                 10,520
500                 International Business Machines Corp.        38,750
1,200               Jabil Circuit, Inc. (a)                      21,504
500                 Lexmark International, Inc. (a)              30,250
600                 Storage Technology Corp. (a)                 12,852
700                 Varian Medical Systems, Inc. (a)             34,720
200                 Zebra Technologies Corp. - Class A (a)       11,460
                                                             ----------
                                                                394,032
                                                             ----------
INSURANCE CARRIERS (4.1%)
1,100               The Allstate Corp.                           40,689
800                 American International Group, Inc.           46,280
800                 Oxford Health Plans (a)                      29,160
900                 Radian Group, Inc.                           33,435
600                 UnitedHealth Group, Inc.                     50,100
400                 Wellpoint Health Networks, Inc. (a)          28,464
                                                             ----------
                                                                228,128
                                                             ----------
MEASURING INSTRUMENTS,
PHOTO GOODS, WATCHES (3.7%)
500                 C.R. Bard, Inc.                              29,000
1,300               Becton Dickinson & Co.                       39,897
800                 Guidant Corp. (a)                            24,680
1,400               KLA-Tencor Corp. (a)                         49,518
900                 Medtronic, Inc.                              41,040
500                 Zimmer Holdings, Inc. (a)                    20,760
                                                             ----------
                                                                204,895
                                                             ----------
MISCELLANEOUS
RETAIL (0.9%)
1,000               CVS Corp.                                    24,970
800                 Walgreen Co.                                 23,352
                                                             ----------
                                                                 48,322
                                                             ----------
NON-DEPOSITORY
CREDIT INSTITUTIONS (4.6%)
600                 American Express Co.                         21,210
700                 Capital One Financial Corp.                  20,804
300                 Countrywide Financial Corp.                  15,495
1,200               Fannie Mae                                   77,196
1,000               Federal Home Loan Mortgage Corp.             59,050
3,050               MBNA Corp.                                   58,011
                                                             ----------
                                                                251,766
                                                             ----------
OIL AND GAS
EXTRACTION (1.4%)
500                 Apache Corp.                                 28,495
1,500               Tidewater, Inc.                              46,650
                                                             ----------
                                                                 75,145
                                                             ----------
PAPER AND
ALLIED PRODUCTS (0.3%)
800                 Pactiv Corp. (a)                             17,488
                                                             ----------
PERSONAL
SERVICES (0.7%)
900                 H&R Block, Inc.                              36,180
                                                             ----------
PRINTING, PUBLISHING,
AND ALLIED INDUSTRIES (2.0%)
1,200               Harte-Hanks, Inc.                            22,404
500                 The McGraw-Hill Companies, Inc.              30,220
1,400               Viacom, Inc. - Class B (a)                   57,064
                                                             ----------
                                                                109,688
                                                             ----------
RAILROAD
TRANSPORTATION (0.7%)
600                 Union Pacific Corp.                          35,922
                                                             ----------
SECURITY & COMMODITY
BROKERS (0.6%)
100                 NVR, Inc. (a)                                32,550
                                                             ----------
TEXTILE MILL
PRODUCTS (0.4%)
400                 Mohawk Industries, Inc. (a)                  22,780
                                                             ----------
TOBACCO
PRODUCTS (1.3%)
1,700               Philip Morris Companies, Inc.                68,901
                                                             ----------
TRANSPORTATION
EQUIPMENT (2.0%)
800                 Harley-Davidson, Inc.                        36,960
400                 ITT Industries, Inc.                         24,276
800                 United Technologies Corp.                    49,552
                                                             ----------
                                                                110,788
                                                             ----------
WHOLESALE TRADE-
DURABLE GOODS (4.0%)
4,140               Johnson & Johnson                           222,360
                                                             ----------
WHOLESALE
TRADE-NON-DURABLE
GOODS (1.9%)
850                 Cardinal Health, Inc.                        50,312
800                 Safeway, Inc. (a)                            18,688
1,200               SYSCO Corp.                                  35,746
                                                             ----------
                                                                104,746
                                                             ----------
TOTAL COMMON STOCK
  (cost $6,359,199)                                           5,470,592
                                                             ----------
SHORT-TERM INVESTMENTS (2.2%)
81,000              Aim Government Tax Advantage                 81,000
40,151              Barclays Capital Markets,
                    REPURCHASE AGREEMENT, US AGENCY,
                    1.250%, due 01/02/2003 (b)                   40,151
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $121,151)                                               121,151
                                                             ----------
TOTAL INVESTMENTS (COST $6,480,350) (101.4%)                  5,591,743
                                                             ----------
LIABILITIES, LESS OTHER ASSETS (-1.4%)                         (80,233)
                                                             ----------
TOTAL NET ASSETS (100.0%)                                    $5,511,510
                                                             ==========

---------------
(a)  Non-income  producing  security.
(b)  Securities  lending  collateral  (Note  2).

CONSECO  BALANCED  FUND
CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARKS?

     The Conseco Balanced Fund posted a return of -17.52% (Class A with load) for the year ended December 31, 2002.(1) The benchmarks, the Lehman Brothers Aggregate Bond Index and the S&P MidCap 400 Index, returned 10.26% and -14.52%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE  BETWEEN  THE  FUND ITS BENCHMARKS?

     During the year, it was difficult to avoid the full negative impact to performance of this year's market in the equity sector. But, our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund from first through third quarters of 2002. However, for the fourth quarter, the Fund was not immune to stock specific risk. During the fourth quarter where the performance most lagged the benchmark, the equity market was rewarding companies over the short-term. These companies were lower quality and more expensive relative to their peers and typically would not be names that our Fund would hold.

     In the fixed income markert, corporate bonds under-performed similar-duration Treasuries by 2.45% in 2002 due to sympathy with equities, widespread ratings downgrades, uncertain prospects for the economy, and lack of access to the capital markets. "BBB"-rated industrial spreads ballooned from 150 basis points at the beginning of 2002 to 274 basis points at the end of the year.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     Within the Fund, stock selection in the financial, utility and technology sectors were positive relative to the benchmark. The largest contributors to performance were overweight positions (relative to the benchmark weight) in Bank of America Corp. and Golden State Bancorp, Inc., along with an underweight position in Sun Microsystems.

     Some of the fixed income holdings that enhanced the Fund's performance were CIT Group Holdings, Health Care REIT, Inc., Regency Centers, LP, Tyco International Group, RenaissanceRe Holdings, Ltd., Tele-Communications, Inc., MBNA Corp., Household Finance Corp. and Union Planters Bank.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Within the Fund, stock selection in the materials, energy and consumer discretionary sectors were negative relative to the benchmark. The largest detractors to performance were overweight positions (relative to the benchmark weight) in AT&T Wireless Group and Tyco International Group, along with an underweight position in Abbott Laboratories, Inc.

     The major fixed income contributors to the detraction from performance were Worldcom, Inc., Dynegy-Roseton Danskamme, Calpine Corp., PSEG Energy Holdings, AT&T Wireless Services, Inc. and Sprint Capital Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Going forward, the economy should turn in stronger and more consistent gains in 2003 than it did in 2002. Continued support from monetary and fiscal policy are key ingredients within the economy. Consumer spending is expected to register moderate advances and capital spending is expected to recover. As 2003 unfolds, investors are again concerned about war and a weak economy though earnings are expected to produce stronger gains. Valuations for many stocks-while not rock bottom-are at generally reasonable levels after the late-summer declines and the profit picture has stabilized which should bode well for equity markets in 2003. Overall, our equity philosophy will not change based on short-term trends or conditions in the market. Our goal at Chicago Equity Partners, LLP is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

     On the fixed income side, we also remain cautious with the current Geo-political risks. We believe the next move of the Federal Reserve is to increase interest rates as these risks eventually decrease and as the economy recovers. As we see signs of recovery in the economy and a clearer direction regarding the current situation with Iraq, North Korea and Venezuela, we will look to move the structure of the fixed income section of the portfolio to take advantage of these changes. We will begin to lighten our exposure to structured products as well as Treasuries and cash, which have been strong performers. With the continued weakness in corporate bonds, we believe that there will be tremendous opportunity to selectively add names to the portfolio as the economic situation begins to improve.

CHICAGO  EQUITY  PARTNERS,  LLP     GREGORY  J.  HAHN,  CFA
                                    Chief  Investment  Officer
                                    Portfolio  Manager
                                    Conseco  Capital  Management,  Inc.

Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief investment officer and senior vice president at Conseco Capital Management, Inc. ("CCM"), share responsibility for managing this Fund.
In business since 1989, CEP - known for low-turnover growth performance - has taxable and tax-exempt assets under management for more than 100 institutional clients.
Hahn is the portfolio manager for the fixed-income portion of the Fund, as well as $2 billion in institutional fixed-income accounts.

CONSECO  BALANCED  FUND  (UNAUDITED)



                  CONSECO       LEHMAN BROTHERS
               BALANCED FUND       AGGREGATE       S&P 400
DATE          (CLASS A SHARES)    BOND INDEX     MIDCAP INDEX
-------------------------------------------------------------
Jan 2, 97              9425.07            10000         10000
Jan 31, 97             9557.02            10031         10375
Feb 28, 97              9434.5         10056.08      10289.93
Mar 31, 97             9123.47          9944.46       9851.57
Apr 30, 97             9123.47         10093.62      10106.73
May 30, 97             9720.33         10189.51      10990.06
Jun 30, 97            10051.92         10310.77      11298.88
Jul 31, 97            10623.59         10589.16      12417.47
Aug 29, 97            10709.35         10499.15      12402.57
Sep 30, 97            11447.76         10653.49      13115.71
Oct 31, 97            11083.73         10807.96      12545.18
Nov 28, 97            11112.47         10857.68      12730.85
Dec 31, 97            11045.41         10967.34      13224.81
Jan 30, 98            11261.58         11107.72      12973.54
Feb 27, 98            11920.39         11098.84      14047.74
Mar 31, 98            12508.18         11136.57       14681.3
Apr 30, 98            12570.82         11194.48      14949.96
May 29, 98            12153.19         11300.83      14277.22
Jun 30, 98            12450.75         11396.89      14367.16
Jul 31, 98            11968.25         11420.82      13809.72
Aug 31, 98            10678.07         11606.98      11239.73
Sep 30, 98            10992.75         11878.58      12289.52
Oct 30, 98            11172.26         11815.63       13388.2
Nov 30, 98            11710.81         11882.98      14056.27
Dec 31, 98            12420.43         11918.63      15754.27
Jan 29, 99            12335.43         12003.25      15141.43
Feb 26, 99            11952.94         11793.19      14348.02
Mar 31, 99            12360.93         11858.05      14748.33
Apr 30, 99            12670.76            11896      15911.97
May 28, 99            12553.24         11791.31      15980.39
Jun 30, 99            13321.92         11753.58      16836.94
Jul 30, 99            13343.38         11704.22      16478.32
Aug 31, 99            13364.83         11698.37      15913.11
Sep 30, 99            13443.66         11834.07      15421.39
Oct 29, 99            13960.73         11877.85      16207.89
Nov 30, 99            14714.78         11876.66       17058.8
Dec 31, 99            16088.18         11819.66      18072.09
Jan 31, 2000          16064.36         11780.65      17562.46
Feb 29, 2000          18946.18          11923.2      18791.83
Mar 31, 2000          18621.42         12080.58      20364.71
Apr 28, 2000          17497.92         12045.55      19651.94
May 31, 2000          16732.98         12039.53      19406.29
Jun 30, 2000          18196.09         12289.95      19691.57
Jul 31, 2000          18148.08         12401.79      20002.69
Aug 31, 2000          19852.46         12581.61      22234.99
Sep 29, 2000          19480.62         12660.88      22081.57
Oct 31, 2000          18673.45         12744.44      21333.01
Nov 30, 2000          16962.72         12953.45      19722.36
Dec 29, 2000           17260.9         13194.38      21231.13
Jan 31, 2001          17556.89         13409.45      21704.58
Feb 28, 2001          16933.75         13526.11      20467.42
Mar 30, 2001          16263.89         13593.74      18946.69
Apr 30, 2001           17016.7         13536.65      21036.51
May 31, 2001          17079.44         13617.87      21526.66
Jun 29, 2001          16821.67         13669.62      21440.55
Jul 31, 2001          16821.67         13975.82      21121.09
Aug 31, 2001          16317.18         14136.54      20430.43
Sep 28, 2001          15522.94         14300.52      17888.88
Oct 31, 2001          15681.66          14599.4      18681.36
Nov 30, 2001          16157.82         14397.93      20071.26
Dec 31, 2001          16161.41         14305.79      21108.94
Jan 31, 2002          16065.69         14421.66      20999.17
Feb 28, 2002          15874.24         14561.55      21024.37
Mar 28, 2002          16164.44         14319.83      22527.61
Apr 30, 2002          15747.09         14597.64      22421.73
May 31, 2002          15714.99         14721.72      22042.81
Jun 28, 2002          14957.65         14849.79      20429.27
Jul 31, 2002          14116.79         15029.48      18449.68
Aug 30, 2002          14359.34         15283.48      18541.93
Sep 30, 2002             13550         15531.07      17047.45
Oct 31, 2002          13990.26         15459.62       17785.6
Nov 29, 2002          14495.74         15454.99      18815.39
Dec 31, 2002           14146.6         15774.91      18042.07

-------------------------------------------------
1 The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)

                      INCEPTION                       SINCE
                      DATE         1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
Balanced A            01/02/1997  -17.52%     3.84%       5.95%
Balanced B            02/10/1998  -17.14%  n/a            3.40%
Balanced C            02/13/1998  -14.64%  n/a            3.34%
Balanced Y            01/02/1997  -12.06%     5.58%       7.54%
LBA Index             01/02/1997   10.26%     7.54%       7.89%
S&P MidCap 400 Index  01/02/1997  -14.52%     6.41%      10.33%

----------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.

CONSECO BALANCED FUND

CONSECO FUND GROUP
2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2002

HARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
------------------------------------------------------------------------------

COMMON STOCKS (55.3%)
AMUSEMENT AND
RECREATION SERVICES (0.2%)
1,900               Westwood One, Inc. (a)                        $    70,984
                                                                  -----------
APPAREL AND
OTHER FINISHED
PRODUCTS (0.1%)
1,400               Jones Apparel Group, Inc. (a)                      49,616
                                                                  -----------
APPAREL AND
ACCESSORY STORES (0.1%)
1,800               Talbots, Inc.                                      49,554
                                                                  -----------
AUTOMOTIVE DEALERS
 AND GASOLINE
SERVICE STATIONS (0.2%)
1,200               AutoZone, Inc. (a)                                 84,780
                                                                  -----------
BUILDING CONSTRUCTION,
 GENERAL CONSTRUCTION (0.5%)
3,600               Centex Corp.                                      180,720
                                                                  -----------
BUILDING MATERIALS, HARDWARE,
GARDEN-RETAIL (0.7%)
4,270               The Home Depot, Inc.                              102,309
3,900               Lowe's Companies, Inc.                            146,250
                                                                  -----------
                                                                      248,559
                                                                  -----------
BUSINESS SERVICES (3.5%)
13,560              AOL Time Warner, Inc. (a)                         177,636
1,100               Computer Sciences Corp. (a)                        37,895
900                 Electronic Arts, Inc. (a)                          44,793
1,860               First Data Corp.                                   65,863
400                 Hotels.com - Class A (a)                           21,852
12,100              Microsoft Corp. (a)                               625,570
14,100              Oracle Corp. (a)                                  152,280
1,600               Rent-A-Center, Inc. (a)                            79,920
2,400               SunGard Data Systems, Inc. (a)                     56,544
2,100               Symantec Corp. (a)                                 85,071
                                                                  -----------
                                                                    1,347,424
                                                                  -----------
CHEMICALS AND
ALLIED PRODUCTS (7.2%)
1,900               Abbott Laboratories, Inc.                          76,000
2,100               Albemarle Corp.                                    59,745
3,600               Amgen, Inc. (a)                                   174,024
1,500               Avon Products, Inc.                                80,805
700                 Barr Laboratories, Inc. (a)                        45,563
1,000               Clorox Corp.                                       41,250
1,200               Cytec Industries, Inc. (a)                         32,736
4,400               E. I. du Pont de Nemours and Co.                  186,560
1,400               Forest Laboratories, Inc. (a)                     137,508
1,300               Genetech, Inc. (a)                                 43,108
900                 Invitrogen Corp. (a)                               28,161
2,600               Lubrizol Corp.                                     79,300
8,170               Merck & Co., Inc.                                 462,504
1,400               Mylan Laboratories, Inc.                           48,860
21,900              Pfizer, Inc.                                      669,483
4,600               Pharmacia Corp.                                   192,280
4,500               The Procter & Gamble Co.                          386,730
                                                                  -----------
                                                                    2,744,617
                                                                  -----------
COMMUNICATIONS BY
PHONE, TELEVISION,
RADIO, CABLE (3.2%)
3,400               Alltel Corp.                                      173,400
240                 AT&T  Corp.                                         6,266
16,600              AT&T  Wireless Group (a)                           93,790
1,800               BellSouth Corp.                                    46,566
3,500               Clear Channel Communications, Inc. (a)            130,515
1,900               Global Payments, Inc.                              60,819
3,000               SBC Communications, Inc.                           81,330
8,600               Sprint Corp.                                      124,528
1,500               3M Co.                                            184,950
8,190               Verizon Communications, Inc.                      317,362
                                                                  -----------
                                           .                        1,219,526
                                                                  -----------
DEPOSITORY INSTITUTIONS (6.2%)
7,500               Bank of America Corp.                             521,775
14,332              Citigroup, Inc.                                   504,343
3,400               First Tennessee National Corp.                    122,196
2,800               GreenPoint Financial Corp.                        126,504
2,700               JP Morgan Chase & Co.                              64,800
5,800               National City Corp.                               158,456
3,500               North Fork Bancorporation, Inc.                   118,090
4,200               Regions Financial Corp.                           140,112
4,500               Sovereign Bancorp, Inc.                            63,225
2,500               Union Planters Corp.                               70,350
4,300               Wachovia Corp.                                    156,692
4,950               Washington Mutual, Inc.                           170,923
3,500               Wells Fargo & Co.                                 164,045
                                                                  -----------
                                                                    2,381,511
                                                                  -----------
EATING AND
DRINKING PLACES (0.5%)
3,250               Darden Restaurants, Inc.                           66,463
1,800               Viad Corp.                                         40,230
2,500               Wendy's International, Inc.                        67,675
                                                                  -----------
                                                                      174,368
                                                                  -----------
EDUCATIONAL
 SERVICES (0.1%)
1,100               University of Phoenix Online (a)                   39,424
                                                                  -----------
ELECTRIC, GAS,
WATER, COGENERATION,
SANITARY SERVICES (1.7%)
3,800               Entergy Corp.                                     173,242
4,300               Equitable Resources, Inc.                         150,672
3,000               Exelon Corp.                                      158,310
2,800               FPL Group, Inc.                                   168,364
                                                                  -----------
                                                                      650,588
                                                                  -----------
ELECTRONIC, OTHER
ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (3.7%)
1,100               Altera Corp. (a)                                   13,563
1,700               American Power Conversion Co. (a)                  25,755
1,400               Eastman Kodak Co.                                  49,056
23,090              General Electric Co.                              562,242
2,500               Integrated Circuit Systems, Inc. (a)               45,625
16,560              Intel Corp.                                       257,839
1,500               Intersil Holding Corp. (a)                         20,910
900                 Linear Technology Corp.                            23,148
1,010               Maxim Integrated Products, Inc. (a)                33,370
2,750               Microchip Technology, Inc. (a)                     67,237
1,700               QLogic Corp. (a)                                   58,667
3,400               QUALCOMM, Inc. (a)                                123,726
2,000               Rockwell Collins, Inc.                             46,520
2,800               Scientific-Atlanta, Inc.                           33,208
2,100               Xilinx, Inc. (a)                                   43,260
                                                                  -----------
                                                                    1,404,126
                                                                  -----------
ENGINEERING, ACCOUNTING,
RESEARCH, MANAGEMENT
SERVICES (0.4%)
500                 Cephalon, Inc. (a)                                 24,334
3,400               Dun & Bradstreet, Inc. (a)                        117,266
700                 Moody's Corporation                                28,903
                                                                  -----------
                                                                      170,503
                                                                  -----------
FABRICATED
METAL PRODUCTS (0.2%)
1,500               Fortune Brands, Inc.                               69,765
                                                                  -----------
FOOD AND
KINDRED PRODUCTS (2.4%)
700                 Adolph Coors Co. - Class B                         42,875
3,600               Anheuser-Busch Companies, Inc.                    174,240
3,350               The Coca-Cola Co.                                 146,797
2,800               Conagra, Inc.                                      70,028
400                 Hershey Foods Corp.                                26,976
1,000               Lancaster Colony Corp.                             39,080
3,000               McCormick & Co., Inc.                              69,600
3,930               PepsiCo, Inc.                                     165,924
4,800               Sara Lee Corp.                                    108,048
1,000               Wm. Wrigley Jr. Co.                                54,880
                                                                  -----------
                                                                      898,448
                                                                  -----------
FURNITURE AND
FIXTURES (0.2%)
1,800               Lear Corp. (a)                                     59,904
                                                                  -----------
GENERAL MERCHANDISE
STORES (1.3%)
4,700               Federated Department Stores, Inc. (a)             135,172
3,800               J. C. Penney Co.                                   87,438
5,540               Wal-Mart Stores, Inc.                             279,825
                                                                  -----------
                                                                      502,435
                                                                  -----------
HEALTH SERVICES (0.2%)
1,500               HCA, Inc. - The Healthcare Company                 62,250
                                                                  -----------
HOME FURNITURE AND
EQUIPMENT STORES (0.4%)
2,700               Bed Bath & Beyond, Inc. (a)                        93,231
2,300               Pier 1 Imports, Inc.                               43,539
                                                                  -----------
                                                                      136,770
                                                                  -----------
INDUSTRIAL, COMMERCIAL
MACHINERY, COMPUTERS (3.7%)
19,840              Cisco Systems, Inc. (a)                           259,904
7,700               Dell Computer Corp. (a)                           205,898
1,400               Eaton Corp.                                       109,354
1,100               Harris Corp.                                       28,930
9,843               Hewlett-Packard Co.                               170,874
3,280               International Business Machines Corp.             254,200
2,200               Jabil Circuit, Inc. (a)                            39,424
1,200               Lexmark International, Inc. (a)                    72,600
2,700               Parker-Hannifin Corp.                             124,551
1                   Riverstone Networks, Inc.                               2
1,800               Storage Technology Corp. (a)                       38,556
1,500               Varian Medical Systems, Inc. (a)                   74,400
700                 Zebra Technologies Corp. - Class A (a)             40,110
                                                                  -----------
                                                                    1,418,803
                                                                  -----------
INSURANCE CARRIERS (3.2%)
4,500               The Allstate Corp.                                166,455
1,300               AMBAC Financial Group, Inc.                        73,112
3,516               American International Group, Inc.                203,372
2,500               MGIC Investment Corp.                             103,250
3,700               Metlife, Inc.                                     100,048
2,700               Old Republic International Corp.                   75,600
2,800               Oxford Health Plans (a)                           102,060
2,100               The PMI Group, Inc.                                63,084
3,000               Torchmark Corp.                                   109,590
1,400               UnitedHealth Group, Inc.                          116,900
2,900               Unumprovident Corp.                                50,866
1,000               WellPoint Health Networks, Inc. (a)                71,160
                                                                  -----------
                                                                    1,235,497
                                                                  -----------
MEASURING INSTRUMENTS,
PHOTO GOODS, WATCHES (1.1%)
4,700               Becton Dickinson & Co.                            144,243
1,100               C.R. Bard, Inc.                                    63,800
2,300               KLA-Tencor Corp. (a)                               81,351
1,200               Medtronic, Inc.                                    54,720
1,600               Zimmer Holdings, Inc. (a)                          66,432
                                                                  -----------
                                                                      410,546
                                                                  -----------
METAL MINING (0.2%)
3,900               Freeport-McMoRan
                    Copper & Gold, Inc. (a)                            65,442
                                                                  -----------
MISCELLANEOUS
 MANUFACTURING INDUSTRIES (0.2%)
3,700               Mattel, Inc.                                       70,855
                                                                  -----------
MISCELLANEOUS
RETAIL (0.3%)
2,300               Borders Group, Inc. (a)                            37,030
3,300               CVS Corp.                                          82,401
                                                                  -----------
                                                                      119,431
                                                                  -----------
MOTION PICTURES (0.1%)
3,200               Walt Disney Co.                                    52,192
                                                                  -----------
NON-DEPOSITORY
CREDIT INSTITUTIONS (1.7%)
2,000               American Express Co.                               70,700
3,300               Capital One Financial Corp.                        98,076
2,600               Countrywide Financial Corp.                       134,290
2,300               Fannie Mae                                        147,959
1,850               Federal Home Loan Mortgage Corp.                  109,243
5,200               MBNA Corp.                                         98,904
                                                                  -----------
                                                                      659,172
                                                                  -----------
OIL AND GAS
EXTRACTION (1.3%)
3,500               Apache Corp.                                      199,465
6,500               Occidental Petroleum Corp.                        184,925
3,700               Tidewater, Inc.                                   115,070
                                                                  -----------
                                                                      499,460
                                                                  -----------
PAPER AND ALLIED
PRODUCTS (0.2%)
3,400               Pactiv Corp. (a)                                   74,324
                                                                  -----------
PETROLEUM REFINING AND
RELATED INDUSTRIES (1.9%)
1,300               Amerada Hess Corp.                                 71,565
1,110               ChevronTexaco Corp.                                73,793
17,020              Exxon Mobil Corp.                                 594,679
                                                                  -----------
                                                                      740,037
                                                                  -----------
PRIMARY METAL
INDUSTRIES (0.4%)
11,300              United States Steel Corp.                         148,256
                                                                  -----------
PRINTING, PUBLISHING, AND
ALLIED INDUSTRIES (1.5%)

2,450               Harte-Hanks, Inc.                                  45,741
2,400               The McGraw-Hill Companies, Inc.                   145,056
1,300               Tribune Co.                                        59,098
7,900               Viacom, Inc. - Class B (a)                        322,004
                                                                  -----------
                                                                      571,899
                                                                  -----------
RAILROAD
TRANSPORTATION (0.4%)
2,500               Union Pacific Corp.                               149,675
                                                                  -----------
REAL ESTATE INVESTMENT
TRUSTS (REITS) (0.7%)
2,700               General Growth Properties, Inc.                   140,400
3,500               Hospitality Properties Trust Corp.                123,200
                                                                  -----------
                                                                      263,600
                                                                  -----------
SECURITY AND
COMMODITY BROKERS (0.8%)
3,200               Bear Stearns Companies, Inc.                      190,080
1,200               Merrill Lynch & Co., Inc.                          45,540
2,090               Morgan Stanley Dean Witter & Co.                   83,433
                                                                  -----------
                                                                      319,053
                                                                  -----------
TOBACCO PRODUCTS (0.7%)
6,620                Philip Morris Companies, Inc.                    268,308
                                                                  -----------
TRANSPORTATION BY AIR (0.3%)
2,000                Federal Express Corp. (a)                        108,440
                                                                  -----------
TRANSPORTATION EQUIPMENT (1.7%)
860                 General Dynamics Corp.                             68,258
3,100               General Motors Corp.                              114,266
1,600               Harley-Davidson, Inc.                              73,920
1,500               ITT Industries, Inc.                               91,035
900                 Northrop Grumman Corp.                             87,300
1,400               Textron, Inc.                                      60,186
2,340               United Technologies Corp.                         144,940
                                                                  -----------
                                                                      639,905
                                                                  -----------
WHOLESALE TRADE-DURABLE
GOODS (1.3%)
9,280               Johnson & Johnson                                 498,429
                                                                  -----------
WHOLESALE
TRADE-NON-DURABLE GOODS (0.6%)
1,400               Cardinal Health, Inc.                              82,866
4,300               Safeway, Inc. (a)                                 100,448
2,100               SYSCO Corp.                                        62,559
                                                                  -----------
                                                                      245,873
                                                                  -----------
                    TOTAL COMMON STOCKS
                    (COST $23,483,159)                             21,105,069
                                                                  -----------
PREFERRED STOCKS (0.0%)
TELECOM SERVICES (0.0%)
20                  Broadwing Communications,
                    12.500%, Series B                                   1,844
                                                                  -----------
    Total preferred stock (cost $20,080)                                1,844
                                                                  -----------
CORPORATE BONDS (36.1%)
BUSINESS SERVICES (0.6%)
55,000              AOL Time Warner, Inc., 7.700%,
                    due 05/01/2032                                     57,445
170,000             Cendant Corp., 7.750%,
                    due 12/01/2003                                    174,345
                                                                  -----------
                                                                      231,790
                                                                  -----------
CHEMICALS AND
 ALLIED PRODUCTS (3.3%)
100,000             Dow Chemical Co., 7.375%,
                    due 11/01/2029                                    108,538
310,000             Lyondell Chemical Co., Series A, 9.625%,
                    due 05/01/2007                                    299,150
225,000             Millennium America, Inc., 7.625%,
                    due 11/15/2026                                    188,156
330,000             Solutia, Inc., 11.250%,
                    due 07/15/2009                                    279,263
370,000             Union Carbide Corp., 6.250%
                    due 06/15/2003                                    373,630
                                                                  -----------
                                                                    1,248,737
                                                                  -----------
COMMUNICATIONS BY
PHONE, TELEVISION,
RADIO, CABLE (5.0%)
105,000             AT&T Wireless Services, Inc., 8.750%,
                    due 03/01/2031                                    103,218
225,000             Charter Communications Holdings,
                    LLC, 10.250%,  due 01/15/2010                     101,250
300,000             Crown Castle International Corp.,
                    9.375%, due 08/01/2011                            250,500
300,000             Nextel Communications, Inc.,
                    9.375%, due 11/15/2009                            273,000
615,000             Qwest Capital Funding, Inc., 6.875%,
                    due 07/15/2028                                    341,325
185,000             Sprint Capital Corp., 6.900%,
                    due 05/01/2019                                    152,108
390,000             TCI Communications, Inc., 6.875%,
                    due 02/15/2006                                    412,517
280,000             Vodafone Group PLC, 5.375%,
                    due 01/30/2015                                    282,440
                                                                  -----------
                                                                    1,916,358
                                                                  -----------
ELECTRIC, GAS, WATER,
COGENERATION,
SANITARY SERVICES (5.3%)
360,000             AES Corp, 8.750%, due 06/15/2008                  212,400
120,000             Allied Waste North America, 8.875%,
                    due 04/01/2008                                    122,400
345,000             Avon Energy Partners Holdings, 7.050%,
                    due 12/11/2007, (b) Cost - $340,149;
                    Acquired - 01/14/2002                             310,874
270,000             Celestica, Inc., 0.000% (c),
                    due 08/01/2020                                    125,213
270,000             Mirant Americas Generation LLC,
                    8.300%, due 05/01/2011                            129,600
150,000             Pinnacle Partners, 8.830%, due 08/15/2004,
                    (b) Cost - $138,964;
                    Acquired - 12/18/2002                             141,565
750,000             Sempra Energy, Inc.,
                    6.800%, due 07/01/2004                            781,600
30,000              Southern Natural Gas Co.,
                    7.350%, due 02/15/2031                             25,280
60,000              Southern Natural Gas Co.,
                    8.000%, due 03/01/2032                             52,963
160,000             Tennessee Gas Pipeline,
                    7.000%, due 10/15/2028                            123,575
                                                                  -----------
                                                                    2,025,470
                                                                  -----------
ELECTRONIC, OTHER ELECTRICAL
EQUIPMENT,
EXCEPT COMPUTERS (0.8%)
175,000             EchoStar Broadband Corp.,
                    10.375%, due 10/01/2007                           190,313
195,000             Nortel Networks,
                    6.125%, due 02/15/2006                            131,625
                                                                  -----------
                                                                      321,938
                                                                  -----------
FOOD AND KINDRED
PRODUCTS (0.5%)
170,000             Smithfield Foods, Inc.,
                    8.000%, due 10/15/2009                            174,250
                                                                  -----------
HEALTH SERVICES (0.6%)
250,000             HEALTHSOUTH Corp.,
                    8.500%, due 02/01/2008                            216,250
                                                                  -----------
HOTELS, OTHER
LODGING PLACES (1.4%)
200,000             Hyatt Equities LLC, 6.875%,
                    due 06/15/2007, (b) Cost - $199,526;
                    Acquired - 06/12/2002                             199,385
175,000             Park Place Entertainment,
                    8.875%, due 09/15/2008                            186,389
135,000             Vail Resorts, Inc., 8.750%,
                    due 05/15/2009, (b) Cost - $129,464;
                    Acquired 11/16/2001                               139,050
                                                                  -----------
                                                                      524,824
                                                                  -----------
INSURANCE CARRIERS (0.7%)
250,000             RenaissanceRe Holdings, Ltd.,
                    7.000%, due 07/15/2008                            264,560
                                                                  -----------
LUMBER AND WOOD
PRODUCTS, EXCEPT FURNITURE (1.5%)
505,000             Georgia-Pacific Corp.,
                    7.750%, due 11/15/2029                            414,100
150,000             Weyerhaeuser Co.,
                    7.375%, due 03/15/2032                            163,190
                                                                  -----------
                                                                      577,290
                                                                  -----------
MISCELLANEOUS MANUFACTURING
INDUSTRIES (3.1%)
645,000             CIT Group Holdings,
                    7.750%, due 04/02/2012                            725,653
535,000             Tyco International Group,
                    6.875%, due 01/15/2029                            476,116
                                                                  -----------
                                                                    1,201,769
                                                                  -----------
NON-DEPOSITORY CREDIT
INSTITUTIONS (1.4%)
500,000             MBNA Corp.,
                    6.250%, due 01/17/2007                            522,415
                                                                  -----------
PERSONAL SERVICES (0.3%)
145,000             Service Corp. International,
                    6.875%, due 10/01/2007                            133,400
                                                                  -----------
PETROLEUM REFINING AND
 RELATED INDUSTRIES (0.3%)
125,000             Valero Energy Corp.,
                    7.500%, due 04/15/2032                            126,995
                                                                  -----------
PIPE LINES, EXCEPT
NATURAL GAS (0.5%)
430,000             Dynegy-Roseton Danskamme,
                    7.670%, due 11/08/2016                            176,569
                                                                  -----------
PRINTING, PUBLISHING, AND
ALLIED INDUSTRIES (1.5%)
160,000             News America, Inc.,
                    7.625%, due 11/30/2028                            163,826
315,000             Quebecor Media, Inc.,
                    11.125%, due 07/15/2011                           291,769
30,000              R.H. Donnelley Finance Corp., 8.875%,
                    due 12/15/2010, (b) Cost - $30,000;
                    Acquired 11/26/2002                                32,250
75,000              R.H. Donnelley Finance Corp., 10.875%,
                    due 12/15/2012, (b) Cost - $75,000;
                    Acquired 11/26/2002                                82,125
                                                                  -----------
                                                                      569,970
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS
(REITS) - (3.0%)
300,000             Health Care REIT, Inc.,
                    7.500%, due 08/15/2007                            316,953
315,000             Host Marriott LP,
                    9.500%, due 01/15/2007                            321,300
130,000             ISTAR Financial, Inc.,
                    8.750%, due 08/15/2008                            138,503
365,000             Senior Housing Trust,
                    8.625%, due 01/15/2012                            361,350
                                                                  -----------
                                                                    1,138,106
                                                                  -----------
REAL ESTATE OPERATORS,
AGENTS, MANAGERS (1.4%)
500,000             Regency Centers, LP,
                    7.400%, due 04/01/2004                            527,839
                                                                  -----------
STONE, CLAY, GLASS, AND
CONCRETE PRODUCTS (1.3%)
475,000             Owens-Brockway,
                    8.875%, due 02/15/2009                            491,625
                                                                  -----------
TOBACCO PRODUCTS (0.5%)
175,000             Universal Corp., Series B,
                    7.500%, due 01/26/2004                            183,562
                                                                  -----------
TRANSPORTATION EQUIPMENT (1.5%)
215,000             Dana Corp.,
                    7.000%, due 03/15/2028                            151,575
240,000             Ford Motor Co. Global Bond,
                    6.625%, due 10/01/2028                            191,877
120,000             Ford Motor Co.,
                    7.450%, due 07/16/2031                            104,665
105,000             SPX Corp.,
                    7.500%, due 01/01/2013                            106,969
                                                                  -----------
                                                                      555,086
                                                                  -----------
WHOLESALE TRADE -
NON DURABLE GOODS (1.7%)
450,000             Bergen Brunswig Corp.,
                    7.375%, due 01/15/2003                            450,000
190,000             Terra Capital, Inc.,
                    12.875%, due 10/15/2008                           205,200
                                                                  -----------
                                                                      655,200
                                                                  -----------
                    TOTAL CORPORATE BONDS (COST $13,836,268)       13,784,003
                                                                  -----------
MUNICIPAL BONDS (2.5%)
300,000             California County,
                    7.500%, due 06/01/2019                            297,363
150,000             Educational Enhancement Funding Corp.,
                    6.720%, due 06/01/2025                            150,905
270,000             Tobacco Settlement Fin. Corp.,
                    5.920%, due 06/01/2012                            275,041
230,295             Tobacco Settlement Fin. Corp.,
                    6.360%, due 05/15/2025                            230,532
                                                                  -----------
Total municipal bonds (cost $951,342)                                 953,841
                                                                  -----------
ASSET BACKED SECURITIES (1.5%)
28,029              Countrywide Home Loans,
                    Series 2001-11, Class A2, 6.500%,
                    due 07/25/2031                                     28,434
240,079             First Union National Bank Commercial
                    Mortgage, 99-C4 A1, 7.184%,
                    due 12/15/2031                                    263,914
230,000             Residential Asset Securitization Trust,
                    6.750%, due 05/25/2032                            236,940
29,123              Wells Fargo Mortgage Backed Securities
                    Trust, Series 2001-17, Class A1,
                    6.750%, due 08/25/2031                             29,224
                                                                  -----------
Total asset backed securities
         (cost $528,557)                                              558,512
                                                                  -----------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (2.3%)
255,000             Federal Home Loan Mortgage Corp.,
                    #2422CD, 6.000%, due 02/01/2032                   264,821
230,000             U.S. Treasury Note,
                    3.000%, due 11/15/2007                            232,839
395,000             U.S. Treasury Note,
                    4.000%, due 11/15/2012                            400,709
                                                                  -----------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (COST $883,522)                                           898,369
                                                                  -----------
SHORT-TERM INVESTMENTS (4.9%)
1,893,552           Barclays Capital Markets,
                    Repurchase Agreement, US Agency,
                    1.250%, due 01/02/2003 (d)                      1,893,552
                                                                  -----------
Total short-term investments
(cost $1,893,552)                                                   1,893,552
                                                                  -----------
TOTAL INVESTMENTS (COST $41,596,480) (102.6%)                      39,195,190
                                                                  -----------
LIABILITIES, LESS OTHER ASSETS (-2.6%)                            (1,010,226)
                                                                  -----------
TOTAL NET ASSETS (100.0%)                                        $ 38,184,964
                                                                 ============

----------------
(a)  Non-income  producing  security.
(b)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(c)  Zero  Coupon  -  Bonds  that  make  no  interest  payments.
(d)  Securities  lending  collateral  (Note  2).

CONSECO  CONVERTIBLE  SECURITIES  FUND

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Convertible Securities Fund (Class A with load) returned -12.60% for the year ended December 31, 2002(1). This compares to -4.95% for the benchmark Merrill Lynch Broad Convertible Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The S&P 500 returned -22.11% in 2002 and the Lehman Brothers Aggregate Bond Index returned 10.26%. Convertibles securities are designed to perform somewhere between bond markets and equity markets. In this spectrum, our Fund was leaning more towards the equity markets during the first half of the year. Our overweight in the technology sector with orientation in growth coupled with an underweight in the consumer sector are the two main reasons why the Fund underperformed relative to its benchmark.

     Actions taken around mid-year have helped us close the gap for the year. We reduced our technology holdings and we focused more on value in companies with good balance sheets. We also focused on short dated investment grade convertible securities with good yields. Performance undoubtedly improved and we have consistently remained in the top two tiers of our peer group since.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     The majority of the top ten holdings enhanced the Fund's performance. These included, Tyco International Group, Celestica, Inc., Verizon Global Funding Corp., Universal Health Services, Inc., United Parcel Service, Inc., Nextel Communications, Inc., Sovereign Capital Trust II and First American Corp. Other performers not included in the top ten are Omnicom Group and Lowes Companies. The majority of the positive performance came from healthcare, financial, communications, and the consumer sectors we also chose high yield securities with strong balance sheets. Significant contributors in the same sectors with investment grade names.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     As would be expected, our technology holdings in the first half of the year dragged down our performance. These include Peregrine Systems, Inc., Adelphia Communications Corp., Charter Communications Holdings, LLC and Corning, Inc. We exited all of these holdings towards the end of the first half of the year.

     Some holdings in the energy sector also detracted from performance. These include Calpine Corporation and Mirant Corporation. Calpine Corporation was sold from the portfolio.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     Even though the majority of economic indicators weigh towards a strengthening economy, the current cloud of war with Iraq and uncertainty in Venezuela may potentially dampen market performance. One of our main concerns is the impact of the above uncertainties on consumer confidence (spending). In part, such weariness has caused us to reduce some of our position in durable goods. In particular, we have reduced our position in Ford Motor Co. and General Motors Corp. Once uncertainty in oil flow is removed and closure is found with the Iraqi problem in the form of a predictable war or a peaceful solution, we expect a reasonable upswing in equity markets.

     Looking forward, our focus will be value driven on the defense and healthcare sector with some selective choices in the energy sector. We will continue to run the Fund with a low beta relative to the Index with a focus on yield instead of equity performance. We intend to do this until visibility clears up in the geopolitical arena and our confidence increases in the rebound of the economy. We also need to see corporate earnings as an additional sign before leaning towards equities. Finally, we anticipate new issues for 2003 to rebound appreciably from the dismal offerings in 2002.

ROBERT  L.  COOK,  CFA             HIROUYE  TESHOME
Senior  Vice  President            Senior  Securities  Analyst
Portfolio  Manager                 Portfolio  Manager
Conseco  Capital                   Conseco  Capital
   Management,  Inc.                 Management,  Inc.

     Robert Cook, CFA, Senior Vice President at Conseco Capital Management, Inc. ("CCM"), and Hirouye Teshome, Senior Securities Analyst, co-manage the Fund.

     Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

     Teshome is responsible for hedging market exposure created by sale of Equity Indexed Annuity products. Hedging of market risk is accomplished through various derivative instruments including, over the counter options, futures and, if need be, volatility/variance swaps. In addition, he is responsible for trading and analyzing derivatives instruments in CCM's investment process. Hirouye has his BSEE and MSEE from Purdue University and MBA from Indiana University. He is currently a candidate for Level III of the CFA program.

---------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. Our benchmark index, the Merrill Lynch Broad Convertible ("MLBC") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.
(2)  Conseco Convertible Securities Fund
(3)  (unaudited)

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

GROWTH  OF  $10,000



DATE           CONSECO CONVERTIBLE   MERRILL LYNCH
DATE               SECURITIES         CONVERTIBLE
              FUND (CLASS A SHARES)   BOND INDEX
--------------------------------------------------
Sep 28, 98                  9425.07          10000
Sep 30, 98                   9321.4           9791
Oct 30, 98                   9472.2          10025
Nov 30, 98                  9885.78       10469.11
Dec 31, 98                 10465.83       11085.74
Jan 29, 99                 11175.99       11603.45
Feb 26, 99                 10783.16        11189.2
Mar 31, 99                 10958.29       11669.22
Apr 30, 99                 11480.24       12180.33
May 28, 99                 11457.47       12091.42
Jun 30, 99                 12212.17       12554.52
Jul 30, 99                 12416.15       12476.68
Aug 31, 99                  12429.3       12396.83
Sep 30, 99                 12403.05       12497.24
Oct 29, 99                 12901.31       12950.89
Nov 30, 99                 13873.66       13928.69
Dec 31, 99                  14665.4       16001.27
Jan 31, 2000               15533.75       15868.46
Feb 29, 2000               17419.22       17479.11
Mar 31, 2000               17157.87       17099.82
Apr 28, 2000               16110.69       16020.82
May 31, 2000               15284.74       15213.37
Jun 30, 2000               16549.54       16120.09
Jul 31, 2000               16020.65       15623.59
Aug 31, 2000               16888.52       16956.28
Sep 29, 2000               16127.22       16498.46
Oct 31, 2000               15171.87       15648.79
Nov 30, 2000               12959.17       13695.82
Dec 29, 2000               14143.64       14129.98
Jan 31, 2001               14439.58       15037.12
Feb 28, 2001               13416.73       13909.34
Mar 30, 2001               12650.93       13279.24
Apr 30, 2001               13596.21       14137.08
May 31, 2001               13427.56       14089.02
Jun 29, 2001               13016.02       13915.72
Jul 31, 2001               12629.33       13715.34
Aug 31, 2001               12428.97       13493.15
Sep 28, 2001                11341.4       12648.48
Oct 31, 2001               11904.88       12967.22
Nov 30, 2001               12515.18        13330.3
Dec 31, 2001               12550.46       13574.25
Jan 31, 2002               12492.22       13475.15
Feb 28, 2002               11920.69       13138.27
Mar 28, 2002               12506.16          13606
Apr 30, 2002               12187.55       13430.48
May 31, 2002               12013.97       13367.36
Jun 28, 2002               11526.07       12735.08
Jul 31, 2002               10844.16       12052.48
Aug 30, 2002               11033.71       12168.18
Sep 30, 2002               10785.67       11906.57
Oct 31, 2002               11064.36       12142.32
Nov 29, 2002               11615.11       12953.42
Dec 31, 2002               11642.09       12900.32


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (AS  OF  12/31/02)



                          INCEPTION                     SINCE
                          DATE        1 YEAR   5 YEARS  INCEPTION
------------------------------------------------------------------
Convertible Securities A  09/28/1998  -12.60%  n/a           3.64%
Convertible Securities B  09/28/1998  -12.09%  n/a           4.21%
Convertible Securities C  09/28/1998   -9.52%  n/a           4.34%
Convertible Securities Y  09/28/1998   -6.70%  n/a           5.64%
MLBC Index                09/28/1998   -4.95%  n/a           6.16%


CONSECO  CONVERTIBLE  SECURITIES  FUND

SCHEDULE  OF  INVESTMENTS
December  31,  2002

HARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
------------------------------------------------------------------------------

COMMON STOCKS 2.5%
PIPE LINES, EXCEPT NATURAL GAS (0.7%)
$3,500              Northern Border Partners                       $   132,545
                                                                   -----------
TRANSPORTATION EQUIPMENT (1.8%)
10,400              Boeing                                             343,095
                                                                   -----------
                    Total common stocks (cost $430,927)                475,640
                                                                   -----------
PREFERRED STOCKS - CONVERTIBLE (7.1%)
DEPOSITORY INSTITUTIONS (4.1%)
5,000               Sovereign Capital Trust II, 7.500%,
                    conv into SVRN common stock                        393,000
7,500               Washington Mutual, Inc., 5.375%,
                    conv into WM common stock                          389,063
                                                                   -----------
                                                                       782,063
                                                                   -----------
INSURANCE CARRIERS (1.2%)
10,500              Travelers Property Casualty, 4.500%,
                    due 04/15/2032,
                    conv into C common stock                           240,975
                                                                   -----------
TRANSPORTATION EQUIPMENT (1.8%)
5,500               Ford Motor Co. Capital Trust II,
                    6.500%, due 01/15/2032,
                    conv into F common stock                           224,675
5,000               General Motors Corp., 5.250%,
                    due 03/06/2032,
                    conv into GM common stock                          115,500
                                                                   -----------
                                                                       340,175
                                                                   -----------
                    TOTAL PREFERRED STOCKS - CONVERTIBLE
                    (cost $1,247,275)                                1,363,213
                                                                   -----------
CONVERTIBLE BONDS (89.7%)
BUILDING MATERIALS, HARDWARE,
                    GARDEN - RETAIL (1.2%)
300,000             Lowes Companies, 0.000% (b),
                    due 02/16/2021, conv into
                    LOWO common stock                                  222,750
                                                                   -----------
BUSINESS SERVICES (13.8%)
500,000             AOL Time Warner, Inc., 0.000% (b),
                    due 12/06/2019,
                    conv into AOL common stock                         277,500
500,000             BEA Systems, Inc., 4.000%,
                    due 12/15/2006,
                    conv into BEAS common stock                        455,000
375,000             Cendant Corp., 3.000%, due 05/04/2021,
                    conv into CD common stock,
                    (a) Cost - $371,190;
                    Acquired - 01/29/2002                              371,719
250,000             Cendant Corp., 3.875%, due 11/27/2011,
                    conv into CD common stock,
                    (a) Cost - $251,565;
                    Acquired - 01/29/2002                              248,125
250,000             Computer Associates International,
                    5.000%, due 03/15/2007, conv into CA
                    common stock, (a) Cost - $250,000;
                    Acquired - 03/13/2002                              254,688
200,000             Interpublic Group, 0.000% (b),
                    due 12/14/2021, conv into IPG
                    common stock, (a) Cost - $179,750;
                    Acquired - 04/23/2002                              157,000
250,000             IOS Capital LLC, 5.000%, due 05/01/2007,
                    conv into IKN common stock,
                    (a) Cost - $254,250;
                    Acquired - 05/09/2002                              218,125
250,000             Omnicom Group, 0.000% (b),
                    due 02/07/2031,
                    conv into OMC common stock                         252,500
250,000             Symantec Corp., 3.000%, due 11/01/2006,
                    conv into STMC common stock,
                    (a) Cost - $250,000;
                    Acquired - 10/18/2001                              353,436
50,000              Young & Rubicon, Inc., 3.000%,
                    due 01/15/2005,
                    conv into WPPLN common stock                        47,750
                                                                   -----------
                                                                     2,635,843
                                                                   -----------
CHEMICALS AND ALLIED PRODUCTS (4.3%)
250,000             Amgen, Inc., 0.000% (b), due 03/01/2032,
                    conv into AMGN common stock,
                    (a) Cost - $177,933;
                    Acquired - 02/22/2002                              185,313
250,000             Gilead Sciences, Inc., 2.000%,
                    due 12/15/2007, conv into GILD
                    common stock, (a) Cost - $250,000;
                    Acquired - 12/13/2002                              258,125
50,000              IVAX Corp., 5.500%, due 05/15/2007,
                    conv into IVX common stock                          44,687
375,000             King Pharmaceuticals, Inc., 2.750%,
                    due 11/15/2021, conv into KG
                    common stock, (a) Cost - $365,625;
                    Acquired - 02/12/2002                              339,375
                                                                   -----------
                                                                       827,500
                                                                   -----------
COMMUNICATIONS BY PHONE, TELEVISION,
                    RADIO, CABLE (13.0%)
250,000             American Tower Corp., 5.000%,
                    due 02/15/2010, conv into AMT
                    common stock                                       163,125
250,000             Centurytel, Inc., 4.750%, due 08/01/2032,
                    conv into CTL common stock,
                    (a) Cost - $250,000;
                    Acquired - 08/21/2002                              290,313
200,000             Clear Channel Communications, Inc.,
                    2.625%, due 04/01/2003, conv into
                    CCU common stock                                   199,500
250,000             Cox Communications, Inc., 0.348%,
                    due 02/23/2021, conv into COX
                    common stock, (a)  Cost - $178,438;
                    Acquired - 03/27/2001                              180,938
500,000             Extreme Networks, Inc., 3.500%,
                    due 12/01/2006, conv into EXTR
                    common stock, (a) Cost - $452,813;
                    Acquired - 12/04/2001 and 03/05/2002               376,250
500,000             Nextel Communications, Inc., 5.250%,
                    due 01/15/2010, conv into NXTL
                    common stock                                       361,250
250,000             Nextel Communications, Inc., 6.000%,
                    due 06/01/2011, conv into NXTL
                    common stock                                       215,625
250,000             Spectrasite Holdings, Inc., 6.750%,
                    due 11/15/2010, conv into SITE
                    common stock (c)                                    56,250
1,100,000           Verizon Global Funding Corp.,
                    0.000% (b), due 05/15/2021,
                    conv into VZ common stock                          640,750
                                                                   -----------
                                                                     2,484,001
                                                                   -----------
COURIER SERVICES, EXCEPT AIR (2.1%)
375,000             United Parcel Service, Inc., 1.750%,
                    due 09/27/2007,
                    conv into UPS common stock                         399,375
                                                                   -----------
ELECTRIC, GAS, WATER, COGENERATION,
SANITARY SERVICES (1.7%)
500,000             AES Corp., 4.500%, due 08/15/2005,
                    conv into AES common stock                         220,625
250,000             Mirant Corp., 5.750%, due 07/15/2007,
                    conv into MIR5 common stock                        105,625
                                                                   -----------
                                                                       326,250
                                                                   -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (14.0%)
200,000             Advanced Micro Devices, 4.500%,
                    due 12/01/2007,conv into AMD
                    common stock, (a) Cost - $200,000;
                    Acquired - 11/20/2002                              226,250
250,000             Analog Devices, Inc., 4.750%,
                    due 10/01/2005,
                    conv into ADI common stock                         249,688
250,000             Burr-Brown Corp. Taxation, 4.250%,
                    due 02/15/2007,
                    conv into TXN common stock                         252,188
1,250,000           Celestica, Inc., 0.000% (b),
                    due 08/01/2020,
                    conv into CLS common stock                         579,688
350,000             Echostar Communications, 5.750%,
                    due 05/15/2008,
                    conv into DISH common stock                        317,188
250,000             LSI Logic, 4.000%, due 11/01/2006,
                    conv into LSI common stock,
                    (a) Cost - $248,438;
                    Acquired - 03/06/2002                              205,000
400,000             L-3 Communications Holdings, 5.250%,
                    due 06/01/2009,
                    conv into LLL common stock                         515,000
250,000             Nortel Networks, 4.250%, due 09/01/2008,
                    conv into NT common stock,
                    (a) Cost - $172,951;
                    Acquired - 04/09/2002                              131,875
250,000             Phototronics, Inc., 4.750%, due 12/15/2006,
                    conv into PLAB common stock,
                    (a) Cost - $250,000;
                    Acquired - 12/06/2001                              208,436
                                                                   -----------
                                                                     2,685,313
                                                                   -----------
GENERAL MERCHANDISE STORES (1.1%)
200,000             JC Penney Co., 5.000%,  due 10/15/2008,
                    conv into JCP common stock                         214,250
                                                                   -----------
HEALTH SERVICES (8.5%)
350,000             HEALTHSOUTH Corp., 3.250%,
                    due 04/01/2003,
                    conv into HRC common stock                         343,437
250,000             Lifepoint Hospital, 4.500%, due 06/01/2009,
                    conv into LPNT common stock,
                    (a) Cost - $250,000;
                    Acquired - 05/17/2002                              247,813
500,000             Res-Care, Inc., 6.000%,
                    due 12/01/2004,
                    conv into RSCR common stock                        391,875
1,000,000           Universal Health Services, Inc.,
                    0.426%, due 06/23/2020,
                    conv into UHS common stock                         640,000
                                                                   -----------
                                                                     1,623,125
                                                                   -----------
INDUSTRIAL, COMMERCIAL MACHINERY (0.7%)
250,000             Solectron Corp., 0.000% (b),
                    due 11/20/2020                                     128,125
                                                                   -----------
INSURANCE AGENTS, BROKERS (0.6%)
100,000             AON Corp, 3.500%, due 11/15/2012,
                    conv into AOC common stock,
                    (a) Cost - $100,000;
                    Acquired - 11/05/2002                              111,500
                                                                   -----------
INSURANCE CARRIERS (6.5%)
500,000             First American Corp., 4.500%,
                    due 04/15/2008, conv into FAF
                    common stock, (a) Cost - $503,125;
                    Acquired - 04/19/2001 & 06/15/2001                 528,125
250,000             The PMI Group, Inc., 2.500%,
                    due 07/15/2021, conv into PMI
                    common stock, (a) Cost - $250,000;
                    Acquired - 07/10/2001                              268,438
250,000             Radian Group, Inc., 2.250%,
                    due 01/01/2022, conv into RDN
                    common stock, (a) Cost - $250,000;
                    Acquired - 01/8/2002                               256,250
300,000             XL Capital Ltd., 0.000% (b),
                    due 05/23/2021,
                    conv into XL common stock                          191,250
                                                                   -----------
                                                                     1,244,063
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.7%)
250,000             Baxter International, Inc., 1.250%,
                    due 06/01/2021,
                    conv into BAX common stock                         248,750
250,000             Medtronic, Inc., 1.250%, due 09/15/2021,
                    conv into MDT common stock,
                    (a) Cost - $262,700;
                    Acquired - 01/15/2002                              263,125
                                                                   -----------
                                                                       511,875
                                                                   -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (4.9%)
1,000,000           Tyco International Group, 0.000% (b),
                    due 02/12/2021,
                    conv into TYC common stock                         758,750
250,000             Tyco International Group, 0.000% (b),
                    due 11/17/2020,
                    conv into TYC common stock                         180,313
                                                                   -----------
                                                                       939,063
                                                                   -----------
MOTION PICTURES (2.4%)
125,000             Liberty Media Group, 3.250%,
                    due 03/15/2031, conv into VIA/B
                    common stock, (a)  Cost - $126,390;
                    Acquired - 03/01/2001                              117,812
625,000             Liberty Media Group, 4.000%,
                    due 11/15/2029, conv into PCS
                    common stock, (a) Cost - $625,000;
                    Acquired - 11/10/1999                              339,843
                                                                   -----------
                                                                       457,655
                                                                   -----------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
250,000             Countrywide Financial Corp., 0.000% (b),
                    due 02/08/2031,
                    conv into CCR common stock                         203,125
500,000             Elan Finance, 0.000% (b),
                    due 12/14/2018,
                    conv into ELN common stock                         235,000
                                                                   -----------
                                                                       438,125
                                                                   -----------
OIL AND GAS EXTRACTION (3.8%)
375,000             Anadarko Petroleum Corp., 0.000% (b),
                    due 03/07/2020,
                    conv into APC common stock                         231,094
250,000             Kerr-McGee Corp., 5.250%,
                    due 02/15/2010,
                    conv into KMG common stock                         272,187
250,000             Transocean Sedco Forex, Inc., 1.500%,
                    due 05/15/2021,
                    conv to RIG common stock                           230,938
                                                                   -----------
                                                                       734,219
                                                                   -----------
PERSONAL SERVICES (1.4%)
300,000             Service Corp. International, 6.750%,
                    due 06/22/2008,
                    conv into SRV common stock                         269,250
                                                                   -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (3.3%)
625,000             Devon Energy Corp., 4.950%,
                    due 08/15/2008,
                    conv into CHV common stock                         632,031
                                                                   -----------
WATER TRANSPORTATION (1.4%)
250,000             Carnival Corp., 2.000%,
                    due 04/15/2021,
                    conv into CCL common stock                         263,125
                                                                   -----------
                    TOTAL CONVERTIBLE BONDS
                    (cost $17,907,261)                              17,147,438
                                                                   -----------
SHORT-TERM INVESTMENTS (25.2%)
52,000              Aim Government Tax Advantage                        52,000
4,767,076           Barclays Capital Markets,
                    Repurchase Agreement, US Agency,
                    1.250%, due 01/02/2003 (d)                       4,767,076
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (cost $4,819,076)                       4,819,076
                                                                   -----------
TOTAL INVESTMENTS (COST $24,404,539) (124.5%)                       23,805,367
                                                                   -----------
LIABILITIES, LESS OTHER ASSETS (-24.5%)                            (4,689,059)
                                                                   -----------
TOTAL NET ASSETS (100.0%)                                          $19,116,308
                                                                   ===========

---------------
(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  Zero Coupon - Bonds that make no interest payments.
(c)  Security in default.
(d)  Securities lending collateral (Note 2).

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco High Yield Fund (Class A with load) returned -3.97% for the year ended December 31, 2002.(1) This compares to -1.90% for the benchmark Merrill Lynch High Yield Master II Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The negative performance variance was attributed to the inclusion of the sales load in the return calculation. It is worth noting that the Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund would have returned 1.85%, well outperforming the aforementioned Merrill Lynch High Yield Master II Index.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     During 2002, Fund performance benefited greatly from investing in higher quality credits that were trading at extremely attractive levels relative to the high yield universe. These included names such as Sprint Capital Corp., Tyco International Ltd., AOL Time Warner, Inc., and Qwest Corp. While many of these names were facing legitimate concerns surrounding corporate governance or accounting issues, our fundamental research process enabled us to take advantage of the temporary market dislocation in these securities. All of these bonds have rallied significantly from the lows witnessed in October. In addition to these "fallen angels," Nextel Communications, Inc., Huntsman ICI Chemicals and US Industries, Inc. contributed positively to 2002 performance.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     For the year ended 2002, the Fund was most negatively impacted by levered holdings in the telecommunications and cable sectors. These included Alamosa PCS Holdings, Inc., AirGate PCS, Inc., and Rural Cellular Corp. in the wireless sector and Charter Communications Holdings, LLC in the cable space. In addition, Kaiser Aluminum Corp. and Murrin Murrin Holdings detracted from performance as asbestos litigation and a poor pricing environment weighed on the metals and mining sector.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     We are hopeful that 2003 will reward high yield investors with returns in line with historical averages of 8-12%. An improving economic backdrop should aid in strengthening the financial condition of what is generally a healthy issuer base. The quality of the issuers in the market today is better than we have seen in over five years. Unfortunately, this is largely due to the attrition of many companies who tapped the market in the ebullient times of the late 1990's and early 2000's. Record default rates over the last several years have purged the market of many of the poorly conceived and over-leveraged business plans. Although the current economic weakness continues to pressure many companies, we are heartened by their general commitment to reduce leverage.

     While we see improved results for the overall market, we expect substantial dispersion in returns throughout the market. Significant components of the market continue to trade at distressed levels and navigating the storm will continue to depend on superior credit research. Successfully identifying fundamental value in the market will again separate manager performance in 2003.


ROBERT L. COOK, CFA               THOMAS G. HAUSER, CFA
Senior Vice President, . . . . .  Vice President
Director of Research . . . . . .  Portfolio Manager
Conseco Capital Management, Inc.  Conseco Capital Management, Inc.

Robert Cook, CFA, Senior Vice President at Conseco Capital Management, Inc. ("CCM"), and Thomas G. Hauser, CFA, Vice President at CCM, co-manage the Fund, as well as help manage institutional and affiliated high-yield portfolios for CCM

Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Hauser came to CCM in 2001 from Van Kampen Investments where he comanaged High Income Trusts I and II, as well as the Van Kampen Income Trust Fund. In addition to comanaging this Fund, he assists in the management of other high-yield and CBO portfolios.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Merrill Lynch High Yield Master II Index is an unmanaged market capitalization weighted index of all domestic and Yankee high yield bonds.

--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND
(UNAUDITED)

Growth  of  $10,000


                  CONSECO             ML
              HIGH YIELD FUND     HIGH YIELD
DATE          (CLASS A SHARES)  MASTER II INDEX
Dec 31, 97 .           9425.07            10000
Jan 30, 98 .           9686.62            10159
Feb 27, 98 .           9918.38         10200.65
Mar 31, 98 .          10194.84         10297.56
Apr 30, 98 .          10309.39         10341.84
May 29, 98 .          10338.13         10403.89
Jun 30, 98 .          10458.23         10457.99
Jul 31, 98 .          10559.72         10524.92
Aug 31, 98 .           9845.04          9993.41
Sep 30, 98 .           9876.88         10019.39
Oct 30, 98 .           9479.73          9805.98
Nov 30, 98 .            9971.6         10314.91
Dec 31, 98 .          10043.22         10296.34
Jan 29, 99 .          10348.83         10435.35
Feb 26, 99 .          10436.44         10364.39
Mar 31, 99 .          10546.91         10484.61
Apr 30, 99 .          10819.65         10676.48
May 28, 99 .          10568.78         10578.26
Jun 30, 99 .          10557.96         10551.81
Jul 30, 99 .           10652.2         10565.53
Aug 31, 99 .          10508.06         10453.53
Sep 30, 99 .          10504.87         10411.72
Oct 29, 99 .          10587.73          10355.5
Nov 30, 99 .          10835.64         10490.12
Dec 31, 99 .          10950.08         10553.06
Jan 31, 2000          10894.52         10516.12
Feb 29, 2000          11062.21         10538.21
Mar 31, 2000          10893.88          10383.3
Apr 28, 2000          10607.82          10383.3
May 31, 2000          10220.95         10252.47
Jun 30, 2000          10619.07         10450.34
Jul 31, 2000          10666.97         10506.77
Aug 31, 2000          10580.05         10609.74
Sep 29, 2000          10522.37         10518.49
Oct 31, 2000          10304.09            10184
Nov 30, 2000           9583.45          9793.96
Dec 29, 2000           9773.99         10017.26
Jan 31, 2001          10339.75         10651.35
Feb 28, 2001          10435.59         10813.25
Mar 30, 2001          10252.95         10596.99
Apr 30, 2001           10137.2         10452.87
May 31, 2001          10260.48         10636.84
Jun 29, 2001          10071.32         10357.09
Jul 31, 2001           10165.4         10525.91
Aug 31, 2001          10305.38         10609.07
Sep 28, 2001           9538.32          9875.98
Oct 31, 2001           9839.52         10192.01
Nov 30, 2001          10205.02         10550.77
Dec 31, 2001          10241.35         10467.42
Jan 31, 2002          10234.38         10524.99
Feb 28, 2002          10060.07         10386.06
Mar 28, 2002          10404.07         10647.79
Apr 30, 2002          10479.77         10818.15
May 31, 2002          10484.67         10735.93
Jun 28, 2002           9702.57          9904.97
Jul 31, 2002           9455.53          9520.66
Aug 30, 2002           9576.92          9758.68
Sep 30, 2002           9273.59          9606.44
Oct 31, 2002           9456.74          9525.75
Nov 29, 2002          10261.21         10121.11
Dec 31, 2002          10430.59         10268.87

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 12/31/02. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/02)

                      INCEPTION                        SINCE
                         DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------------
High Yield A . . . .  01/02/1998   -3.97%     0.85%       0.85%
High Yield B . . . .  02/19/1998   -3.07%       n/a       0.33%
High Yield C . . . .  02/19/1998   -0.46%       n/a       0.36%
High Yield Y . . . .  03/02/1998    2.64%       n/a       1.56%
MLHY Master II Index  01/02/1998   -1.90%     0.53%       0.53%

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002




SHARES OR
PRINCIPAL
AMOUNT                                                                          VALUE
-------------------------------------------------------------------------------------

COMMON STOCKS (0.6%)

INDUSTRIAL, COMMERCIAL MACHINERY,
COMPUTER EQUIPMENT (0.6%)
    53,971 Dictaphone Corp. (f). . . . . . . . . . . . . . . . . . . . . . .  $  594,221
                                                                              ----------
           Total common stocks (cost $4,044,163) . . . . . . . . . . . . . .     594,221
                                                                              ----------

PRIVATE PLACEMENT WARRANTS (0.0%)

CHEMICALS AND ALLIED PRODUCTS (0.0%)
       945 Solutia, Inc., expire 07/15/2009,
           (Cost - $0; Acquired -
           10/31/2002) (f) . . . . . . . . . . . . . . . . . . . . . . . . .      28,350
                                                                              ----------

INDUSTRIAL, COMMERCIAL MACHINERY
COMPUTER EQUIPMENT (0.0%)
    48,724 Dictaphone Corp., expire 03/28/2006,
           (Cost - $0; Acquired - 08/08/2002). . . . . . . . . . . . . . . .          49
                                                                              ----------

           Total warrants  (cost $0) . . . . . . . . . . . . . . . . . . . .      28,399
                                                                              ----------

CORPORATE BONDS (79.7%)

AMUSEMENT AND RECREATION SERVICES (4.0%)
  $775,000 Boca Resorts, Inc., 9.875%,
           due 04/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . .     809,875
   500,000 Premier Parks, Inc., 9.750%,
           due 06/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . .     487,500
 1,125,000 Six Flags, Inc., 8.875%,
           due 02/01/2010, (a) Cost - $996,440;
           Acquired - 02/01/2002 . . . . . . . . . . . . . . . . . . . . . .   1,063,125
 1,060,000 Trump Atlantic City Associates,
           11.250%, due 05/01/2006 . . . . . . . . . . . . . . . . . . . . .     832,100
   945,000 Venetian Casino, 11.000%,
           due 06/15/2010, (a) Cost - $945,000;
           Acquired - 05/22/2002 . . . . . . . . . . . . . . . . . . . . . .     992,250
                                                                              ----------
                                                                               4,184,850
                                                                              ----------

APPAREL AND OTHER FINISHED PRODUCTS (1.7%)
   410,000 Levi Strauss & Co., 11.625%,
           due 01/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . .     402,825
 1,055,000 Levi Strauss & Co., 12.250%,
           due 12/15/2012, (a) Cost - $1,040,030;
           Acquired - 11/26/2002 . . . . . . . . . . . . . . . . . . . . . .   1,039,175
   370,000 Rexnord Corp., 10.125%,
           due 12/15/2012, (a) Cost - $370,000;
           Acquired - 11/19/2002 . . . . . . . . . . . . . . . . . . . . . .     381,100
                                                                              ----------
                                                                               1,823,100
                                                                              ----------

BUSINESS SERVICES (3.3%)
 1,535,000 AOL Time Warner, Inc., 9.125%,
           due 01/15/2013. . . . . . . . . . . . . . . . . . . . . . . . . .   1,804,056
   880,000 H&E Equipment/Finance, 11.125%,
           due 06/15/2012, (a) Cost - $873,514;
           Acquired - 06/03/2002 . . . . . . . . . . . . . . . . . . . . . .     664,400
   900,000 IPC Acquisition Corp., 11.500%,
           due 12/15/2009, (a) Cost - $903,750;
           Acquired - 12/14/2001 . . . . . . . . . . . . . . . . . . . . . .     778,500
   235,000 Lamar Media Corp., 7.250%,
           due 01/01/2013, (a) Cost - $235,000;
           Acquired - 12/17/2002 . . . . . . . . . . . . . . . . . . . . . .     239,994
                                                                              ----------
                                                                               3,486,950
                                                                              ----------

CHEMICALS AND ALLIED PRODUCTS (4.8%)
1,355,000 Athena Neuro Fin LLC, 7.250%,
           due 02/21/2008. . . . . . . . . . . . . . . . . . . . . . . . . .  $  745,250
   470,000 Huntsman ICI Chemicals, 10.125%,
           due 07/01/2009. . . . . . . . . . . . . . . . . . . . . . . . . .     392,450
   470,000 Huntsman ICI Chemicals, 0.000% (d),
           due 12/31/2009 (c). . . . . . . . . . . . . . . . . . . . . . . .     108,100
   700,000 Lyondell Chemical Co., 10.875%,
           due 05/01/2009. . . . . . . . . . . . . . . . . . . . . . . . . .     602,000
   710,000 Lyondell Chemical Co., 11.125%,
           due 07/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . .     702,900
 1,040,000 Polyone Corp., 8.875%,
           due 05/01/2012. . . . . . . . . . . . . . . . . . . . . . . . . .     885,578
   330,000 Solutia, Inc., 6.720%,
           due 10/15/2037. . . . . . . . . . . . . . . . . . . . . . . . . .     249,563
   945,000 Solutia, Inc., 11.250%,
           due 07/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . .     799,706
   825,000 Witco Corp., 6.875%,
           due 02/01/2026. . . . . . . . . . . . . . . . . . . . . . . . . .     569,332
                                                                              ----------
                                                                               5,054,879
                                                                              ----------

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (18.2%)
 2,110,000 AirGate PCS, Inc.,
           STEP (b) 0.000%/13.500%,
           due 10/01/2009 (c). . . . . . . . . . . . . . . . . . . . . . . .     242,650
   500,000 AT&T Wireless Services, Inc. 8.125%,
           due 05/01/2012. . . . . . . . . . . . . . . . . . . . . . . . . .     503,476
 1,100,000 American Tower Corp., 5.000%,
           due 02/15/2010. . . . . . . . . . . . . . . . . . . . . . . . . .     717,750
 4,500,000 Charter Communications Holdings, LLC,
           STEP (b) 0.000% / 13.500%,
           due 01/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . .   1,192,500
   880,000 Charter Communications Holdings, LLC,
           STEP (b) 0.000% / 11.750%,
           due 01/15/2010. . . . . . . . . . . . . . . . . . . . . . . . . .     264,000
   660,000 Crown Castle International Corp.,
           9.375%, due 08/01/2011. . . . . . . . . . . . . . . . . . . . . .     551,100
 1,100,000 EchoStar DBS Corp., 9.375%,
           due 02/01/2009. . . . . . . . . . . . . . . . . . . . . . . . . .   1,168,750
 1,130,000 Fairpoint Communications, 12.500%,
           due 05/01/2010. . . . . . . . . . . . . . . . . . . . . . . . . .     819,250
 1,500,000 Insight Communications, Inc.,
           STEP (b) 0.000% / 12.25%,
           due 02/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . .     834,375
   705,000 Intermedia Communications, Series B,
           8.600%, due 06/01/2008 (c). . . . . . . . . . . . . . . . . . . .     285,525
 1,325,000 Madison River Capital, LLC,
           13.250%, due 03/01/2010 . . . . . . . . . . . . . . . . . . . . .     761,875
 1,375,000 Nextel Communications, Inc.,
           STEP (b) 0.000%/9.950%,
           due 02/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . .   1,265,000
 2,385,000 Qwest Capital Funding, Inc.,
           7.250%, due 02/15/2011. . . . . . . . . . . . . . . . . . . . . .   1,538,325
 1,795,000 Qwest Capital Funding, Inc.,
           6.875%, due 07/15/2028. . . . . . . . . . . . . . . . . . . . . .     996,225
   600,000 Qwest Corp., 8.875%,
           due 03/15/2012, (a) Cost - $585,000;
           Acquired 11/26/2002 . . . . . . . . . . . . . . . . . . . . . . .     585,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002


SHARES OR
PRINCIPAL
AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (CONT.)
465,000 Sinclair Broadcast Group, 8.000%,
           due 03/15/2012, (a) Cost - $478,948;
           Acquired - 12/17/2002 . . . . . . . . . . . .  $   487,088
 1,000,000 Spectasite Holdings, STEP (b)
           0.000%/11.250%, 04/15/2009 (c). . . . . . . .      305,000
 1,600,000 Spectasite Holdings, STEP (b)
           0.000%/11.250%, 03/15/2010 (c). . . . . . . .      424,000
 1,000,000 Sprint Capital Corp., 6.000%,
           due 01/15/2007. . . . . . . . . . . . . . . .      945,997
 1,800,000 Sprint Capital Corp., 8.750%,
           due 03/15/2032. . . . . . . . . . . . . . . .    1,715,207
 1,339,000 TeleCorp PCS, Inc., STEP (b)
           0.000%/11.625%, due 04/15/2009. . . . . . . .    1,268,703
   499,000 TeleCorp PCS, Inc., 10.625%,
           due 07/15/2010. . . . . . . . . . . . . . . .      538,920
 1,100,000 Telus Corp., 7.500%,
           due 06/01/2007. . . . . . . . . . . . . . . .    1,072,500
 1,410,000 Worldcom, Inc., 6.400%,
           due 08/15/2005 (c). . . . . . . . . . . . . .      338,400
 1,880,000 Worldcom, Inc., 6.950%,
           due 08/15/2028 (c). . . . . . . . . . . . . .      451,200
   990,000 XO Communications, Inc.,
           10.750%, due 11/15/2008 (c) . . . . . . . . .        6,188
                                                           ----------
                                                           19,279,004
                                                           ----------

EATING AND DRINKING PLACES (0.7%)
   925,000 Advantica Restaurant Group, Inc.,
           11.250%, due 01/15/2008 . . . . . . . . . . .      707,625
                                                           ----------

ELECTRIC, GAS, WATER, COGENERATION,
Sanitary Services  (3.4%)
   940,000 AES Corp, 8.750%,
           due 06/15/2008. . . . . . . . . . . . . . . .      554,600
   670,000 Allied Waste North America, 7.875%,
           due 01/01/2009. . . . . . . . . . . . . . . .      663,300
   980,000 Browning - Ferris, 7.400%,
           due 9/15/2035 . . . . . . . . . . . . . . . .      805,426
 1,100,000 Calpine Corp., 8.750%,
           due 07/15/2007. . . . . . . . . . . . . . . .      484,000
   400,000 Citizens Communications, 9.250%,
           due 05/15/2011. . . . . . . . . . . . . . . .      477,268
   560,000 El Paso Energy Partners, 10.625%,
           due 12/01/2012, (a) Cost - $555,755;
           Acquired - 11/22/2002 . . . . . . . . . . . .      575,400
                                                           ----------
                                                            3,559,994
                                                           ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (3.7%)
   370,000 Advanced Lighting Techs, 8.000%,
           due 03/15/2008 (c). . . . . . . . . . . . . .      138,750
 1,000,000 Alamosa Delaware, Inc., 13.625%,
           due 08/15/2011. . . . . . . . . . . . . . . .      335,000
   870,000 Alamosa PCS Holdings, Inc., STEP (b)
           0.000%/12.875%, due 02/15/2010 (c). . . . . .      160,950
 1,760,000 Celestica, Inc., 0.000% (d),
           due 08/01/2020. . . . . . . . . . . . . . . .      816,200
 1,305,000 Nortel Networks, 6.125%,
           due 02/15/2006. . . . . . . . . . . . . . . .      880,875
   880,000 Nortel Networks, 6.875%,
           due 09/01/2023. . . . . . . . . . . . . . . .      453,200
 1,160,000 Sanmina Corp., 10.375%,
           due 01/15/2010, (a) Cost - $1,160,000;
           Acquired - 12/18/2002 . . . . . . . . . . . .  $ 1,177,400
                                                          -----------
                                                            3,962,375
                                                          -----------

FABRICATED METAL PRODUCTS (1.4%)
   740,000 Bway Corp., 10.000%, due 10/15/2010,
           (a) Cost - $740,000;
           Acquired - 11/21/2002 . . . . . . . . . . . .      771,450
 1,140,000 Park-Ohio Industries, Inc. 9.250%,
           due 12/01/2007. . . . . . . . . . . . . . . .      746,700
                                                          -----------
                                                            1,518,150
                                                          -----------

FOOD AND KINDRED PRODUCTS (0.6%)
   930,000 Eagle Family Foods Co., 8.750%,
           due 01/15/2008. . . . . . . . . . . . . . . .      637,050
                                                          -----------

HEALTH SERVICES (4.5%)
 1,105,000 HEALTHSOUTH Corp., 10.750%,
           due 10/01/2008. . . . . . . . . . . . . . . .      939,250
   810,000 HEALTHSOUTH Corp., 8.500%,
           due 02/01/2008. . . . . . . . . . . . . . . .      700,650
   490,000 Hudson Respiratory Care, Inc., 9.125%,
           due 04/15/2008. . . . . . . . . . . . . . . .      232,750
 1,130,000 Iasis Healthcare Corp., 13.000%,
           due 10/15/2009. . . . . . . . . . . . . . . .    1,209,100
   830,000 Res-Care, Inc., 10.625%,
           due 11/15/2008. . . . . . . . . . . . . . . .      610,050
 1,200,000 Tenet Healthcare Corp., 6.500%,
           due 06/01/2012. . . . . . . . . . . . . . . .    1,088,213
                                                          -----------
                                                            4,780,013
                                                          -----------

HOTELS, OTHER LODGING PLACES (0.8%)
   200,000 Vail Resorts, Inc., 8.750%,
           due 05/15/2009. . . . . . . . . . . . . . . .      206,000
   675,000 Vail Resorts, Inc., 8.750%, due 05/15/2009,
           (a) Cost - $637,875;
           Acquired - 10/11/2001 . . . . . . . . . . . .      695,250
                                                          -----------
                                                              901,250
                                                          -----------

INDUSTRIAL, COMMERCIAL MACHINERY,
COMPUTER EQUIPMENT (2.5%)
 1,650,000 Cummins Engine, Inc., 5.650%,
           due 03/01/2098. . . . . . . . . . . . . . . .      948,750
   370,000 Grant Prideco Escrow, 9.000%,
           due 12/15/2009, (a) Cost - $370,000;
           Acquired - 11/25/2002 . . . . . . . . . . . .      386,650
 1,105,000 Soletron Corp., 0.000% (d),
           due 11/20/2020. . . . . . . . . . . . . . . .      566,313
1,000,000 Unova, Inc., 7.000%,
          due 03/15/2008 . . . . . . . . . . . . . . . .      795,000
                                                          -----------
                                                            2,696,713
                                                          -----------

LEATHER AND LEATHER PRODUCTS (0.9%)
 1,175,000 Samsonite Corp., 10.750%,
           due 06/15/2008. . . . . . . . . . . . . . . .      957,625
                                                          -----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (2.1%)
 1,000,000 Georgia-Pacific Corp., 9.500%,
           due 12/01/2011. . . . . . . . . . . . . . . .      985,000
 1,585,000 Georgia-Pacific Corp., 7.750%,
           due 11/15/2029. . . . . . . . . . . . . . . .    1,299,700
                                                          -----------
                                                            2,284,700
                                                          -----------


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  HIGH  YIELD  FUND


SHARES OR
PRINCIPAL
AMOUNT                                                    VALUE
--------------------------------------------------------------------------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.8%)
$  845,000 Universal Hospital Services, Inc.,
           10.250%, due 03/01/2008 . . . . . . . . . .  $  804,863
                                                       -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES (2.4%)
   710,000 Tyco International Group, 6.875%,
           due 01/15/2029. . . . . . . . . . . . . . .     631,855
 1,990,000 Tyco International Ltd., 6.375%,
           due 10/15/2011. . . . . . . . . . . . . . .   1,864,304
                                                       -----------
                                                         2,496,159
                                                       -----------

MISCELLANEOUS RETAIL (0.4%)
  400,000 Toys R Us, 7.625%,
          due 08/01/2011 . . . . . . . . . . . . . . .     396,753
                                                       -----------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.1%)
  705,000 Fairfax Financial Holdings, 7.375%,
          due 04/15/2018 . . . . . . . . . . . . . . .     427,260
  950,000 Ford Motor Credit Corp., 7.600%,
          due 08/01/2005 . . . . . . . . . . . . . . .     970,552
  600,000 Household Finance Corp., 8.000%,
          due 05/09/2005 . . . . . . . . . . . . . . .     648,360
  219,000 Household International., 7.000%,
          due 05/15/2012 . . . . . . . . . . . . . . .     240,285
                                                       -----------
                                                         2,286,457
                                                       -----------

OIL AND GAS EXTRACTION (0.5%)
  705,000 Dynegy Holdings, Inc., 6.750%,
          due 12/15/2005 . . . . . . . . . . . . . . .     260,850
  880,000 Dynegy Holdings, Inc., 7.125%,
          due 05/15/2018 . . . . . . . . . . . . . . .     272,800
                                                       -----------
                                                           533,650
                                                       -----------

PAPER AND ALLIED PRODUCTS (0.8%)
  880,000 Abitibi Consolidated, Inc., 7.500%,
          due 04/01/2028 . . . . . . . . . . . . . . .     834,709
                                                       -----------

PERSONAL SERVICES (1.3%)
  470,000 Service Corp. International, 6.500%,
          due 03/15/2008 . . . . . . . . . . . . . . .     423,000
  970,000 Service Corp. International, 6.000%,
          due 12/15/2005 . . . . . . . . . . . . . . .     916,650
                                                       -----------
                                                         1,339,650
                                                       -----------

PRIMARY METAL INDUSTRIES (0.5%)
  780,000 Kaiser Aluminum Corp., 12.750%,
          due 02/01/2003 (c) . . . . . . . . . . . . .      62,400
  483,000 NS Group, Inc., 13.500%,
          due 07/15/2003 . . . . . . . . . . . . . . .     485,415
                                                       -----------
                                                           547,815
                                                       -----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (5.5%)
  230,000 Dex Media East, 9.875%,
          due 11/15/2009, (a) Cost - $230,000;
          Acquired - 10/30/2002. . . . . . . . . . . .     247,250
  805,000 Dex Media East, 12.125%,
          due 11/15/2012, (a) Cost - $805,000;
          Acquired - 10/30/2002. . . . . . . . . . . .     895,563
  600,000 Hollinger International Publishing, 9.000%,
          due 12/15/2010, (a) Cost - $600,000;
          Acquired - 12/16/2002. . . . . . . . . . . .     608,250
  845,000 Mail-Well, Inc., 9.625%,
          due 03/15/2012,  (a) Cost - $797,825;
          Acquired - 03/08/2002 and 10/30/2002 . . . .     756,275
1,050,000 Quebecor Media, Inc., 11.125%,
          due 07/15/2011 . . . . . . . . . . . . . . .     972,563
  720,000 R.H. Donnelley Financial Corp., 8.875%,
          due 12/15/2010, (a) Cost - $720,000;
          Acquired - 11/26/2002. . . . . . . . . . . .     774,000
1,440,000 R.H. Donnelley Financial Corp., 10.875%,
          due 12/15/2012, (a) Cost - $1,440,000;
          Acquired - 11/26/2002. . . . . . . . . . . .   1,576,800
                                                       -----------
                                                         5,830,701
                                                       -----------

RAILROAD TRANSPORTATION (0.7%)
  795,000 TFM SA DE CV, STEP (b)
          0.000%/11.750%, due 06/15/2009 . . . . . . .     781,088
                                                       -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.8%)
 800,000  Host Marriott LP, 9.500%,
          due 01/15/2007 . . . . . . . . . . . . . . .     816,000
  400,000 ISTAR Financial, Inc., 8.750%,
          due 08/15/2008 . . . . . . . . . . . . . . .     426,163
  400,000 JDN Realty Corp., 6.800%,
          due 04/01/2004 . . . . . . . . . . . . . . .     390,268
  875,000 JDN Realty Corp., 6.950%,
          due 08/01/2007 . . . . . . . . . . . . . . .     779,271
1,060,000 RFS Partnership, 9.750%,
          due 03/01/2012, (a) Cost - $1,060,000;
          Acquired - 02/21/2002. . . . . . . . . . . .   1,087,825
  500,000 Senior Housing Trust, 8.625%,
          01/15/2012 . . . . . . . . . . . . . . . . .     495,000
                                                       -----------
                                                         3,994,527
                                                       -----------

TRANSIT & PASSENGER TRANSPORTATION (1.9%)
4,000,000 Laidlaw, Inc., 7.650%,
          due 05/15/2006 (c) . . . . . . . . . . . . .   1,980,000
                                                       -----------

TRANSPORTATION BY AIR (1.5%)
1,125,000 Amtran, Inc., 10.500%,
          due 08/01/2004 . . . . . . . . . . . . . . .     472,500
  865,000 Delta Air Lines, 8.300%,
          due 12/15/2029 . . . . . . . . . . . . . . .     511,444
1,420,000 US Airways, Inc., 9.820%,
          due 01/01/2013 (c) . . . . . . . . . . . . .     571,444
                                                       -----------
                                                         1,555,388
                                                       -----------

TRANSPORTATION EQUIPMENT (1.7%)
  930,000 K & F Industries, 9.625%, due 12/15/2010,
          (a) Cost - $930,000;
          Acquired 12/13/2002. . . . . . . . . . . . .     950,925
  800,000 SPX Corp., 7.500%, due 01/01/2013. . . . . .     815,000
                                                       -----------
                                                         1,765,925
                                                       -----------

WATER TRANSPORTATION (1.6%)
  910,000 P & O Princess Cruises, 7.875%,
          due 06/01/2027 . . . . . . . . . . . . . . .     885,895
1,130,000 Royal Caribbean Cruises, 7.500%,
          due 10/15/2027 . . . . . . . . . . . . . . .     836,200
                                                       -----------
                                                         1,722,095
                                                       -----------

WHOLESALE TRADE - DURABLE GOODS (0.8%)
1,065,000 Remington Product Co., LLC, 11.000%,
          due 05/15/2006 . . . . . . . . . . . . . . .     879,956
                                                       -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  HIGH  YIELD  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002


SHARES OR
PRINCIPAL
AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

WHOLESALE TRADE - NON-DURABLE GOODS (0.8%)
800,000 Terra Capital, Inc., 12.875%,
           due 10/15/2008 . . . . . . . . . . . . . . . .  $     864,000
                                                           -------------
           TOTAL CORPORATE BONDS
           (cost $93,048,806) . . . . . . . . . . . . . .     84,448,014
                                                           -------------

INTERNATIONAL/YANKEE
(U.S. $DENOMINATED) (1.8%)
   810,000 Alliance Atlantis Communications, Inc.,
           13.000%, due 12/15/2009. . . . . . . . . . . .        886,950
    75,000 CanWest Media, Inc., 10.625%,
           due 05/15/2011 . . . . . . . . . . . . . . . .        831,188
   875,000 Murrin Murrin Holdings, 9.375%,
           due 08/31/2007(c). . . . . . . . . . . . . . .        214,375
                                                           -------------
           TOTAL INTERNATIONAL/YANKEE
           (cost $2,338,859). . . . . . . . . . . . . . .      1,932,513
                                                           -------------

PREFERRED STOCKS (5.0%)

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (5.0%)
         9 Broadwing Communications,
           Series B, 12.500%. . . . . . . . . . . . . . .            835
    18,578 CSC Holdings, Inc., 11.125%, Series M. . . . .      1,732,398
     1,961 Crown Castle International Corp.,
           PIK (b), 12.750% . . . . . . . . . . . . . . .      1,338,401
           1 Intermedia Communications, Inc.,
           Series B, 13.500%. . . . . . . . . . . . . . .             50
     2,067 Nextel Communications, Inc.,
           Series D, PIK (b), 13.000% . . . . . . . . . .      1,906,916
    0.1819 Nextel Communications, Inc.,
           Series D, PIK (b), 11.125% . . . . . . . . . .            160
     1,052 Rural Cellular Corp.,
           Series B, PIK (b), 11.375% . . . . . . . . . .        265,752
                                                           -------------
                                                               5,244,512
                                                           -------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.0%)
           0.39 River Holding Corp., Series B . . . . . .              4
                                                           -------------
           TOTAL PREFERRED STOCK
           (cost $5,301,197). . . . . . . . . . . . . . .      5,244,516
                                                           -------------

VARIABLE RATE BONDS AND CDS (7.6%)
   750,000 Bank of America Corp.,
           2.110%, due 10/22/2004 (e) . . . . . . . . . .        755,329
   750,000 Bank One Corp.,
           2.040%, due 07/25/2005 (e) . . . . . . . . . .        752,933
   750,000 Caterpillar Financial Service Corp.,
           1.570%, due 05/28/2004 (e) . . . . . . . . . .        750,847
   750,000 Citigroup, Inc.,
           1.930%, due 07/26/2004 (e) . . . . . . . . . .        752,614
   750,000 Credit Suisse First Boston (USA), Inc.,
           1.730%, due 07/05/2005 (e) . . . . . . . . . .        753,340
 1,000,000 Deutsche Bank AG Yankee CD,
           1.440%, due 06/28/2004 (e) . . . . . . . . . .        999,937
   750,000 HBOS Treasury Services, PLC,
           1.450%, due 05/28/2004 (e) . . . . . . . . . .        751,002
 1,000,000 Lehman Brothers Holdings,
           1.760%, due 09/20/2004 (e) . . . . . . . . . .      1,000,565
   750,000 Southtrust Bank, National Association,
           1.500%, due 05/24/2004 (e) . . . . . . . . . .        751,044
   750,000 Toyota Motor Credit Corp.,
           1.490%, due 07/19/2005 (e) . . . . . . . . . .        750,404
                                                           -------------
           TOTAL VARIABLE RATE BONDS AND CDS
           (cost $8,018,015). . . . . . . . . . . . . . .      8,018,015
                                                           -------------

SHORT-TERM INVESTMENTS (18.4%)
 5,549,000 Nations Cash Reserve . . . . . . . . . . . . .      5,549,000
 5,549,000 Aim Government Tax Advantage                        5,549,000
 8,410,857 Barclays Capital Markets,
           REPURCHASE AGREEMENT, US AGENCY,
           1.250%, due 01/02/2003 (e) . . . . . . . . . .      8,410,857
                                                           -------------
           TOTAL SHORT-TERM INVESTMENTS
           (cost $19,508,857) . . . . . . . . . . . . . .     19,508,857
                                                           -------------
           TOTAL INVESTMENTS COST $132,259,897) (113.1%).    119,774,535
                                                           -------------
           LIABILITIES, LESS OTHER ASSETS (-13.1%) . . .     (13,875,756)
                                                           -------------
           TOTAL NET ASSETS (100.0%). . . . . . . . . . .  $ 105,898,779
                                                           -------------
                                                           -------------

--------------------------------------------------------------------------------

(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b)  PIK  -  Payment  In  Kind.
     STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c)  Security  in  default.
(d)  Zero  Coupon  -  Bonds  that  make  no  interest  payments.
(e)  Securities  lending  collateral  (Note  2).
(f) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND

PORTFOLIO  MANAGER  REVIEW  (UNAUDITED)

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Fixed Income Fund (Class A with load) returned -0.11% for the year ended December 31, 2002.(1) This compares to 10.26% for the benchmark Lehman Brothers Aggregate Bond Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The equity markets got clobbered in 2002 as investors searched for a technical bottom and potential turnaround. The S&P 500 lost 22% for the year. The NASDAQ 100 lost 38% for the year. Corporate bonds underperformed similar-duration Treasuries by 2.45% in 2002 due to: sympathy with equities, widespread ratings downgrades, uncertain prospects for the economy, and lack of access to the capital markets. "BBB"-rated industrial spreads ballooned from 150 basis points at the beginning of 2002 to 274 basis points and the end of the year.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     Some of the holdings that enhanced the Fund's performance were CIT Group Holdings, Health Care REIT, Inc., Regency Centers, LP, Tyco International Group, RenaissanceRe Holdings, Ltd., Tele-Communications, Inc., MBNA Corp., Household Finance Corp. and Union Planters Bank.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The major detractors from performance were Worldcom, Inc., Dynegy-Roseton Danskamme, Calpine Corp., PSEG Energy Holdings, AT&T Wireless Services, Inc. and Sprint Capital Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  NEXT  FISCAL  YEAR?

     We remain cautious with the current Geo-political risks. We believe the next move of the Federal Reserve is to increase interest rates as the Geo-political risk eventually decreases and as the economy recovers. As we see signs of recovery in the economy and a clearer direction regarding the current situations with Iraq, North Korea and Venezuela, we will look to move the structure of the portfolio to take advantage of these changes. We will begin to lighten our exposure to structured products as well as Treasuries and cash, which have been strong performers. With the continued weakness in corporate bonds, we believe that there will be tremendous opportunity to selectively add names to the portfolio as the economic situation begins to improve.

GREGORY  J.  HAHN,  CFA
Chief  Investment  Officer
Conseco  Capital  Management,  Inc.

Gregory J. Hahn, CFA, is the portfolio manager for this Fund, as well as $2 billion in institutional fixed-income accounts.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco
     Fixed Income Fund is 5.00% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general.

--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND
(UNAUDITED)

GROWTH  OF  $10,000




                  CONSECO        LEHMAN BROTHERS
             FIXED INCOME FUND      AGGREGATE
DATE         (CLASS A SHARES)       BOND INDEX
1/2/97 . .  $          9,496.68  $      10,000.00
1/31/97. .  $          9,572.65  $      10,031.00
2/28/97. .  $          9,610.75  $      10,056.08
3/31/97. .  $          9,515.03  $       9,944.46
4/30/97. .  $          9,582.37  $      10,093.62
5/30/97. .  $          9,688.84  $      10,189.51
6/30/97. .  $          9,820.17  $      10,310.77
7/31/97. .  $         10,088.61  $      10,589.16
8/29/97. .  $          9,990.47  $      10,499.15
9/30/97. .  $         10,133.48  $      10,653.49
10/31/97 .  $         10,252.23  $      10,807.96
11/28/97 .  $         10,295.03  $      10,857.68
12/31/97 .  $         10,320.02  $      10,967.34
1/30/98. .  $         10,455.51  $      11,107.72
2/27/98. .  $         10,473.94  $      11,098.84
3/31/98. .  $         10,554.20  $      11,136.57
4/30/98. .  $         10,616.22  $      11,194.48
5/29/98. .  $         10,720.20  $      11,300.83
6/30/98. .  $         10,782.83  $      11,396.89
7/31/98. .  $         10,814.29  $      11,420.82
8/31/98. .  $         10,877.54  $      11,606.98
9/30/98. .  $         11,004.63  $      11,878.58
10/30/98 .  $         10,924.81  $      11,815.63
11/30/98 .  $         11,058.43  $      11,882.98
12/31/98 .  $         11,101.38  $      11,918.63
1/29/99. .  $         11,220.98  $      12,003.25
2/26/99. .  $         11,044.15  $      11,793.19
3/31/99. .  $         11,126.33  $      11,858.05
4/30/99. .  $         11,160.44  $      11,896.00
5/28/99. .  $         11,039.34  $      11,791.31
6/30/99. .  $         10,979.31  $      11,753.58
7/30/99. .  $         10,979.76  $      11,704.22
8/31/99. .  $         10,949.00  $      11,698.37
9/30/99. .  $         11,032.30  $      11,834.07
10/29/99 .  $         11,063.63  $      11,877.85
11/30/99 .  $         11,099.67  $      11,876.66
12/31/99 .  $         11,071.04  $      11,819.66
1/31/2000.  $         11,040.89  $      11,780.65
2/29/2000.  $         11,160.75  $      11,923.20
3/31/2000.  $         11,293.98  $      12,080.58
4/28/2000.  $         11,254.90  $      12,045.55
5/31/2000.  $         11,190.41  $      12,039.53
6/30/2000.  $         11,466.74  $      12,289.95
7/31/2000.  $         11,584.62  $      12,401.79
8/31/2000.  $         11,762.80  $      12,581.61
9/29/2000.  $         11,842.73  $      12,660.88
10/31/2000  $         11,880.95  $      12,744.44
11/30/2000  $         12,026.52  $      12,953.45
12/29/2000  $         12,211.25  $      13,194.38
1/31/2001.  $         12,460.71  $      13,409.45
2/28/2001.  $         12,578.21  $      13,526.11
3/30/2001.  $         12,650.96  $      13,593.74
4/30/2001.  $         12,707.47  $      13,536.65
5/31/2001.  $         12,849.78  $      13,617.87
6/29/2001.  $         12,891.08  $      13,669.62
7/31/2001.  $         13,191.22  $      13,975.82
8/31/2001.  $         13,349.23  $      14,136.54
9/28/2001.  $         13,351.01  $      14,300.52
10/31/2001  $         13,590.76  $      14,599.40
11/30/2001  $         13,389.02  $      14,397.93
12/31/2001  $         13,269.61  $      14,305.79
1/31/2002.  $         13,362.94  $      14,421.66
2/28/2002.  $         13,431.98  $      14,561.55
3/28/2002.  $         13,303.89  $      14,319.83
4/30/2002.  $         13,454.04  $      14,597.64
5/31/2002.  $         13,549.84  $      14,721.72
6/28/2002.  $         13,409.32  $      14,849.79
7/31/2002.  $         13,091.93  $      15,029.48
8/30/2002.  $         13,429.58  $      15,283.48
9/30/2002.  $         13,455.98  $      15,531.07
10/31/2002  $         13,409.61  $      15,459.62
11/29/2002  $         13,679.51  $      15,454.99
12/31/2002  $         13,946.29  $      15,774.91

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through12/31/02. Past performance does not guarantee future results.

--------------------------------------------------------------------------------
AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  12/31/02)


                INCEPTION                        SINCE
                   DATE     1 YEAR   5 YEARS   INCEPTION
---------------------------------------------------------
Fixed Income A  01/02/1997   -0.11%     5.13%       5.70%
Fixed Income B  03/20/1998   -0.32%       n/a       5.26%
Fixed Income C  03/05/1998    2.69%       n/a       5.66%
Fixed Income Y  01/02/1997    5.75%     6.86%       7.24%
LBA Index. . .  01/02/1997   10.26%     7.54%       7.89%

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002


SHARES OR
PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (59.7%)

BUSINESS SERVICES (1.2%)
290,000 AOL Time Warner, Inc., 7.700%,
           due 05/01/2032 . . . . . . . . . . . . . . . .  $   302,891
   435,000 Cendant Corp., 7.750%,
           due 12/01/2003 . . . . . . . . . . . . . . . .      446,117
   625,000 Cendant Corp., 6.875%,
           due 08/15/2006 . . . . . . . . . . . . . . . .      649,054
                                                           -----------
                                                             1,398,062
                                                           -----------

CHEMICALS AND ALLIED PRODUCTS (2.2%)
   320,000 Dow Chemical Co., 7.375%,
           due 11/01/2029 . . . . . . . . . . . . . . . .      347,322
   365,000 Lyondell Chemical Co., Series A,
           9.625%, due 05/01/2007 . . . . . . . . . . . .      352,225
           530,000 Millennium America, Inc., 7.625%,
           due 11/15/2026 . . . . . . . . . . . . . . . .      443,212
   650,000 Solutia, Inc., 11.250%,
           due 07/15/2009 . . . . . . . . . . . . . . . .      550,063
   890,000 Union Carbide Corp., 6.250%,
           due 06/15/2003 . . . . . . . . . . . . . . . .      898,733
                                                           -----------
                                                             2,591,555
                                                           -----------

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (11.5%)
   580,000 AT&T Wireless Services, Inc.,
           8.125%, due 05/01/2012 . . . . . . . . . . . .      584,032
   545,000 AT&T Wireless Services, Inc.,
           8.750%, due 03/01/2031 . . . . . . . . . . . .      535,749
   334,000 Chancellor Media CCU, 8.000%,
           due 11/01/2008 . . . . . . . . . . . . . . . .      366,148
   500,000 Charter Communications Holdings, LLC,
           10.750%, due 10/01/2009. . . . . . . . . . . .      228,750
   191,000 Clear Channel Communications, Inc.,
           6.625%, due 06/15/2008 . . . . . . . . . . . .      208,821
   890,000 Clear Channel Communications, Inc.,
           6.000%, due 11/01/2006 . . . . . . . . . . . .      947,414
   475,000 Crown Castle International Corp.,
           9.375%, due 08/01/2011 . . . . . . . . . . . .      396,625
   515,000 Deutsche Telcom International Finance, Inc.,
           8.250%, due 06/15/2030 . . . . . . . . . . . .      596,933
   350,000 Deutsche Telcom International Finance, Inc.,
           9.250%, due 06/01/2032 . . . . . . . . . . . .      445,566
   285,000 France Telecom, 8.750%,
           due 06/01/2006 . . . . . . . . . . . . . . . .      303,408
   200,000 Insight Midwest LLP, 10.500%,
           due 11/01/2010 . . . . . . . . . . . . . . . .      195,500
   400,000 Nextel Communications, Inc.,
           9.375%, due 11/15/2009 . . . . . . . . . . . .      364,000
 1,000,000 Qwest Capital Funding, Inc.,
           7.500%, due 11/01/2008 . . . . . . . . . . . .      815,000
 1,595,000 Qwest Capital Funding, Inc.,
           6.875%, due 07/15/2028 . . . . . . . . . . . .      885,225
   770,000 Sprint Capital Corp., 6.875%,
           due 11/15/2028 . . . . . . . . . . . . . . . .      621,822
   760,000 Sprint Capital Corp., 6.900%,
           due 05/01/2019 . . . . . . . . . . . . . . . .      624,877
   190,000 Sprint Capital Corp., 8.750%,
           due 03/15/2032 . . . . . . . . . . . . . . . .      181,050
 1,100,000 Tele-Communications, Inc.,
                                                           -----------
           9.800%, due 02/01/2012 . . . . . . . . . . . .    1,324,301
                                                           -----------

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (CONT.)
   312,000 TeleCorp PCS, Inc., 10.625%,
           due 07/15/2010 . . . . . . . . . . . . . . . .  $   336,960
 1,160,000 Telus Corp, 8.000%,
           due 06/01/2011 . . . . . . . . . . . . . . . .    1,119,400
 1,115,000 Verizon Wireless, Inc., 5.375%,
           due 12/15/2006, (a) Cost - $1,093,022;
           Acquired - 02/26/2002, 03/15/2002. . . . . . .    1,166,064
   500,000 Vodafone Group PLC, 6.250%,
           due 11/30/2032 . . . . . . . . . . . . . . . .      501,445
   710,000 Vodafone Group PLC, 5.375%,
           due 01/30/2015 . . . . . . . . . . . . . . . .      716,187
                                                           -----------
                                                            13,465,277
                                                           -----------

DEPOSITORY INSTITUTIONS (2.9%)
 1,925,000 Bank of Hawaii, 6.875%,
           due 06/01/2003 . . . . . . . . . . . . . . . .    1,962,674
   600,000 Petroleos Mexicanos, 6.500%,
           due 02/01/2005, (a) Cost - $598,230;
           Acquired - 08/15/2001. . . . . . . . . . . . .      636,750
   685,000 Popular North America, Inc.,
           6.125%, due 10/15/2006 . . . . . . . . . . . .      741,828
                                                           -----------
                                                             3,341,252
                                                           -----------
EATING AND DRINKING PLACES (0.8%)
   875,000 Yum! Brands, Inc., 7.700%,
           due 07/01/2012 . . . . . . . . . . . . . . . .      914,375
                                                           -----------

ELECTRIC, GAS, WATER, COGENERATION,
SANITARY SERVICES (11.5%)
   410,000 Allied Waste North America,
           8.875%, due 04/01/2008 . . . . . . . . . . . .      418,200
   800,000 AMERENENERGY Generating,
           Series C, 7.750%, due 11/01/2005 . . . . . . .      878,586
   745,000 Avon Energy Partners Holdings, 7.050%,
           due 12/11/2007, (a) Cost - $734,524;
           Acquired - 01/14/2002. . . . . . . . . . . . .      671,308
   585,000 Calpine Corp., 8.500%,
           due 02/15/2011 . . . . . . . . . . . . . . . .      257,400
   315,000 Cilcorp, Inc., 8.700%,
           due 10/15/2009 . . . . . . . . . . . . . . . .      354,348
   355,000 Cinergy Corp., 6.250%,
           due 09/01/2004 . . . . . . . . . . . . . . . .      367,312
   270,000 Citizen Communications,
           9.250%, due 05/15/2011 . . . . . . . . . . . .      322,156
   500,000 Detroit Edison Co., 5.050%,
           due 10/01/2005 . . . . . . . . . . . . . . . .      529,947
   865,000 Duke Energy Field Services,
           5.750%, due 11/15/2006 . . . . . . . . . . . .      861,860
   936,000 East Coast Power LLC, 7.536%,
           due 06/30/2017 . . . . . . . . . . . . . . . .      643,962
   650,000 Kansas City Power & Light,
           7.125%, due 12/15/2005 . . . . . . . . . . . .      722,312
 1,050,000 Kinder Morgan, Inc., 7.300%,
           due 08/15/2033 . . . . . . . . . . . . . . . .    1,129,256
   825,000 Mirant Americas Generation, LLC,
           8.30%, due 05/01/2011. . . . . . . . . . . . .      396,000
   286,249 Mirant Mid-Atlantic, Series B,
           9.125%, due 06/30/2017 . . . . . . . . . . . .      202,678
   745,000 Niagara Mohawk Power Co.,
           5.375%, due 10/01/2004 . . . . . . . . . . . .      774,155

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  FIXED  INCOME  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002


SHARES OR
PRINCIPAL
AMOUNT                                                                           VALUE
--------------------------------------------------------------------------------------

ELECTRIC, GAS, WATER, COGENERATION,
SANITARY SERVICES (11.5%)
$  400,000 Pinnacle Partners, 8.830%,
           due 08/15/2004, (a) Cost - $400,000;
           Acquired - 08/02/2000 . . . . . . . . . . . . . . . . . . . . . .  $   377,506
   900,000 Pinnacle West Capital Corp.,
           6.400%, due 04/01/2006. . . . . . . . . . . . . . . . . . . . . .      916,956
   350,000 PSI Energy, Inc., 6.650%,
           due 06/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . .      376,177
   825,000 Sempra Energy, Inc., 6.950%,
           due 12/01/2005. . . . . . . . . . . . . . . . . . . . . . . . . .      882,725
    45,000 Southern Natural Gas Co,
           7.350%, due 02/15/2031. . . . . . . . . . . . . . . . . . . . . .       37,920
 1,040,000 Southwestern Public Service Co,
           Series B, 5.125%, due 11/01/2006. . . . . . . . . . . . . . . . .    1,023,223
   295,000 Tennessee Gas Pipeline, 7.000%,
           due 10/15/2028. . . . . . . . . . . . . . . . . . . . . . . . . .      227,842
   495,000 Texas Eastern Transmissions LP,
           7.000%, due 07/15/2032. . . . . . . . . . . . . . . . . . . . . .      519,577
   525,000 USA Waste Services, Inc., 7.125%,
           due 10/01/2007. . . . . . . . . . . . . . . . . . . . . . . . . .      573,672
                                                                              -----------
                                                                               13,465,078
                                                                              -----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (0.8%)
   825,000 Celestica, Inc. 0.000% (b),
           due 08/01/2020. . . . . . . . . . . . . . . . . . . . . . . . . .      382,594
   175,000 EchoStar Broadband Corp.,
           10.375%, due 10/01/2007 . . . . . . . . . . . . . . . . . . . . .      190,313
   455,000 Nortel Networks, 6.125%,
           due 02/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . .      307,125
                                                                              -----------
                                                                                  880,032
                                                                              -----------

FOOD AND KINDRED PRODUCTS (0.6%)
   375,000 Ahold Finance USA, Inc., 6.875%,
           due 05/01/2029. . . . . . . . . . . . . . . . . . . . . . . . . .      337,750
   395,000 Smithfield Foods, Inc., 8.000%,
           due 10/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . .      404,875
                                                                              -----------
                                                                                  742,625
                                                                              -----------

HEALTH SERVICES (2.0%)
   625,000 HCA, Inc. - The Healthcare Company,
           8.750%, due 09/01/2010. . . . . . . . . . . . . . . . . . . . . .      720,338
   835,000 HEALTHSOUTH Corp., 8.500%,
           due 02/01/2008. . . . . . . . . . . . . . . . . . . . . . . . . .      722,275
 1,020,000 Tenet Healthcare Corp., 6.500%,
           due 06/01/2012. . . . . . . . . . . . . . . . . . . . . . . . . .      924,981
                                                                              -----------
                                                                                2,367,594
                                                                              -----------

HOTELS, OTHER LODGING PLACES (1.5%)
   495,000 Hyatt Equities LLC, 6.875%,
           due 06/15/2007, (a) Cost - $493,827;
           Acquired - 06/12/2002 . . . . . . . . . . . . . . . . . . . . . .      493,479
   340,000 MGM Mirage, 6.875%,
           due 02/06/2008. . . . . . . . . . . . . . . . . . . . . . . . . .      348,026
   390,000 Marriott International, Inc.,
           7.875%, due 09/15/2009. . . . . . . . . . . . . . . . . . . . . .      430,632
   150,000 Park Place Entertainment,
           8.875%, due 09/15/2008. . . . . . . . . . . . . . . . . . . . . .      159,762
   310,000 Vail Resorts, Inc., 8.750%, due 05/15/2009,
           (a) Cost - $297,287;
           Acquired - 11/16/2001 . . . . . . . . . . . . . . . . . . . . . .      319,300
                                                                              -----------
                                                                                1,751,199
                                                                              -----------

INSURANCE CARRIERS (1.0%)
375,000 Protective Life US Funding Trust, 5.875%,
           due 08/15/2006, (a) Cost - 377,970;
           Acquired - 08/28/2001 . . . . . . . . . . . . . . . . . . . . . .      405,557
   750,000 RenaissanceRe Holdings, Ltd.,
           7.000%, due 07/15/2008. . . . . . . . . . . . . . . . . . . . . .      793,680
                                                                              -----------
                                                                                1,199,237
                                                                              -----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.9%)
 2,035,000 Georgia-Pacific Corp., 7.750%,
           due 11/15/2029. . . . . . . . . . . . . . . . . . . . . . . . . .    1,668,700
   515,000 Weyerhaeuser Co., 7.375%,
           due 03/15/2032. . . . . . . . . . . . . . . . . . . . . . . . . .      560,286
                                                                              -----------
                                                                                2,228,986
                                                                              -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.4%)
   500,000 Steers Credit Backed 2002-F1, 8.500%,
           due 03/01/2007, (a) Cost - $499,840;
           Acquired - 01/31/2002 . . . . . . . . . . . . . . . . . . . . . .      467,500
                                                                              -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES (2.5%)
 1,235,000 CIT Group Holdings, 7.750%,
           due 04/02/2012. . . . . . . . . . . . . . . . . . . . . . . . . .    1,389,429
 1,665,000 Tyco International Group, 6.875%,
           01/15/2029. . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,481,745
                                                                              -----------
                                                                                2,871,174
                                                                              -----------

NON-DEPOSITORY CREDIT INSTITUTIONS (4.3%)
   585,000 Ford Motor Credit Corp., 6.000%,
           due 01/14/2003. . . . . . . . . . . . . . . . . . . . . . . . . .      584,743
   695,000 Gemstone Investors Ltd., 7.710%,
           due 10/31/2004, (a) Cost - $699,451;
           Acquired - 10/25/2001 and 04/17/2002. . . . . . . . . . . . . . .      533,612
   695,000 Household Finance Corp., 6.375%,
           due 11/27/2012. . . . . . . . . . . . . . . . . . . . . . . . . .      726,865
 1,850,000 Household International, 7.000%,
           due 05/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . .    2,029,805
 1,085,000 MBNA Corp., 6.250%,
           due 01/17/2007. . . . . . . . . . . . . . . . . . . . . . . . . .    1,133,639
                                                                              -----------
                                                                                5,008,664
                                                                              -----------

PERSONAL SERVICES (0.7%)
   850,000 Service Corp. International, 7.700%,
           due 04/15/2009, (a) Cost - $754,628,
           Acquired - 09/25/2002 . . . . . . . . . . . . . . . . . . . . . .      799,000
                                                                              -----------

PETROLEUM REFINING AND RELATED INDUSTRIES (0.7%)
   425,000 Conocophillips, 5.900%, due 10/15/2032,
           (a) Cost - $409,746;
           Acquired - 11/22/2002 . . . . . . . . . . . . . . . . . . . . . .      424,060
   380,000 Valero Energy Corp., 7.500%,
           due 04/15/2032. . . . . . . . . . . . . . . . . . . . . . . . . .      386,063
                                                                              -----------
                                                                                  810,123
                                                                              -----------

PIPE LINES, EXCEPT NATURAL GAS (1.5%)
   866,000 Dynegy-Roseton Danskamme, 7.670%,
           due 11/08/2016. . . . . . . . . . . . . . . . . . . . . . . . . .      355,601
 1,380,000 Northern Border Pipeline, 6.250%,
           due 05/01/2007, (a) Cost - $1,379,351;
           Acquired - 4/23/2002. . . . . . . . . . . . . . . . . . . . . . .    1,449,156
                                                                              -----------
                                                                                1,804,757
                                                                              -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND


SHARES OR
PRINCIPAL
AMOUNT                                                                           VALUE
--------------------------------------------------------------------------------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.4%)
$  590,000 News American, Inc., 7.625%,
           due 11/30/2028. . . . . . . . . . . . . . . . . . . . . . . . . .  $   604,109
   725,000 Quebecor Media, Inc., 11.125%,
           due 07/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . .      671,531
   115,000 R.H. Donnelley Financial Corp., 8.875%,
           due 12/15/2010, (a) Cost - $115,000;
           Acquired - 11/26/02 . . . . . . . . . . . . . . . . . . . . . . .      123,625
   210,000 R.H. Donnelley Financial Corp., 10.875%,
           due 12/15/2012, (a) Cost - $210,000;
           Acquired - 11/26/02 . . . . . . . . . . . . . . . . . . . . . . .      229,950
                                                                              -----------
                                                                                1,629,215
                                                                              -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.8%)
   685,000 Avalon Bay Communities, Inc., 6.800%,
           due 07/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . .      740,338
 1,250,000 Duke Realty Corp., 7.375%,
           due 09/22/2005. . . . . . . . . . . . . . . . . . . . . . . . . .    1,360,464
   440,000 EOP Operating, LP, 8.375%,
           due 03/15/2006. . . . . . . . . . . . . . . . . . . . . . . . . .      494,928
   455,000 ERP Operating, LP, 7.100%,
           due 06/23/2004. . . . . . . . . . . . . . . . . . . . . . . . . .      481,491
   230,000 Health Care REIT, Inc., 7.500%,
           due 08/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . .      242,997
   770,000 Host Marriott LP, 9.500%,
           due 01/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . .      785,400
   350,000 ISTAR Financial, Inc., 8.750%,
           due 08/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . .      372,892
   590,000 JDN Realty Corp, 6.800%,
           due 04/01/2004. . . . . . . . . . . . . . . . . . . . . . . . . .      575,645
   975,000 New Plan Excel Realty, 5.875%,
           due 06/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . .    1,022,203
   950,000 Post Apartment Homes, 6.850%,
           due 03/16/2015. . . . . . . . . . . . . . . . . . . . . . . . . .    1,006,062
   895,000 Senior Housing Trust, 8.625%,
           due 01/15/2012. . . . . . . . . . . . . . . . . . . . . . . . . .      886,050
                                                                              -----------
                                                                                7,968,470
                                                                              -----------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.2%)
   250,000 Regency Centers, LP, 7.400%,
           due 04/01/2004. . . . . . . . . . . . . . . . . . . . . . . . . .      263,920
                                                                              -----------

TOBACCO PRODUCTS (0.4%)
    80,000 R.J. Reynolds Tobacco Holdings Inc.,
           7.750%, due 05/15/2006. . . . . . . . . . . . . . . . . . . . . .       87,300
   350,000 Universal Corp., Series B, 7.500%,
           due 01/26/2004. . . . . . . . . . . . . . . . . . . . . . . . . .      367,124
                                                                              -----------
                                                                                  454,424
                                                                              -----------

TRANSPORTATION EQUIPMENT (1.2%)
   605,000 Dana Corp, 7.000%,
           due 03/15/2028. . . . . . . . . . . . . . . . . . . . . . . . . .      426,525
   865,000 Ford Motor Co. Global Bond,
           6.625%, due 10/01/2028. . . . . . . . . . . . . . . . . . . . . .      691,556
   375,000 Ford Motor Co, 7.450%,
           due 07/16/2031. . . . . . . . . . . . . . . . . . . . . . . . . .      327,078
                                                                              -----------
                                                                                1,445,159
                                                                              -----------

WHOLESALE TRADE - NON-DURABLE GOODS (1.7%)
750,000 Bergen Brunswig Corp., 7.375%,
           due 01/15/2003. . . . . . . . . . . . . . . . . . . . . . . . . .      750,078
   900,000 DIMON, Inc., 9.625%, due 10/15/2011 . . . . . . . . . . . . . . .      956,250
   215,000 Terra Capital, Inc., 12.875%,
           due 10/15/2008. . . . . . . . . . . . . . . . . . . . . . . . . .      232,200
                                                                              -----------
                                                                                1,938,528
                                                                              -----------
           TOTAL CORPORATE BONDS
           (cost $69,040,557). . . . . . . . . . . . . . . . . . . . . . . .   69,806,206
                                                                              -----------

INTERNATIONAL/YANKEE
(U.S. $DENOMINATED) - (0.8%)
   375,000 Murrin Murrin Holdings, 9.375%,
           due 08/31/2007 (c). . . . . . . . . . . . . . . . . . . . . . . .       91,875
    825,00 PanAmerican Beverage, Inc., 8.125%,
           due 04/01/2003. . . . . . . . . . . . . . . . . . . . . . . . . .      830,433
                                                                              -----------
           TOTAL INTERNATIONAL/YANKEE
           (cost $1,155,577) . . . . . . . . . . . . . . . . . . . . . . . .      922,308
                                                                              -----------

MUNICIPAL BONDS (4.7%)
   190,000 Alaska Industrial Development
           & Export Authority Lease Revenue,
           6.375%, due 05/01/2003. . . . . . . . . . . . . . . . . . . . . .      192,533
   425,000 Atlantic City, New Jersey
           Board of Education,
           5.800%, due 07/15/2020. . . . . . . . . . . . . . . . . . . . . .      431,201
   745,000 California County, 7.500%,
           due 06/01/2019. . . . . . . . . . . . . . . . . . . . . . . . . .      738,451
   300,000 Decatur Texas Hospital Authority
           Hospital, Revenue, 7.750%,
           due 09/01/2009. . . . . . . . . . . . . . . . . . . . . . . . . .      321,291
   595,000 Duarte California Certificate of
           Participation, 6.250%,
           due 04/01/2005. . . . . . . . . . . . . . . . . . . . . . . . . .      635,823
   425,000 Educational Enhancement Funding Corp.,
           6.720%, due 06/01/2025. . . . . . . . . . . . . . . . . . . . . .      427,563
   160,000 New Rochelle NY
           Industrial Development Agency,
           7.150%, due 10/01/2014. . . . . . . . . . . . . . . . . . . . . .      173,774
   645,000 Reeves County Texas Certificate of
           Participation, 7.250%,
           due 06/01/2011. . . . . . . . . . . . . . . . . . . . . . . . . .      685,738
   545,000 Sisters of Providence Obligated Group,
           Revenue, 7.470%, due 10/01/2007 . . . . . . . . . . . . . . . . .      631,928
   615,000 Tobacco Settlement Fin. Corp.,
           5.920%, due 06/01/2012. . . . . . . . . . . . . . . . . . . . . .      626,482
   708,600 Tobacco Settlement Fin. Corp.,
           6.360%, due 05/15/2025. . . . . . . . . . . . . . . . . . . . . .      709,330
                                                                              -----------
           TOTAL MUNICIPAL BONDS
           (cost $5,371,772) . . . . . . . . . . . . . . . . . . . . . . . .    5,574,114
                                                                              -----------

The accompanying notes are an integral part of these financial statements.

CONSECO  FIXED  INCOME  FUND

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2002


SHARES OR
PRINCIPAL
AMOUNT                                                      VALUE
-----------------------------------------------------------------

ASSET BACKED SECURITIES (12.4%)
  $685,000 Deutsche Mortgage and Asset
           Receiving Corp., 98-C1, A2,
           6.538%, due 06/15/2031 . . . . . . . . . . .  $   753,020
   800,000 Centex Home Equity, 2001-A A6,
           6.250%, due 04/25/2031 . . . . . . . . . . .      856,534
 1,000,000 Centex Home Equity, 2001-C A4,
           5.390%, due 02/25/2030 . . . . . . . . . . .    1,036,980
   129,554 Chase Funding Mortgage Loan,
           99-2 IA2, 6.860%, due 12/26/2024 . . . . . .      131,464
   600,000 Chase Funding Mortgage Loan,
           2001-3 1A4, 5.602%, due 05/25/2027 . . . . .      627,670
   487,000 Chase Funding Mortgage Loan,
           2002-19 2A3, 6.020%, due 07/25/2032. . . . .      512,370
 1,020,000 Chase Funding Mortgage Loan,
           2002-18 A3, 6.320%, due 06/25/2032 . . . . .    1,075,322
   470,000 Chase First Boston Mortgage Services,
           2000C1, 7.545%, due 04/15/2062 . . . . . . .      558,378
 1,040,000 Chase Funding Mortgage Loan,
           2002-9 2A3, 6.580%, due 03/25/2032 . . . . .    1,080,019
   500,000 Contimortgage Home Equity Loan Trust,
           98-2 A7, 6.570%, due 03/15/2023. . . . . . .      528,376
   743,609 CMAT 1999-C1 A1, #1999CA,
           6.250%, due 01/17/2032 . . . . . . . . . . .      802,487
   214,962 DLJ Commercial Mortgage Corp.,
           7.120%, due 10/10/2032 . . . . . . . . . . .      238,400
   227,108 First Union Lehman Brothers Commercial
           Mortgage Trust, 1997C2 A2, 6.600%,
           due 05/18/2007 . . . . . . . . . . . . . . .      240,972
 1,100,000 First Union National Bank Commercial
           Mortgage, #2001-C3 A2, 6.180%,
           due 08/15/2033 . . . . . . . . . . . . . . .    1,219,418
   315,000 GMAC Mortgage Corporation Loan Trust,
           2001-HE4 A5, 5.680%,
           due 04/25/2027 . . . . . . . . . . . . . . .      331,020
   261,984 GMAC Commercial Mortgage Services,
           1999C2, 6.570%,
           due 09/15/2033 . . . . . . . . . . . . . . .      285,545
   165,000 Residential Asset Mortgage Products, Inc.,
           2002-RZ3 A4, 4.730%,
           due 11/25/2010 . . . . . . . . . . . . . . .      168,331
   215,000 Residential Asset Securities Corporation,
           2001-KS3 AI3, 5.180%,
           due 07/25/2027 . . . . . . . . . . . . . . .      219,724
 1,250,000 Residential Asset Securities Corporation,
           1999-KS4 AI4, 7.220%,
           due 06/25/2028 . . . . . . . . . . . . . . .    1,358,822
   925,000 Residential Asset Securities Corporation,
           2001-KS2, 6.417%,
           due 02/25/2029 . . . . . . . . . . . . . . .      976,576
   900,000 Residential Asset Mortgage Products, Inc.,
           2001-RZ4 A4, 5.200%,
           due 03/25/2030 . . . . . . . . . . . . . . .      939,962
   535,000 Residential Asset Mortgage Products, Inc.,
           2002-A4, A3, 6.750%,
           due 05/25/2032 . . . . . . . . . . . . . . .      551,143
                                                         -----------
           TOTAL ASSET BACKED SECURITIES
           (cost $13,876,522) . . . . . . . . . . . . .   14,492,533
                                                         -----------

COLLATERIZED MORTGAGE OBLIGATIONS (7.9%)
   256,386 Bank of America Mortgage Securities,
           01-7A1, 6.750%, due 07/25/2031 . . . . . . .      260,264
   356,587 Bank of America Mortgage Securities,
           01-81A1, 6.750%, due 08/25/2031. . . . . . .      361,702
 1,485,000 Countrywide Home Loans, 2002-S1 A5,
           5.960%, due 11/25/2016 . . . . . . . . . . .    1,561,146
   870,000 Countrywide Home Loans, 2001-1 AF-6,
           6.434%, due 07/25/2031 . . . . . . . . . . .      922,641
 1,659,474 Morgan Stanley Dean Witter Capital, Inc.,
           2001-PPM A2, 6.400%,
           due 02/01/2031 . . . . . . . . . . . . . . .    1,823,482
   560,473 Mortgage Capital Funding, Inc., 1998 -
           MC2 A1, 6.325%, due 10/18/2007 . . . . . . .      602,950
   295,326 Paine Webber Mortgage Acceptance Corp.,
           1999-04 2B1, 6.265%, due 01/28/2009. . . . .      302,595
   500,000 Paine Webber Mortgage Acceptance Corp.,
           1996-M1 A2, 6.900%, due 01/02/2012 . . . . .      502,446
 1,505,000 Residential Asset Mortgage Products, Inc.,
           2001-RZ3 A4, 6.130%, due 03/25/2030. . . . .    1,542,208
 1,275,000 Vende Mortgage Trust, 01-2 D, 6.750%,
           due 09/15/2019 . . . . . . . . . . . . . . .    1,321,099
    40,449 Wells Fargo Mortgage Backed
           Securities Trust, 2001-17 A8, 6.750%,
           due 08/25/2031 . . . . . . . . . . . . . . .       40,588
                                                         -----------
           TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
           (cost $8,887,874). . . . . . . . . . . . . .    9,241,121
                                                         -----------

U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (12.3%)
   480,000 EQABS 2002-1 AF2, 5.523%,
           due 08/01/2032 . . . . . . . . . . . . . . .      504,422
   150,000 Federal Home Loan Mortgage Corp.,
           #2433 NC, 6.500%, due 02/15/2025 . . . . . .      156,265
   132,605 Federal Home Loan Mortgage Corp.,
           #G00479, 9.000%, due 04/01/2025. . . . . . .      148,039
   640,000 Federal Home Loan Mortgage Corp.,
           #2422 CD, 6.000%, due 02/01/2032 . . . . . .      664,650
 1,450,000 Federal Home Loan Mortgage Corp.,
           #2412 PQ, 6.500%, due 03/01/2032 . . . . . .    1,499,941
 1,220,000 Federal Home Loan Mortgage Corp.,
           #2410PB, 6.500%, due 02/15/2026. . . . . . .    1,266,234
   585,000 Federal Home Loan Mortgage Corp.,
           #2478EF, 6.000%, due 03/15/2026. . . . . . .      614,548
   525,000 Federal Home Loan Mortgage Corp.,
           #2435, 6.250%, due 05/15/2027. . . . . . . .      548,475
    48,596 Federal Home Loan Mortgage Corp.,
           PC Gold, #C28063, 6.500%,
           due 07/01/2029 . . . . . . . . . . . . . . .       50,678
        22 Federal Home Loan Mortgage Corp.,
           #C35364, 7.500%, due 01/01/2030. . . . . . .           24
 1,451,627 Federal National Mortgage Assn.,
           #253845, 6.000%, due 06/01/2016. . . . . . .    1,520,492
 1,332,744 Federal National Mortgage Assn.,
           #545449, 6.500%, due 02/01/2017. . . . . . .    1,409,891
 1,298,512 Federal National Mortgage Assn.,
           #645649, 6.000%, due 06/01/2017. . . . . . .    1,359,612
   100,000 Federal National Mortgage Assn.,
           #199463, 7.000%, due 04/25/2024. . . . . . .      109,435

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

CONSECO  FIXED  INCOME  FUND


SHARES OR
PRINCIPAL
AMOUNT                                                      VALUE
-----------------------------------------------------------------

U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (CONT.)
27,433     Federal National Mortgage Assn.,
           #250307, 7.500%, due 07/01/2025 . . . . .           $29,324
    23,728 Federal National Mortgage Assn.,
           #250758,7.000%, due 11/01/2026. . . . . .            25,078
   542,346 Federal National Mortgage Assn.,
           #1999T2, 7.500%, due 01/19/2031 . . . . .           609,997
 1,646,692 Federal National Mortgage Assn.,
           #609583, 6.000%,
           due 11/01/2031. . . . . . . . . . . . . .         1,705,698
 1,578,857 Government National Mortgage Assn.,
           #1998-19A, 6.500%, due 10/20/2020 . . . .         1,619,061
     5,000 US Treasury, 5.375% . . . . . . . . . . .             5,452
   575,000 US Treasury, 3.000% . . . . . . . . . . .           582,099
                                                           ------------
           TOTAL U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (cost $14,135,068). . . . . .        14,429,415
                                                           ------------

VARIABLE RATE BONDS AND CDS (2.7%)
   500,000 Bank of America Corp.,
           2.110%, due 10/22/2004 (d). . . . . . . .           503,473
   500,000 Bank One Corp.,
           2.040%, due 07/25/2005 (d). . . . . . . .           501,955
   300,000 Caterpillar Financial Service Corp.,
           1.570%, due 05/28/2004 (d). . . . . . . .           300,339
   300,000 Credit Suisse First Boston (USA), Inc.,
           1.730%, due 07/05/2005 (d). . . . . . . .           301,336
   300,000 Deutsche Bank AG Yankee CD,
           1.440%, due 06/28/2004 (d). . . . . . . .           299,981
   300,000 HBOS Treasury Services, PLC,
           1.430%, due 05/28/2004 (d). . . . . . . .           300,401
   300,000 Lehman Brothers Holdings,
           1.760%, due 09/20/2004 (d). . . . . . . .           300,171
   300,000 Southtrust Bank, National Association,
           1.500%, due 05/24/2004 (d). . . . . . . .           300,418
   500,000 Toyota Motor Credit Corp.,
           1.490%, due 07/19/2005 (d). . . . . . . .           500,269
                                                           ------------
           TOTAL VARIABLE RATE BONDS AND CDS
           (cost $3,308,343) . . . . . . . . . . . .         3,308,343
                                                           ------------

SHORT-TERM INVESTMENTS (3.8%)
 1,242,000 Aim Government Tax Advantage. . . . . . .         1,242,000
   198,923 Barclays Capital Markets,
           Repurchase Agreement, US Agency,
           1.250%, due 01/02/2003 (d). . . . . . . .           198,923
 3,025,746 Allied Irish Bank Cayman,
           Time Deposit, 1.850%,
           due 01/21/2003 (d). . . . . . . . . . . .         3,025,746
                                                           ------------
           TOTAL SHORT-TERM INVESTMENTS
           (cost $4,466,669) . . . . . . . . . . . .         4,466,669
                                                           ------------
TOTAL INVESTMENTS (cost $120,242,382) (104.5%) . . .       122,240,709
                                                           ------------
LIABILITIES, LESS OTHER ASSETS (-4.5%) . . . . . . .        (5,269,329)
                                                           ------------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . . .  $    116,971,380
                                                           ------------
                                                           ------------

--------------------------------------------------------------------------------
(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  Zero Coupon - Bonds that make no interest payments.
(c)  Security in default.
(d)  Securities lending collateral (Note 2).

--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS

DECEMBER  31,2002

1.  ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology Fund and Conseco Large-Cap Fund commenced operations on July 1, 2000.

     Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Adviser believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The Conseco Balanced Fund invests in several asset classes including debt securities, equity securities, and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investment-grade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

     The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

     Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent- deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares have a maximum up-front sales charge of 1% of your investment. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION,  TRANSACTIONS,  AND  RELATED  INVESTMENT  INCOME

     The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S.-dollar-denominated.

     The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:


                                                           % OF
FUND                             COST         VALUE     NET ASSETS
-------------------------------------------------------------------
Conseco Balanced - bonds . .  $   913,103  $   905,249        2.37%
Conseco Convertible
  Securities -  bonds. . . .    6,470,168    6,137,874       32.11%
Conseco High Yield - bonds .   16,474,137   16,733,670       15.80%
Conseco Fixed Income - bonds    8,062,876    8,096,867        6.92%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., ("the Adviser"), a wholly owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

     In each Fund of the Trust, Fund securities which are traded on stock exchanges including the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from an independent pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing service which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Fund securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value.

DIVIDENDS  TO  SHAREHOLDERS

     Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity , and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gain (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed


--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

ORGANIZATION  COSTS

     Costs incurred by all Funds, except the Conseco Science & Technology, Conseco Large-Cap and Conseco Convertible Securities Funds, in connection with their organization and public offering of shares totaling $461,794 have been deferred and have been amortized over a period of approximately five years beginning with the initial date of sale of shares to the public. Such costs were advanced by Conseco and were reimbursed by the Funds.

FEDERAL  INCOME  TAXES

     For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

SECURITIES  LENDING

     The Funds have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Funds may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities or variable rate bonds and CDs which are included in the respective Fund's Schedule of Investments.

     At December 31, 2002, the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and the Conseco Fixed Income Fund had securities with a market value of $448,790, $10,449,964, $13,950,930, $38,534, $1,844,394, $4,658,567, $15,823,011 and $6,338,884,
respectively, on loan (included within Investments in securities in the Statements of Assets and Liabilities) and had received $468,376, $10,957,966, $14,384,285, $40,151, $1,893,552, $4,767,076, $16,428,872 and $6,533,012,
respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the year ended December 31, 2002, this securities lending income totaled $1,829, $21,246, $21,192, $242, $6,259, $11,446, $45,931 and $32,532 respectively.

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

EXPENSES

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

USE  OF  ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.  AGREEMENTS  WITH  SUBSIDIARIES  OF  CONSECO

Investment  Advisory  Agreement

The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the year ended December 31, 2002:


FUND                            GROSS AMOUNT     WAIVER
---------------------------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $     135,850  $ (86,186)
CONSECO 20 . . . . . . . . . .        595,582    (57,247)
CONSECO EQUITY . . . . . . . .        935,737   (114,495)
CONSECO LARGE-CAP. . . . . . .         97,933    (84,366)
CONSECO BALANCED . . . . . . .        481,839   (123,484)
CONSECO CONVERTIBLE SECURITIES        219,505   (111,370)
CONSECO HIGH YIELD . . . . . .        731,215   (218,449)
CONSECO FIXED INCOME . . . . .        783,965   (385,555)

     Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, and Conseco High Yield Funds, 0.85% of the average daily net asset value of the Conseco Convertible Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. The Adviser has entered into Subadviser agreements for the management of the investments in the Conseco Science and Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Conseco Science & Technology Fund and the Conseco 20 Fund is Oak Associates LtdThe Subadviser for the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund is Chicago Equity Partners, LLC.

     The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets exceeds the following:


FUND                  CLASS A   CLASS B   CLASS C   CLASS Y
------------------------------------------------------------
CONSECO SCIENCE
 & TECHNOLOGY. . . .     1.75%     2.25%     2.25%     1.25%
CONSECO 20 . . . . .     1.75%     2.25%     2.25%     1.25%
CONSECO EQUITY . . .     1.50%     2.00%     2.00%     1.00%
CONSECO LARGE-CAP. .     1.50%     2.00%     2.00%     1.00%
CONSECO BALANCED . .     1.50%     2.00%     2.00%     1.00%
CONSECO CONVERTIBLE
SECURITIES . . . . .     1.55%     2.05%     2.05%     1.05%
CONSECO HIGH YIELD .     1.40%     1.90%     1.90%      .90%
CONSECO FIXED INCOME  1.10%(a)     1.60%     1.60%      .60%

(a) Class A rate change effective May 1, 2001. Prior to this date the rate was 1.25%.

     The Adviser may discontinue these contractual limits at any time after April 30, 2004. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts

NOTES  TO  FINANCIAL  STATEMENTS

DECEMBER  31,  2002

were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                          YEAR  OF  EXPIRATION
                               DECEMBER  31,

FUND                    2003      2004      2005
--------------------------------------------------
CONSECO SCIENCE &
TECHNOLOGY . . . . .  $ 76,522  $ 95,616  $ 86,186
CONSECO 20 . . . . .         -         -    57,247
CONSECO EQUITY . . .         -   142,531   114,495
CONSECO LARGE-CAP. .    72,412   103,682    84,366
CONSECO BALANCED . .   144,081   147,436   123,484
CONSECO CONVERTIBLE
SECURITIES . . . . .   132,975   170,570   111,370
CONSECO HIGH YIELD .   204,877   213,373   218,449
CONSECO FIXED INCOME   124,610   282,001   385,555

ADMINISTRATION  AGREEMENT

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to average net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004. The following summarizes the total fees incurred for such services for the year ended December 31, 2002:


FUND                             AMOUNT
----------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $ 27,170
CONSECO 20 . . . . . . . . . .   170,166
CONSECO EQUITY . . . . . . . .   267,354
CONSECO LARGE-CAP. . . . . . .    27,981
CONSECO BALANCED . . . . . . .   137,668
CONSECO CONVERTIBLE SECURITIES    51,648
CONSECO HIGH YIELD . . . . . .   208,918
CONSECO FIXED INCOME . . . . .   348,429

DISTRIBUTION  ARRANGEMENTS

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

     The Trust has adopted Distribution and Service Plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and December 31, 1997 for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science and Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plans authorize payments to the Distributor up to 0.50%, changed from 0.65%, annually of each Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs.

The following summarizes the total fees incurred for such services for Class A, Class B, and Class C shares for the year ended December 31, 2002:


FUND                              AMOUNT
------------------------------------------
CONSECO SCIENCE & TECHNOLOGY .  $   84,666
CONSECO 20 . . . . . . . . . .     634,964
CONSECO EQUITY . . . . . . . .     474,397
CONSECO LARGE-CAP. . . . . . .      96,200
CONSECO BALANCED . . . . . . .     480,628
CONSECO CONVERTIBLE SECURITIES     199,020
CONSECO HIGH YIELD . . . . . .     810,895
CONSECO FIXED INCOME . . . . .   1,119,503

--------------------------------------------------------------------------------

4.  INVESTMENT  TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from sales of long-term investments for the year ended December 31, 2002 are shown below:


                                                 PURCHASES:                        SALES:
-------------------------------------------------------------------------------------------------
                                     U.S. GOVERNMENT      OTHER     U.S. GOVERNMENT      OTHER
-------------------------------------------------------------------------------------------------
Conseco Science & Technology Fund .  $              -    5,428,875  $              -   11,251,079
Conseco 20 Fund . . . . . . . . . .                 -    7,602,027                 -   39,298,452
Conseco Equity Fund . . . . . . . .                 -  139,992,645                 -  162,160,370
Conseco Large-Cap Fund. . . . . . .                 -   10,937,993                 -   21,027,613
Conseco Balanced Fund . . . . . . .        40,072,885   83,394,912        43,753,077  117,143,658
Conseco Convertible Securities Fund                 -   45,446,106                 -   57,621,884
Conseco High Yield Fund . . . . . .           629,480  217,792,425           629,322  223,821,976
Conseco Fixed Income Fund . . . . .       345,192,924  355,138,124        386,954,05  385,817,368

--------------------------------------------------------------------------------

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

5.  FEDERAL  INCOME  TAXES

The following information for the Conseco Fund Group is presented on an income tax basis as of December 31, 2002:


                                                                          NET UNREALIZED
                                              GROSS          GROSS         APPRECIATION
                            COST OF        UNREALIZED      UNREALIZED     (DEPRECIATION)    DISTRIBUTABLE     DISTRIBUTABLE
                        INVESTMENTS (A)   APPRECIATION    DEPRECIATION    ON INVESTMENTS   ORDINARY INCOME   LONG-TERM GAINS
-----------------------------------------------------------------------------------------------------------------------------
Conseco Science &
Technology Fund. . . .  $     13,739,033  $     185,543  $  (7,657,990)  $    (7,472,447)  $              -  $              -
Conseco 20 Fund. . . .       143,596,407              -    (84,675,759)      (84,675,759)                 -                 -
Conseco Equity Fund. .       118,172,142      6,234,709     (8,760,919)       (2,526,210)            11,885                 -
Conseco Large-Cap Fund         7,035,941        108,435     (1,552,633)       (1,444,198)                 -                 -
Conseco Balanced Fund.        42,359,453      1,172,920     (4,337,183)       (3,164,263)            46,520                 -
Conseco Convertible
Securities Fund. . . .        24,626,820        785,851     (1,607,304)         (821,453)           134,636                 -
Conseco High
Yield Fund . . . . . .       132,990,737      5,151,229    (18,367,431)      (13,216,202)            31,132                 -
Conseco Fixed
Income Fund. . . . . .       120,607,150      4,858,863     (3,225,304)        1,633,559            126,182                 -

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.


The tax components of dividends paid during the years ended December 31, 2002 and 2001 were as follows:

                                                  ORDINARY     LONG-TERM CAPITAL
                                            INCOME DIVIDENDS  GAIN DISTRIBUTIONS
                                          DECEMBER  31,         DECEMBER  31,

--------------------------------------------------------------------------------
                                        2002         2001      2002      2001
--------------------------------------------------------------------------------
Conseco Science & Technology Fund .  $         -  $         -  $   -  $        -
Conseco 20 Fund . . . . . . . . . .            -            -      -           -
Conseco Equity Fund . . . . . . . .       64,207      157,781      -           -
Conseco Large Cap Fund. . . . . . .            -            -      -           -
Conseco Balanced Fund . . . . . . .    1,675,885    1,893,116      -           -
Conseco Convertible Securities Fund      776,802    1,513,332      -   1,716,108
Conseco High Yield Fund . . . . . .   10,938,409   10,130,707      -           -
Conseco Fixed Income Fund . . . . .    9,744,340    9,525,023      -           -

For corporate shareholders in the Funds, the percentage of dividend income distributed for the year ended December 31, 2002, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Conseco Equity Fund 47.6%, Conseco Balanced Fund 31.3%, Conseco Convertible Securities Fund 1.5% and the Conseco High Yleld Fund 2.6%.
As of December 31, 2002, the following Funds have capital loss carryforwards available to offset capital gains, if any in the future:


FUND                              AMOUNT     EXPIRES
----------------------------------------------------
Conseco Science & Technology .  $ 1,075,374     2008
Conseco Science & Technology .   13,751,410     2009
Conseco Science & Technology .   26,449,050     2010
Conseco 20 . . . . . . . . . .   77,079,380     2009
Conseco 20 . . . . . . . . . .   79,991,018     2010
Conseco Equity . . . . . . . .   46,604,588     2009
Conseco Equity . . . . . . . .    9,608,110     2010
Conseco Large-Cap. . . . . . .      146,019     2008
Conseco Large-Cap. . . . . . .    8,645,848     2009
Conseco Large-Cap. . . . . . .    6,822,004     2010

FUND                              AMOUNT     EXPIRES
----------------------------------------------------

Conseco Balanced . . . . . . .  $ 8,964,956     2009
Conseco Balanced . . . . . . .   13,683,503     2010
Conseco Convertible Securities    7,692,492     2009
Conseco Convertible Securities    6,522,809     2010
Conseco High Yield . . . . . .      687,761     2006
Conseco High Yield . . . . . .    1,841,847     2007
Conseco High Yield . . . . . .   11,314,158     2008
Conseco High Yield . . . . . .    6,618,233     2009
Conseco High Yield . . . . . .    6,767,059     2010
Conseco Fixed Income . . . . .    7,739,500     2010

Net realized gains or losses may differ for Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains. The following summarizes the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2002:


FUND                                 AMOUNT
-------------------------------------------
Conseco Science & Technology .  $   762,905
Conseco 20 . . . . . . . . . .   21,223,840
Conseco Equity . . . . . . . .      963,557
Conseco Large-Cap
                                    221,867

FUND                                 AMOUNT
-------------------------------------------

Conseco Balanced . . . . . . .  $ 1,232,405
Conseco Convertible Securities      306,727
Conseco High Yield . . . . . .      281,684

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                              CONSECO  SCIENCE  &
                                               TECHNOLOGY  FUND                        CONSECO 20 FUND
                                        --------------------------------------------------------------------------------
                                           2002      2001    2000 (F)     2002      2001      2000      1999      1998
                                         -------   -------   --------  --------  --------  --------  --------   --------
CLASS A SHARES
Net asset value per share,
   beginning of period                   $  3.01   $  6.94   $  10.00   $  6.12   $ 11.76   $ 20.68   $ 12.80   $ 10.00
Income from investment
   operations (a):
   Net investment income (loss)            (0.05)    (0.04)     (0.05)    (0.07)    (0.08)    (0.28)    (0.18)    (0.02)
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                       (1.65)    (3.89)     (3.01)    (2.54)    (5.56)    (5.22)     9.19      2.82
---------------------------------------------------------------------   ------------------------------------------------
   Total income (loss) from
      investment operations                (1.70)    (3.93)     (3.06)    (2.61)    (5.64)    (5.50)     9.01      2.80
---------------------------------------------------------------------   ------------------------------------------------
Distributions:
   Dividends from net
      investment income                       --        --         --        --        --        --        --        --
   Distributions of net realized gains        --        --         --        --        --     (3.42)    (1.13)       --
   Total distributions                        --        --         --        --        --     (3.42)    (1.13)       --
---------------------------------------------------------------------   ------------------------------------------------
   Net asset value per share,
      end of period                      $  1.31   $  3.01   $   6.94   $  3.51   $  6.12   $ 11.76   $ 20.68   $ 12.80
---------------------------------------------------------------------   ------------------------------------------------
   Total return (b)(c)(d)                 -56.48%   -56.63%    -30.60%   -42.65%   -47.96%   -25.67%    70.40%    28.00%
---------------------------------------------------------------------   ------------------------------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
   end of period                         $ 3,778   $16,077   $ 19,850   $ 8,778   $23,948   $33,439   $53,463   $33,845
   Ratio of expenses to average
      net assets (b)(e):
   Before expense reimbursement             2.38%     2.18%      2.17%     1.82%     1.67%     1.51%     1.70%     2.15%
   After expense reimbursement              1.75%     1.75%      1.75%     1.75%     1.67%     1.51%     1.68%     1.75%
   Ratio of net investment
      income (loss) to
   average net assets (b)(e)              (1.69%)   (1.50%)    (1.23%)   (1.19%)   (1.19%)   (1.14%)   (1.02%)   (0.22%)



                                                       CONSECO  EQUITY  FUND                   CONSECO  LARGE-CAP  FUND
                                        --------------------------------------------------   ----------------------------
                                           2002       2001       2000      1999      1998      2002      2001    2000(F)
                                        --------   ---------   -------   -------   -------   -------   -------   --------
CLASS A SHARES
Net asset value per share,
   beginning of period                   $  8.79   $    9.86   $ 16.27   $ 12.55   $ 11.07   $  6.60   $  8.43   $ 10.00
Income from investment
   operations (a):
   Net investment income (loss)            (0.01)      (0.01)    (0.13)    (0.14)       --     (0.07)    (0.06)       --
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                       (1.20)      (1.06)     0.40      7.18      1.79     (1.75)    (1.77)    (1.57)
------------------------------------------------------------------------------------------   ----------------------------
   Total income (loss) from
      investment operations                (1.21)      (1.07)     0.27      7.04      1.79     (1.82)    (1.83)    (1.57)
------------------------------------------------------------------------------------------   ----------------------------
Distributions:
   Dividends from net
       investment income                      --          --        --        --     (0.01)       --        --        --
   Distributions of net realized gains        --    (0.00)(h)    (6.68)    (3.32)    (0.30)       --        --        --
------------------------------------------------------------------------------------------   ----------------------------
   Total distributions                        --       (0.00)    (6.68)    (3.32)    (0.31)       --        --        --
------------------------------------------------------------------------------------------   ----------------------------
   Net asset value per share,
       end of period                     $  7.58   $    8.79   $  9.86   $ 16.27   $ 12.55   $  4.78   $  6.60   $  8.43
------------------------------------------------------------------------------------------   ----------------------------
   Total return (b)(c)(d)                 -13.77%     -10.93%     4.97%    56.21%    16.11%   -27.58%   -21.71%   -15.70%
------------------------------------------------------------------------------------------   ----------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period                      $ 7,290   $  14,268   $15,210   $29,480   $26,203   $   945   $ 9,417   $13,737
   Ratio of expenses to average
      net assets (b)(e):
   Before expense reimbursement             1.59%       1.60%     1.47%     1.66%     2.10%     2.10%     1.96%     2.06%
   After expense reimbursement              1.50%       1.50%     1.47%     1.50%     1.50%     1.50%     1.50%     1.50%
    Ratio of net investment
      income (loss) to
      average net assets (b)(e)           (0.09%)     (0.08%)   (0.80%)   (0.83%)       --    (0.64%)   (0.80%)   (0.16%)


(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large-Cap, Conseco Balanced and Conseco Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 1.55% for the Conseco Convertible Securities, 1.40% for the Conseco High Yield and 1.10% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.



                                                              CONSECO FUND GROUP
                                                              2002 ANNUAL REPORT




            CONSECO  BALANCED  FUND                     CONSECO  CONVERTIBLE SECURITIES  FUND
----------------------------------------------   -----------------------------------------------
2002        2001      2000      1999      1998     2002      2001      2000      1999    1998(G)
----------------------------------------------   -----------------------------------------------
10.13    $ 11.08   $ 13.51   $ 11.69   $ 10.73   $ 9.62   $ 11.80   $ 14.93   $ 11.00   $ 10.00

 0.24       0.25      0.28      0.22      0.30     0.32      0.30      0.43      0.46      0.10


(1.49)      (0.96)     0.64      3.18      1.03    (1.02)    (1.63)    (1.08)     3.89      1.00
----------------------------------------------   -----------------------------------------------
(1.25)      (0.71)     0.92      3.40      1.33    (0.70)    (1.33)    (0.65)     4.35      1.10
----------------------------------------------   -----------------------------------------------

(0.26)      (0.24)    (0.25)    (0.23)    (0.24)   (0.29)    (0.36)    (0.36)    (0.27)    (0.10)
----------------------------------------------   -----------------------------------------------
--             --     (3.10)    (1.35)    (0.13)      --     (0.49)    (2.12)    (0.15)       --
----------------------------------------------   -----------------------------------------------
(0.26)      (0.24)    (3.35)    (1.58)    (0.37)   (0.29)    (0.85)    (2.48)    (0.42)    (0.10)
----------------------------------------------   -----------------------------------------------
 8.62     $ 10.13   $ 11.08   $ 13.51   $ 11.69   $ 8.63   $  9.62    $ 11.80   $ 14.93   $ 11.00
----------------------------------------------   -----------------------------------------------
-12.47%     -6.37%     7.29%    29.44%    12.45%   -7.24%   -11.27%    -3.56%    40.12%    11.04%
----------------------------------------------   -----------------------------------------------



4,205      $22,802   $24,311   $31,932   $26,064   $2,639   $ 4,482   $15,022   $22,927   $27,611

1.68%        1.68%     1.74%     1.96%     2.26%    1.98%     1.90%     1.70%     1.95%     2.12%
1.50%        1.50%     1.50%     1.50%     1.50%    1.55%     1.55%     1.55%     1.55%     1.55%

2.62%        2.43%     1.92%     1.87%     2.66%    3.50%     3.15%     2.49%     2.11%     3.80%




                 CONSECO  HIGH  YIELD  FUND                   CONSECO  FIXED  INCOME  FUND
----------------------------------------------   -----------------------------------------------
2002      2001      2000      1999      1998      2002      2001      2000      1999      1998
----------------------------------------------   -----------------------------------------------
7.76     $  8.20   $ 10.00   $ 10.00   $ 10.00   $ 10.14   $  9.94   $  9.60   $ 10.21   $ 10.13

0.80         0.79      0.81      1.00      0.76      0.56      0.55      0.62      0.63      0.55


(0.70)      (0.41)    (1.83)    (0.13)    (0.10)    (0.06)     0.30      0.33     (0.65)     0.20
----------------------------------------------   -----------------------------------------------
0.10         0.38     (1.02)     0.87      0.66      0.50      0.85      0.95     (0.02)     0.75
----------------------------------------------   -----------------------------------------------

(0.78)      (0.82)    (0.78)    (0.87)    (0.66)    (0.59)    (0.55)    (0.61)    (0.56)    (0.55)
--             --        --        --        --        --     (0.10)       --     (0.03)    (0.12)
----------------------------------------------   -----------------------------------------------
(0.78)      (0.82)    (0.78)    (0.87)    (0.66)    (0.59)    (0.65)    (0.61)    (0.59)    (0.67)
----------------------------------------------   -----------------------------------------------
$7.08     $  7.76   $  8.20   $ 10.00   $ 10.00   $ 10.05   $ 10.14   $  9.94   $  9.60   $ 10.21
----------------------------------------------   -----------------------------------------------
1.85%        4.78%   -10.74%     9.03%     6.56%     5.11%     8.66%    10.30%    -0.27%     7.57%
----------------------------------------------   -----------------------------------------------



44,059   $27,712   $19,689   $42,591   $28,199   $15,455   $65,303   $32,693   $30,681   $30,684

1.61%        1.61%     1.58%     1.66%     2.12%     1.32%     1.33%     1.44%     1.64%     1.94%
1.40%        1.40%     1.40%     1.40%     1.40%     1.10%     1.13%     1.25%     1.25%     1.25%

10.86%       9.95%     8.43%     8.93%     7.76%     5.73%     5.44%     6.42%     5.69%     5.28%

(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from September 28, 1998 (Commencement of operations) through December 31, 1998.
(h)  Amount calculated is less than $0.005 per share

FINANCIAL HIGHLIGHTS

For  a  share  outstanding  during  each  year  or  period  ended  December  31

                                              CONSECO  SCIENCE  &
                                               TECHNOLOGY  FUND                        CONSECO 20 FUND
                                        -----------------------------  -------------------------------------------------
                                           2002      2001    2000 (F)     2002      2001      2000      1999      1998
                                         -------   -------   --------  --------  --------  --------  --------   --------
CLASS B SHARES
Net asset value per share,
   beginning of period                   $  2.98   $  6.93   $ 10.00   $  5.95   $ 11.48   $ 20.40   $ 12.71   $ 11.21
Income from investment
   operations (a):
   Net investment income (loss)            (0.06)    (0.07)    (0.05)    (0.10)    (0.13)    (0.39)    (0.10)    (0.07)
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                       (1.62)    (3.88)    (3.02)    (2.46)    (5.40)    (5.11)     8.94      1.57
                                        -----------------------------  -------------------------------------------------
  Total income (loss) from
      investment operations                (1.68)    (3.95)    (3.07)    (2.56)    (5.53)    (5.50)     8.84      1.50
                                        -----------------------------  -------------------------------------------------
Distributions:
   Dividends from net
      investment income                       --        --        --        --        --        --        --        --
   Distributions of net realized gains        --        --        --        --        --     (3.42)    (1.15)       --
   Total distributions                        --        --        --        --        --     (3.42)    (1.15)       --
                                        -----------------------------  -------------------------------------------------
 Net asset value per share,
      end of period                      $  1.30   $  2.98   $  6.93   $  3.39   $  5.95   $ 11.48   $ 20.40   $ 12.71
                                        -----------------------------  -------------------------------------------------
   Total return (b)(c)(d)                 -56.38%   -57.00%   -30.70%   -43.03%   -48.17%   -25.99%    69.56%    13.38%
                                        -----------------------------  -------------------------------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period                      $   540   $ 2,348   $ 4,699   $16,197   $46,136   $89,044   $71,233   $ 7,270
   Ratio of expenses to average
       net assets (b)(e):
   Before expense reimbursement             2.88%     2.68%     2.67%     2.32%     2.17%     2.01%     2.20%     2.73%
   After expense reimbursement              2.25%     2.25%     2.25%     2.25%     2.17%     2.01%     2.18%     2.25%
   Ratio of net investment income (loss) to
   average net assets (b)(e)              (2.19%)   (2.00%)   (1.73%)   (1.69%)   (1.69%)   (1.64%)   (1.52%)   (0.78%)



                                                              CONSECO  EQUITY  FUND                   CONSECO  LARGE-CAP  FUND
                                               ---------------------------------------------------   ----------------------------
                                                  2002       2001       2000      1999    1998 (H)     2002      2001    2000 (F)
                                               -------------------------------------------------     ----------------------------
CLASS B SHARES
Net asset value per share
   beginning of period                          $  8.54   $    9.63   $ 16.13   $ 12.47   $  11.09   $  6.55   $  8.41   $  10.00
Income from investment
    operations (a):
   Net investment income (loss)                   (0.06)      (0.05)    (0.20)    (0.14)     (0.06)    (0.10)    (0.08)     (0.01)
   Net realized gains (losses)
       and change in
      unrealized appreciation or depreciation
      on investments                              (1.15)      (1.04)     0.38      7.07       1.75     (1.73)    (1.78)     (1.58)
                                               -------------------------------------------------     ----------------------------
   Total income (loss) from
       investment operations                      (1.21)      (1.09)     0.18      6.93       1.69     (1.83)    (1.86)     (1.59)
                                               -------------------------------------------------     ----------------------------
Distributions:
   Dividends from net
      investment income                              --          --        --        --      (0.01)       --        --         --
   Distributions of net realized gains               --    (0.00)(m)    (6.68)    (3.27)     (0.30)       --        --         --
                                               -------------------------------------------------     ----------------------------
   Total distributions                               --       (0.00)    (6.68)    (3.27)     (0.31)       --        --         --
                                               -------------------------------------------------     ----------------------------
   Net asset value per share,
      end of period                             $  7.33   $    8.54   $  9.63   $ 16.13   $  12.47   $  4.72   $  6.55   $   8.41
                                               -------------------------------------------------     ----------------------------
    Total return (b)(c)(d)                       -14.17%     -11.30%     4.44%    55.63%     15.20%   -27.94%   -22.12%    -15.90%
                                               -------------------------------------------------     ----------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
   end of period                                $15,956   $  22,075   $19,621   $ 3,489   $  1,634   $ 2,102   $ 5,439   $  8,096
   Ratio of expenses to
       average net assets (b)(e):
   Before expense reimbursement                    2.09%       2.10%     1.97%     2.16%      4.85%     2.60%     2.46%      2.56%
   After expense reimbursement                     2.00%       2.00%     1.97%     2.00%      2.00%     2.00%     2.00%      2.00%
   Ratio of net investment income (loss) to
      average net assets (b)(e)                  (0.59%)     (0.58%)   (1.30%)   (1.33%)    (0.60%)   (1.14%)   (1.30%)    (0.66%)


(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large-Cap, Conseco Balanced and Conseco Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.


CONSECO  FUND  GROUP
2002  ANNUAL  REPORT




              CONSECO  BALANCED  FUND                 CONSECO  CONVERTIBLE  SECURITIES  FUND
-----------------------------------------------   -----------------------------------------------
2002        2001      2000     1999    1998 (I)    2002      2001      2000      1999    1998 (J)
-----------------------------------------------   -----------------------------------------------

$9.98     $ 10.92   $ 13.38   $11.61   $  11.20   $ 9.56   $ 11.74   $ 14.88   $ 11.00   $  10.00

 0.18         0.20      0.19     0.12       0.19     0.27      0.24      0.34      0.06       0.08


(1.45)      (0.94)     0.66     3.18       0.57    (1.00)    (1.63)    (1.07)     4.21       1.00
-----------------------------------------------   -----------------------------------------------
(1.27)      (0.74)     0.85     3.30       0.76    (0.73)    (1.39)    (0.73)     4.27       1.08
-----------------------------------------------   -----------------------------------------------

(0.22)      (0.20)    (0.21)   (0.18)     (0.22)   (0.25)    (0.30)    (0.29)    (0.24)     (0.08)
--             --     (3.10)   (1.35)     (0.13)      --     (0.49)    (2.12)    (0.15)        --
-----------------------------------------------   -----------------------------------------------
(0.22)         --     (3.31)   (1.53)     (0.35)   (0.25)    (0.79)    (2.41)    (0.39)     (0.08)
-----------------------------------------------   -----------------------------------------------
$8.49     $  9.98   $ 10.92   $13.38   $  11.61   $ 8.58   $  9.56   $ 11.74   $ 14.88   $  11.00
-----------------------------------------------   -----------------------------------------------
-12.89%     -6.79%     6.79%   28.79%      6.83%   -7.61%   -11.77%    -4.07%    39.40%     10.89%
-----------------------------------------------   -----------------------------------------------


12,345   $20,279   $13,958   $2,854   $  1,301   $9,438   $17,903   $30,872   $13,690   $      1

2.18%        2.18%     2.24%    2.46%      3.93%    2.48%     2.40%     2.20%     2.45%    154.76%
2.00%        2.00%     2.00%    2.00%      2.00%    2.05%     2.05%     2.05%     2.05%      2.05%

2.12%        1.93%     1.42%    1.37%      2.09%    3.00%     2.65%     1.99%     1.61%      3.02%



                CONSECO  HIGH  YIELD  FUND                     CONSECO  FIXED  INCOME  FUND
------------------------------------------------   -----------------------------------------------
2002        2001      2000      1999    1998 (K)     2002      2001     2000     1999    1998 (L)
------------------------------------------------   -----------------------------------------------
$7.71     $  8.16   $  9.97   $  9.97   $  10.44   $ 10.10   $  9.91   $ 9.59   $10.19   $  10.24

 0.75         0.76      0.73      0.55       0.60      0.50      0.51     0.58     0.41       0.36


(0.67)      (0.43)    (1.80)     0.28      (0.48)    (0.04)     0.29     0.32    (0.46)      0.14
------------------------------------------------   -----------------------------------------------
0.08         0.33     (1.07)     0.83       0.12      0.46      0.80     0.90    (0.05)      0.50
------------------------------------------------   -----------------------------------------------

(0.75)      (0.78)    (0.74)    (0.83)     (0.59)    (0.54)    (0.51)   (0.58)   (0.52)     (0.45)
--             --        --        --         --        --     (0.10)      --    (0.03)     (0.10)
------------------------------------------------   -----------------------------------------------
(0.75)      (0.78)    (0.74)    (0.83)     (0.59)    (0.54)    (0.61)   (0.58)   (0.55)     (0.55)
------------------------------------------------   -----------------------------------------------
$7.04     $  7.71   $  8.16   $  9.97   $   9.97   $ 10.02   $ 10.10   $ 9.91   $ 9.59   $  10.19
------------------------------------------------   -----------------------------------------------
1.49%        4.17%   -11.31%     8.57%      1.12%     4.64%     8.16%    9.74%   -0.49%      4.97%
------------------------------------------------   -----------------------------------------------



35,654   $48,857   $41,319   $47,433   $ 11,271   $35,087   $38,793   $9,340   $5,230   $  2,619

2.11%        2.11%     2.08%     2.16%      2.75%     1.82%     1.80%    1.79%    1.99%      2.77%
1.90%        1.90%     1.90%     1.90%      1.90%     1.60%     1.60%    1.60%    1.60%      1.60%

10.36%       9.45%     7.93%     8.43%      7.27%     5.23%     4.98%    6.07%    5.34%      4.83%


(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from February 18, 1998 (Commencement of operations) through December 31, 1998.
(h) Period from January 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 10, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 20, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.


FINANCIAL HIGHLIGHTS

For  a  share  outstanding  during  each  year  or  period  ended  December  31



                                                 CONSECO  SCIENCE  &
                                                    TECHNOLOGY  FUND                            CONSECO  20  FUND
                                              ----------------------------   -------------------------------------------------
                                                2002      2001    2000 (F)     2002      2001      2000      1999    1998 (G)
                                              ----------------------------   -------------------------------------------------
CLASS C SHARES
Net asset value per share
   beginning of period                        $  2.99   $  6.92   $  10.00   $  5.98   $ 11.52   $ 20.46   $ 12.75   $  11.82
Income from investment
   operations (a):
   Net investment income (loss)                 (0.06)    (0.06)     (0.05)    (0.10)    (0.12)    (0.39)    (0.09)     (0.07)
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                            (1.63)    (3.87)     (3.03)    (2.48)    (5.42)    (5.13)     8.96       1.00
                                              ----------------------------   -------------------------------------------------
   Total income (loss) from
       investment operations                    (1.69)    (3.93)     (3.08)    (2.58)    (5.54)    (5.52)     8.87       0.93
                                              ----------------------------   -------------------------------------------------
Distributions:
   Dividends from net
      investment income                            --        --         --        --        --        --        --         --
   Distributions of net realized gains             --        --         --        --        --     (3.42)    (1.16)        --
                                              ----------------------------   -------------------------------------------------
   Total distributions                             --        --         --        --        --     (3.42)    (1.16)        --
                                              ----------------------------   -------------------------------------------------
   Net asset value per share,
      end of period                           $  1.30   $  2.99   $   6.92   $  3.40   $  5.98   $ 11.52   $ 20.46   $  12.75
                                              ----------------------------   -------------------------------------------------
   Total return (b)(c)(d)                      -56.52%   -56.79%    -30.80%   -42.98%   -48.09%   -26.02%    69.54%      7.87%
                                              ----------------------------   -------------------------------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period                           $ 1,240   $ 4,684   $  5,122   $15,359   $40,383   $64,272   $37,093   $  2,982
   Ratio of expenses to average
      net assets (b)(e):
   Before expense reimbursement                  2.88%     2.68%      2.67%     2.32%     2.17%     2.01%     2.20%      2.72%
   After expense reimbursement                   2.25%     2.25%      2.25%     2.25%     2.17%     2.01%     2.18%      2.25%
   Ratio of net investment income (loss) to
      average net assets (b)(e)                (2.19%)   (2.00%)    (1.73%)   (1.69%)   (1.69%)   (1.64%)   (1.52%)    (0.81%)





                                                     CONSECO  EQUITY  FUND                      CONSECO  LARGE-CAP  FUND
                                         ---------------------------------------------------   ----------------------------
                                           2002       2001        2000      1999    1998 (H)     2002      2001    2000 (F)
                                         ---------------------------------------------------   ----------------------------
CLASS C SHARES
Net asset value per share,
    beginning of period                  $  8.55   $     9.63   $ 16.12   $ 12.54   $  11.98   $  6.56   $  8.42   $  10.00
Income from investment
   operations (a):
   Net investment income (loss)            (0.06)       (0.04)    (0.20)    (0.07)     (0.06)    (0.10)    (0.10)     (0.01)
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                       (1.15)       (1.04)     0.39      7.02       0.93     (1.74)    (1.76)     (1.57)
                                         ---------------------------------------------------   ----------------------------
   Total income (loss) from
      investment operations                (1.21)       (1.08)     0.19      6.95       0.87     (1.84)    (1.86)     (1.58)
                                         ---------------------------------------------------   ----------------------------
Distributions:
   Dividends from net
      investment income                       --           --        --        --      (0.01)       --        --         --
   Distributions of net realized gains        --    (0.00) (m)    (6.68)    (3.37)     (0.30)       --        --         --
                                         ---------------------------------------------------   ----------------------------
   Total distributions                        --        (0.00)    (6.68)    (3.37)     (0.31)       --        --         --
                                         ---------------------------------------------------   ----------------------------
   Net asset value per share,
      end of period                      $  7.34   $     8.55   $  9.63   $ 16.12   $  12.54   $  4.72   $  6.56   $   8.42
                                         ---------------------------------------------------   ----------------------------
   Total return (b)(c)(d)                 -14.15%      -11.19%     4.51%    55.89%      7.21%   -28.05%   -22.09%    -15.80%
                                         ---------------------------------------------------   ----------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period                      $16,329   $   20,055   $13,793   $ 2,972   $    616   $ 1,858   $ 4,825   $  7,513
   Ratio of expenses to average
       net assets (b)(e):
   Before expense reimbursement             2.09%        2.10%     1.97%     2.16%      8.51%     2.60%     2.46%      2.56%
   After expense reimbursement              2.00%        2.00%     1.97%     2.00%      2.00%     2.00%     2.00%      2.00%
   Ratio of net investment
      income (loss) to
      average net assets (b)(e)           (0.59%)      (0.57%)   (1.30%)   (1.33%)    (0.68%)   (1.14%)   (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large-Cap, Conseco Balanced and Conseco Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT



              CONSECO  BALANCED  FUND                CONSECO  CONVERTIBLE  SECURITIES  FUND
---------------------------------------------   ----------------------------------------------
2002        2001     2000     1999    1998 (I)    2002      2001      2000     1999    1998 (J)
---------------------------------------------   ----------------------------------------------
$10.06    $ 11.01   $13.46   $11.66   $  11.31   $ 9.60   $ 11.78   $ 14.91   $11.00   $  10.00

0.18         0.19     0.19     0.13       0.20     0.28      0.24      0.34     0.06       0.08


(1.46)      (0.94)    0.66     3.20       0.48    (1.02)    (1.63)    (1.06)    4.23       1.00
---------------------------------------------   ----------------------------------------------
(1.28)      (0.75)    0.85     3.33       0.68    (0.74)    (1.39)    (0.72)    4.29       1.08
---------------------------------------------   ----------------------------------------------

(0.22)      (0.20)   (0.20)   (0.18)     (0.20)   (0.25)    (0.30)    (0.29)   (0.23)     (0.08)
--             --    (3.10)   (1.35)     (0.13)      --     (0.49)    (2.12)   (0.15)        --
---------------------------------------------   ----------------------------------------------
(0.22)      (0.20)   (3.30)   (1.53)     (0.33)   (0.25)    (0.79)    (2.41)   (0.38)     (0.08)
---------------------------------------------   ----------------------------------------------
$8.56     $ 10.06   $11.01   $13.46   $  11.66   $ 8.61   $  9.60   $ 11.78   $14.91   $  11.00
---------------------------------------------   ----------------------------------------------
-12.94%     -6.77%    6.79%   28.81%      6.10%   -7.68%   -11.72%    -3.99%   39.52%     10.89%
---------------------------------------------   ----------------------------------------------



13,026   $28,946   $8,487   $2,264   $  1,197   $3,701   $ 7,417   $11,919   $4,107   $      1

2.18%        2.18%    2.24%    2.46%      3.40%    2.48%     2.40%     2.20%    2.45%    154.76%
2.00%        2.00%    2.00%    2.00%      2.00%    2.05%     2.05%     2.05%    2.05%      2.05%

2.12%        1.93%    1.42%    1.37%      2.08%    3.00%     2.65%     1.99%    1.61%      3.02%






          CONSECO  HIGH  YIELD  FUND                    CONSECO  FIXED  INCOME  FUND
-----------------------------------------------   -----------------------------------------------
2002        2001      2000      1999    1998 (K)     2002      2001     2000     1999    1998 (L)
-----------------------------------------------   -----------------------------------------------
$7.70     $  8.15   $  9.95   $  9.95   $  10.44   $ 10.15   $  9.95   $ 9.63   $10.23   $  10.13

0.75         0.75      0.73      0.50       0.59      0.50      0.51     0.58     0.41       0.38


(0.67)      (0.42)    (1.79)     0.33      (0.50)    (0.04)     0.30     0.32    (0.45)      0.26
-----------------------------------------------   -----------------------------------------------
0.08         0.33     (1.06)     0.83       0.09      0.46      0.81     0.90    (0.04)      0.64
-----------------------------------------------   -----------------------------------------------

(0.75)      (0.78)    (0.74)    (0.83)     (0.58)    (0.54)    (0.51)   (0.58)   (0.53)     (0.44)
--             --        --        --         --        --     (0.10)      --    (0.03)     (0.10)
-----------------------------------------------   -----------------------------------------------
(0.75)      (0.78)    (0.74)    (0.83)     (0.58)    (0.54)    (0.61)   (0.58)   (0.56)     (0.54)
-----------------------------------------------   -----------------------------------------------
$7.03     $  7.70   $  8.15   $  9.95   $   9.95   $ 10.07   $ 10.15   $ 9.95   $ 9.63   $  10.23
-----------------------------------------------   -----------------------------------------------
1.49%        4.18%   -11.22%     8.60%      0.88%     4.69%     8.26%    9.69%   -0.47%      6.44%
-----------------------------------------------   -----------------------------------------------



16,538   $25,532   $18,645   $18,541   $  3,685   $35,719   $57,239   $5,171   $2,655   $    539

2.11%        2.11%     2.08%     2.16%      3.03%     1.82%     1.80%    1.79%    1.99%      5.91%
1.90%        1.90%     1.90%     1.90%      1.90%     1.60%     1.60%    1.60%    1.60%      1.60%

10.36%       9.45%     7.93%     8.43%      7.22%     5.23%     4.98%    6.07%    5.34%      4.98%



(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from March 10, 1998 (Commencement of operations) through December 31, 1998.
(h) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 13, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 5, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

FINANCIAL  HIGHLIGHTS

For  a  share  outstanding  during  each  year  or  period  ended  December  31



                                             CONSECO  SCIENCE  &
                                                TECHNOLOGY FUND                       CONSECO  20  FUND
                                          ----------------------------   ------------------------------------------------
                                            2002      2001    2000 (F)     2002      2001      2000      1999    1998 (G)
                                          ----------------------------   ------------------------------------------------
CLASS Y SHARES
Net asset value per share,
   beginning of period                    $  3.03   $  6.96   $  10.00   $  6.13   $ 11.70   $ 20.49   $ 12.68   $  12.33
Income from investment
   operations (a):
   Net investment income (loss)             (0.03)    (0.04)     (0.02)    (0.04)    (0.05)    (0.16)    (0.01)      0.04
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                        (1.67)    (3.89)     (3.02)    (2.56)    (5.52)    (5.21)     9.04       0.31
                                          ----------------------------   ------------------------------------------------
    Total income (loss) from
      Investment operations                 (1.70)    (3.93)     (3.04)    (2.60)    (5.57)    (5.37)     9.03       0.35
                                          ----------------------------   ------------------------------------------------
Distributions:
   Dividends from net investment income        --        --         --        --        --        --        --         --
   Distributions of net realized gains         --        --         --        --        --     (3.42)    (1.22)        --
                                          ----------------------------   ------------------------------------------------
   Total distributions                         --        --         --        --        --     (3.42)    (1.22)        --
                                          ----------------------------   ------------------------------------------------
   Net asset value per share,
      end of period                       $  1.33   $  3.03   $   6.96   $  3.53   $  6.13   $ 11.70   $ 20.49   $  12.68
                                          ----------------------------   ------------------------------------------------
   Total return (b)(c)(d)                  -56.11%   -56.47%    -30.40%   -42.41%   -47.61%   -25.23%    71.36%      2.84%
                                          ----------------------------   ------------------------------------------------

Ratios/supplemental data:
   Net assets (dollars in thousands),
      end of period                       $   313   $ 1,080   $  2,242   $ 7,988   $20,149   $30,401   $55,806   $    172
   Ratio of expenses to average
      net assets (b)(e):
   Before expense reimbursement              1.88%     1.68%      1.67%     1.32%     1.17%     1.01%     1.20%      3.77%
   After expense reimbursement               1.25%     1.25%      1.25%     1.25%     1.17%     1.01%     1.18%      1.25%
   Ratio of net investment
      income (loss) to
      average net assets (b)(e)            (1.19%)   (1.00%)    (0.73%)   (0.69%)   (0.69%)   (0.64%)   (0.52%)      0.62%


                                               CONSECO  EQUITY  FUND                       CONSECO  LARGE-CAP  FUND
                                 -----------------------------------------------------   ----------------------------
                                    2002       2001        2000      1999       1998       2002      2001    2000 (F)
                                 -----------------------------------------------------   ----------------------------
CLASS Y SHARES
Net asset value per share,
    beginning of period          $   9.09      $ 10.16   $  16.47   $  12.67   $ 11.13   $  6.65   $   8.45   $10.00
Income from investment
   operations (a):
   Net investment income (loss)      0.04         0.03     (0.05)     (0.03)      0.05     (0.04)    (0.01)        --
   Net realized gains (losses)
      and change in
      unrealized appreciation
      or depreciation
      on investments                (1.25)       (1.09)     0.42       7.24       1.83     (1.78)    (1.79)     (1.55)
                                 -----------------------------------------------------   ----------------------------
   Total income (loss) from
       investment operations        (1.21)       (1.06)     0.37       7.21       1.88     (1.82)    (1.80)     (1.55)
                                 -----------------------------------------------------   ----------------------------
Distributions:
   Dividends from net
      investment income             (0.01)       (0.01)       --         --      (0.04)       --        --         --
   Distributions of net
      realized gains                   --    (0.00) (c)    (6.68)     (3.41)     (0.30)       --        --         --
                                 -----------------------------------------------------   ----------------------------
   Total distributions              (0.01)       (0.01)    (6.68)     (3.41)     (0.34)       --        --         --
                                 -----------------------------------------------------   ----------------------------
   Net asset value per share,
      end of period               $  7.87   $     9.09   $ 10.16   $  16.47   $  12.67   $  4.83   $  6.65   $   8.45
                                 -----------------------------------------------------   ----------------------------
   Total return (b)(c)(d)          -13.33%      -10.38%     5.51%     57.13%     16.82%   -27.37%   -21.30%    -15.50%
                                 -----------------------------------------------------   ----------------------------

Ratios/supplemental data:
   Net assets
       (dollars in thousands),
      end of period              $  62,544      $87,671   $106,512   $110,008   $60,816   $   606   $  2,064   $1,268
   Ratio of expenses to average
       net assets (b)(e):
   Before expense reimbursement      1.09%        1.10%     0.97%      1.16%      1.42%     1.60%     1.46%      1.56%
   After expense reimbursement       1.00%        1.00%     0.97%      1.00%      1.00%     1.00%     1.00%      1.00%
   Ratio of net investment
       income (loss) to
      average net assets (b)(e)      0.41%        0.42%   (0.30%)    (0.33%)      0.40%   (0.14%)   (0.30%)      0.34%



(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large-Cap, Conseco Balanced and Conseco Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.25% for the Conseco Science & Technology and Conseco 20, 1.00 % for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.
(d)  Not annualized for periods of less than one full year.

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT


         CONSECO  BALANCED  FUND                 CONSECO  CONVERTIBLE  SECURITIES  FUND
--------------------------------------------   -----------------------------------------------
2002        2001      2000     1999     1998     2002      2001     2000      1999    1998 (H)
--------------------------------------------   -----------------------------------------------
$10.22    $ 11.17   $ 13.59   $11.75   $10.78   $ 9.62   $ 11.81   $14.94   $ 11.00   $  10.00

  0.28       0.31      0.34     0.24     0.32     0.36      0.35     0.51      0.04       0.11


(1.50)      (0.96)     0.66     3.24     1.06    (1.01)    (1.64)   (1.08)     4.38       1.00
--------------------------------------------   -----------------------------------------------
(1.22)      (0.65)     1.00     3.48     1.38    (0.65)    (1.29)   (0.57)     4.42       1.11
--------------------------------------------   -----------------------------------------------

(0.32)      (0.30)    (0.32)   (0.29)   (0.28)   (0.33)    (0.41)   (0.44)    (0.33)     (0.11)
..--           .--     (3.10)   (1.35)   (0.13)     .--     (0.49)   (2.12)    (0.15)       .--
--------------------------------------------   -----------------------------------------------
(0.32)      (0.30)    (3.42)   (1.64)   (0.41)   (0.33)    (0.90)   (2.56)    (0.48)     (0.11)
--------------------------------------------   -----------------------------------------------
$8.68     $ 10.22   $ 11.17   $13.59   $11.75   $ 8.64   $  9.62   $11.81   $ 14.94   $  11.00
--------------------------------------------   -----------------------------------------------
-12.06%     -5.83%     7.82%   30.07%   12.90%   -6.70%   -10.87%   -3.04%    40.91%     11.17%
--------------------------------------------   -----------------------------------------------



$8,609    $16,912   $15,784   $9,186   $4,138   $3,338   $ 5,475   $9,787   $30,357   $      1

1.18%        1.18%     1.24%    1.46%    2.19%    1.48%     1.40%    1.20%     1.45%    149.31%
1.00%        1.00%     1.00%    1.00%    1.00%    1.05%     1.05%    1.05%     1.05%      1.05%

3.12%        2.93%     2.42%    2.37%    2.67%    4.00%     3.65%    2.99%     2.61%      3.87%




          CONSECO  HIGH  YIELD  FUND                        CONSECO  FIXED  INCOME  FUND
----------------------------------------------   -----------------------------------------------
2002       2001      2000      1999    1998 (I)     2002      2001      2000      1999      1998
----------------------------------------------   -----------------------------------------------
$7.79    $  8.24   $ 10.03   $ 10.02   $  10.49   $ 10.17   $  9.98   $  9.64   $ 10.25   $ 10.15

0.84        0.82      0.90      0.45       0.62      0.61      0.61      0.69      0.58      0.65


(0.68)     (0.41)    (1.86)     0.48      (0.48)    (0.04)     0.28      0.32     (0.54)     0.17
----------------------------------------------   -----------------------------------------------
0.16        0.41     (0.96)     0.93       0.14      0.57      0.89      1.01      0.04      0.82
----------------------------------------------   -----------------------------------------------
(0.82)     (0.86)    (0.83)    (0.92)     (0.61)    (0.64)    (0.60)    (0.67)    (0.62)    (0.60)
..--          .--       .--       .--        .--       .--     (0.10)      .--     (0.03)    (0.12)
----------------------------------------------   -----------------------------------------------
(0.82)     (0.86)    (0.83)    (0.92)     (0.61)    (0.64)    (0.70)    (0.67)    (0.65)    (0.72)
----------------------------------------------   -----------------------------------------------
$7.13    $  7.79   $  8.24   $ 10.03   $  10.02   $ 10.10   $ 10.17   $  9.98   $  9.64   $ 10.25
----------------------------------------------   -----------------------------------------------
2.64%       5.15%   -10.14%     9.64%      1.36%     5.75%     9.20%    10.96%     0.38%     8.32%
----------------------------------------------   -----------------------------------------------



9,648   $11,913   $ 7,388   $24,021   $  1,237   $30,711   $48,376   $27,189   $27,044   $14,403

1.11%       1.11%     1.08%     1.16%      3.24%     0.82%     0.80%     0.79%     0.99%     1.46%
0.90%       0.90%     0.90%     0.90%      0.90%     0.60%     0.60%     0.60%     0.60%     0.60%

11.36%     10.45%     8.93%     9.43%      7.66%     6.23%     5.98%     7.07%     6.34%     6.26%

(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from April 6, 1998 (commencement of operations) through December 31, 1998.
(h) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from March 2, 1998 (commencement of operations) through December 31, 1998.

FINANCIAL  HIGHLIGHTS

For  a  share  outstanding  during  each  year  or  period  ended  December  31

SUPPLEMENTAL  DATA  FOR  ALL  CLASSES:

                                           CONSECO                        CONSECO     CONSECO
                                           SCIENCE  &          CONSECO    EQUITY      LARGE-CAP
                                        TECHNOLOGY  FUND       20  FUND   FUND        FUND
                                    -----------------------    --------   --------   -----------
Net Assets (dollars in thousands):
2002                                $                  5,871   $ 48,321   $102,118   $  5,512
2001                                                  24,188    130,603    144,068     21,746
2000                                                  31,913    217,156    155,135     30,614
1999                                                    n/a     217,595    145,950        n/a
1998                                                    n/a      44,269     89,270        n/a

Portfolio turnover rate
2002                                                      41%         9%       108%        78%
2001                                                      39%         8%       120%        85%
2000                                                 263% (a)       449%       440%   190% (a)
1999                                                    n/a         280%       364%       n/a
1998                                                    n/a          412%       350%      n/a



                                                                                 CONSECO
                                    CONSECO     CONSECO            CONSECO       FIXED
                                    BALANCED    CONVERTIBLE        HIGH          INCOME
                                    FUND        SECURITIES FUND    YIELD FUND    FUND
                                    ---------   ----------------   ----------   ----------
Net Assets (dollars in thousands):
2002                                $  38,185   $         19,116   $   105,899   $116,971
2001                                   88,939             35,278       114,013    209,711
2000                                   62,539             67,601        87,040     74,393
1999                                   46,236             71,081       132,588     65,610
1998                                   32,700             27,614        44,392     48,245

Portfolio turnover rate
2002                                      183%               185%          229%       438%
2001                                      226%               280%          197%       744%
2000                                      386%               187%          256%       342%
1999                                      321%               115%          312%       361%
1998                                      341%            13% (b)          432%       421%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000 for the Conseco Science & Technology Fund and the Conseco Large-Cap Fund.
(b) Period from September 28, 1998 (commencement of operations) through December 31, 1998 for the Conseco Convertible Securities Fund.

REPORT  OF  INDEPENDENT  ACCOUNTANTS

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT

To the Board of Trustees and Shareholders of Conseco Fund Group:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (comprising Conseco Fund Group, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers  LLP

Indianapolis,  Indiana
February  25,  2003


BOARD  OF  TRUSTEES



NAME,  (AGE)               POSITION  HELD                   PRINCIPAL  OCCUPATION(S)
ADDRESS                    WITH  TRUST                      DURING  PAST  5  YEARS
---------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (77)  Chairman of the Board, Trustee  Consultant to insurance and healthcare industries.
11825 N. Pennsylvania St.   Since December 1996             Director, Chairman and Chief Executive Officer,
Carmel, IN 46032                                            FFG Insurance Co. Chairman of the Board and Trustee
                                                            of other mutual funds managed by the Adviser.

MAXWELL E. BUBLITZ* (47)    President and Trustee           Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.   Since December 1996             Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                                            President and Trustee of other mutual funds managed by
                                                            the Adviser.

GREGORY J. HAHN* (42)       Vice President for Investments  Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.   and Trustee                     Portfolio Manager of the fixed income portion of Balanced
Carmel, IN 46032            Since December 1996             and Fixed Income Funds.  Trustee and portfolio manager of
                                                            other mutual funds managed by the Adviser.

HAROLD W. HARTLEY (79)      Trustee                         Chartered Financial Analyst. Director, Ennis Business Forms, Inc.
11825 N. Pennsylvania St.   Since December 1996             Retired, Executive Vice President, Tenneco Financial Services, Inc.
Carmel, IN 46032                                            Trustee of other mutual funds managed by
                                                            the Adviser.

DR. R. JAN LECROY (71)      Trustee                         Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.   Since December 1996             Dallas Citizens Council.  Trustee of other mutual funds managed
Carmel, IN 46032                                            by the Adviser.

DR. JESS H. PARRISH (75)    Trustee                         Higher Education Consultant.  Former President, Midland College
11825 N. Pennsylvania St.   Since December 1996             Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

DAVID N. WALTHALL (57)      Trustee                         Principal, Walthall Asset Management.  Former President,
11825 N. Pennsylvania St.   Since October 1998              Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                            Formerly, President and CEO, Heritage Media Corporation.
                                                            Formerly,  Director, Eagle National Bank. Trustee of other mutual funds managed by the Adviser.

--------------------
     * The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

          All Trustees will serve until their successors are duly elected and qualified.

          All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

FOR  MORE  INFORMATION

CONSECO  FUND  GROUP
2002  ANNUAL  REPORT




INVESTMENT ADVISER                                     DISTRIBUTOR
     Conseco Capital Management, Inc.                        Conseco Equity Sales, Inc.
     Carmel, IN                                              Carmel, IN

TRANSFER AGENT                                         CUSTODIAN
     US Bancorp Fund Services, LLC                           The Bank of New York
     Milwaukee, WI                                           New York, NY

INDEPENDENT ACCOUNTANTS                                LEGAL COUNSEL
     PricewaterhouseCoopers LLP                              Kirkpatrick & Lockhart LLP
     Indianapolis, IN                                        Washington, DC

INVESTMENT SUB-ADVISERS
     Oak Associates, ltd.
     Akron, OH
     Chicago Equity Partners, LLP
     Chicago, IL


CONSECO SCIENCE & TECHNOLOGY FUND    CSTAX
CONSECO 20 FUND                      CTWAX
CONSECO EQUITY FUND                  CEYAX
CONSECO LARGE-CAP FUND               CELAX
CONSECO BALANCED FUND                COAAX
CONSECO CONVERTIBLE SECURITIES FUND  CCSAX
CONSECO HIGH YIELD FUND              CHYAX
CONSECO FIXED INCOME FUND            COFAX



                   The NASDAQ symbols are for Class A shares.

                               CONSECO FUND GROUP

                                 distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032
--------------------------------------------------------------------------------